UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Metaverse ETF Fidelity® Metaverse ETF : FMET Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 41	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in emerging markets, led by China (+98%), gained roughly 41% overall and contributed most to the fund's performance for the fiscal year, followed by the United States (+7%).
•By sector, communication services gained 29% and contributed most, driven by media & entertainment firms (+29%). Information technology stocks also helped, gaining 3% and benefiting from the software & services industry (+11%). Elsewhere, the real estate sector rose 10%, boosted by equity real estate investment trusts (+12%). Other noteworthy contributors included the industrials (+50%) and consumer discretionary (+4%) sectors.
•In contrast, the U.K. returned about -48% and was a meaningful detractor from a geographic standpoint.
•Turning to individual stocks, the top contributor was Roblox (+182%), within the media & entertainment industry. In the same category, stakes in Meta Platforms (+46%), Take-Two Interactive Software (+56%) and NetEase (+44%) also helped. Nvidia (+27%), a stock in the semiconductors & semiconductor equipment industry, was another plus.
•Conversely, the biggest detractor was Adobe (-31%), from the software & services segment. Among semiconductors & semiconductor equipment stocks, Intel (-37%) hurt the fund's performance as well. Media & entertainment stock Snap (-48%) further hindered the fund. Lastly, Samsung Electronics (-23%) and Super Micro Computer (-40%), within the technology hardware & equipment group, weighed on performance too.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Metaverse ETF - NAV	12.13%	10.22%
Fidelity Metaverse Index℠	12.55%	10.72%
MSCI ACWI (All Country World Index) Index	16.54%	11.37%
A   From April 19, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$40,653,972
Number of Holdings	53
Total Advisory Fee	$125,313
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Communication Services	38.3
Real Estate	6.2
Industrials	0.9
Consumer Discretionary	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.8
Korea (South) - 12.0
China - 5.7
France - 2.6
Japan - 1.5
Sweden - 1.4
Taiwan - 0.7
Germany - 0.5
United Kingdom - 0.5
United Arab Emirates - 0.3

TOP HOLDINGS (% of Fund's net assets)
Advanced Micro Devices Inc	5.0
NVIDIA Corp	4.7
Microsoft Corp	4.6
Meta Platforms Inc Class A	4.5
QUALCOMM Inc	4.5
Samsung Electronics Co Ltd	4.4
Alphabet Inc Class A	4.4
Apple Inc	4.2
Adobe Inc	3.9
Autodesk Inc	3.3
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913377.101    6566-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Electric Vehicles and Future Transportation ETF Fidelity® Electric Vehicles and Future Transportation ETF : FDRV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 41	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in emerging markets, led by China (+55%), gained 30% overall and contributed most to the fund's performance for the fiscal year, followed by the United States (+6%).
•By sector, consumer discretionary gained about 22% and contributed most, driven by the automobiles & components industry (+20%). Exposure to industrials stocks also helped, gaining 14%. The materials sector returned about -0.5%.
•Conversely, Europe ex U.K., primarily France (-13%), returned roughly -2% and was a notable detractor. From a sector standpoint, information technology returned -1% and hurt most.
•Turning to individual stocks, the biggest contributor was Tesla (+55%), from the automobiles & components industry. In the same group, XPeng (+135%), BYD (+58%) and Zhejiang Leapmotor Technology (+101%) boosted the fund as well. Among capital goods stocks, Bloom Energy (+96%) was another positive.
•In contrast, the biggest detractor was Luminar Technologies (-88%), from the automobiles & components category. In the same group, Gentex (-25%) and NIO (-16%) hurt the fund as well. Technology hardware & equipment firm Samsung SDI returned -50% and also pressured performance. Lastly, STMicroelectronics (-27%), within the semiconductors & semiconductor equipment industry, further detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Electric Vehicles and Future Transportation ETF - NAV	11.51%	-12.87%
Fidelity Electric Vehicles and Future Transportation Index℠	11.52%	-12.33%
MSCI ACWI (All Country World Index) Index	16.54%	9.25%
A   From October 5, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$28,180,628
Number of Holdings	52
Total Advisory Fee	$113,905
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	46.2
Information Technology	29.9
Industrials	20.6
Materials	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 38.2
China - 26.7
Japan - 9.9
Netherlands - 4.5
Germany - 4.4
Korea (South) - 4.0
Sweden - 3.2
France - 2.6
Belgium - 1.7
Others - 4.8

TOP HOLDINGS (% of Fund's net assets)
Uber Technologies Inc	4.8
NXP Semiconductors NV	4.5
Infineon Technologies AG	4.4
Contemporary Amperex Technology Co Ltd H Shares	4.3
Renesas Electronics Corp	4.3
Tesla Inc	4.1
Li Auto Inc A Shares	4.0
BYD Co Ltd H Shares	3.9
XPeng Inc A Shares	3.5
Rivian Automotive Inc Class A	3.4
41.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913375.101    6445-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Digital Health ETF Fidelity® Digital Health ETF : FDHT Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Digital Health ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Digital Health ETF	$ 42	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained 18% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+38%), especially Australia (+40%).
•By sector, health care gained about 17% and contributed most, driven by the health care equipment & services industry (+18%). Exposure to consumer staples stocks (+20%) also helped, benefiting from the consumer staples distribution & retail industry (+20%). Elsewhere, information technology companies rose approximately 30%, boosted by the software & services industry (+100%). Communication services (+9%) added value as well, lifted by the media & entertainment group (+9%).
•Conversely, Canada returned -40% and detracted most, followed by Europe ex U.K. (-5%), especially Switzerland (-24%). From a sector standpoint, industrials returned -17% and notably hurt. This group was hampered commercial & professional services firms (-17%).
•Turning to individual stocks, the top contributor was Hims & Hers Health (+170%), within the health care equipment & services category. In that same group, stakes in Doximity (+117%), Pro Medicus (+93%), Veeva Systems (+58%) and Insulet (+56%) also helped.
•In contrast, the biggest detractor was Tandem Diabetes Care (-54%), from the health care equipment & services group. Within the same industry, Astrana Health (-39%) and Well Health Technologies (-40%) hurt the fund's performance as well. Among consumer staples distribution & retail stocks, DocMorris returned approximately -70% and further weighed on performance. Lastly, IQVIA Holdings (-25%), from the pharmaceuticals, biotechnology & life sciences category, detracted too.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Digital Health ETF - NAV	16.43%	-4.15%
Fidelity Digital Health Index℠	16.84%	-3.72%
MSCI ACWI (All Country World Index) Index	16.54%	9.25%
A   From October 5, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$8,415,156
Number of Holdings	50
Total Advisory Fee	$31,817
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	86.9
Consumer Staples	8.1
Information Technology	3.0
Industrials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 62.2
Australia - 7.5
China - 6.6
Netherlands - 5.4
Switzerland - 4.1
Germany - 3.7
Sweden - 3.5
Japan - 2.6
Denmark - 2.1
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
ResMed Inc	4.5
Dexcom Inc	4.5
Veeva Systems Inc Class A	4.5
Intuitive Surgical Inc	4.3
Insulet Corp	4.0
Koninklijke Philips NV	3.9
Siemens Healthineers AG	3.7
Cochlear Ltd	3.5
Sonova Holding AG	3.3
Pro Medicus Ltd	2.9
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913374.101    6444-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Crypto Industry and Digital Payments ETF Fidelity® Crypto Industry and Digital Payments ETF : FDIG Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 44	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in the United States gained roughly 24% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+7%).
•By sector, financials gained approximately 34% and contributed most, driven by the financial services industry (+34%). Information technology stocks also helped, gaining 8% and particularly benefiting from software & services stocks (+8%). The industrials sector rose about 7%, boosted by commercial & professional services firms (+7%).
•In contrast, Canada returned -34% and detracted most, followed by Europe ex U.K. (+1%), especially France (-29%). From a sector standpoint, communication services returned -21% and notably hurt. This group was especially hampered by the media & entertainment industry (-21%). Energy companies (-36%) further pressured performance.
•Turning to individual stocks, the biggest contributor was Coinbase Global (+57%), within the financial services industry. In that same same group, Robinhood Markets gained 142% and boosted the fund as well. Exposure to software & services stocks Core Scientific (+81%), Bitdeer Technologies (+10%) and Hut 8 (+25%) also added value.
•Conversely, the biggest detractor was Bitfarms (-68%), in the software & services industry. From the same category, CleanSpark (-30%) and MARA Holdings (-21%) also hindered the fund. Lastly, stakes in Bakkt Holdings (-74%) and Block (-24%), from the financial services group, weighed on performance as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Crypto Industry and Digital Payments ETF - NAV	22.94%	11.05%
Fidelity Crypto Industry and Digital Payments Index℠	23.13%	11.38%
MSCI ACWI (All Country World Index) Index	16.54%	11.37%
A   From April 19, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$195,567,027
Number of Holdings	52
Total Advisory Fee	$553,772
Portfolio Turnover	79%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	52.0
Information Technology	44.7
Communication Services	2.1
Industrials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 69.1
Canada - 6.5
Japan - 6.2
Australia - 5.8
Brazil - 3.0
Israel - 2.7
China - 1.8
Netherlands - 1.3
Italy - 1.2
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
Coinbase Global Inc Class A	14.7
MARA Holdings Inc	5.4
Riot Platforms Inc	4.5
IREN Ltd	4.3
Cleanspark Inc	4.1
Core Scientific Inc	4.1
Applied Digital Corp	3.4
Block Inc Class A	3.3
Terawulf Inc	3.0
Etoro Group Ltd Class A	2.7
49.5
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913376.101    6565-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Cloud Computing ETF Fidelity® Cloud Computing ETF : FCLD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 43	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained approximately 17% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+43%), especially China (+94%).
•By sector, information technology stocks gained 19% and contributed most, driven by the software & services industry (+23%). Real estate also helped, advancing approximately 12% and benefiting from strong results among equity real estate investment trusts (+12%). The industrials sector rose about 12%, boosted by commercial & professional services firms (+12%).
•In contrast, from a sector standpoint, consumer discretionary returned -3% and detracted most. This group was hampered by the consumer discretionary distribution & retail industry (-3%).
•Turning to individual stocks, the top contributor was MicroStrategy (+205%), from the software & services industry. Within the same category, exposure to Oracle (+47%), Snowflake (+66%), Twilio (+117%) and ServiceNow (+31%) lifted the fund.
•Conversely, the biggest detractor was technology hardware & equipment company Super Micro Computer (-62%). Lastly, stakes in DocuSign (-18%), Teradata (-36%), PagerDuty (-39%) and Five9 (-40%), in the software & services industry, hurt as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Cloud Computing ETF - NAV	17.96%	3.47%
Fidelity Cloud Computing Index℠	18.43%	3.81%
MSCI ACWI (All Country World Index) Index	16.54%	9.25%
A   From October 5, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$92,340,103
Number of Holdings	53
Total Advisory Fee	$320,134
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	88.9
Real Estate	7.1
Consumer Discretionary	2.1
Industrials	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
China - 3.5
Israel - 1.8
Germany - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.8
Salesforce Inc	4.6
Servicenow Inc	4.5
MicroStrategy Inc Class A	4.5
Snowflake Inc Class A	4.0
Equinix Inc	3.7
Digital Realty Trust Inc	3.4
Datadog Inc Class A	3.3
Workday Inc Class A	3.3
Seagate Technology Holdings PLC	2.9
39.0
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913373.101    6443-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Clean Energy ETF Fidelity® Clean Energy ETF : FRNW Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 41	0.39%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained approximately 12% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+5%), especially Germany (+31%).
•By sector, industrials advanced about 32% and contributed most, driven by the capital goods industry (+32%). Exposure to utilities stocks also helped (+6%).
•Conversely, Japan returned approximately -27% and was a notable detractor. From a sector standpoint, information technology returned approximately -20% and hurt most. This group was hampered by semiconductors & semiconductor equipment stocks (-27%). Stakes in materials companies (-1%) also hurt.
•Turning to individual stocks, the top contributor was GE Vernova (+202%), from the capital goods group. Within the same category, positions in Bloom Energy (+94%) and Goldwind Science & Technology (+137%) helped as well. Utilities stocks Acciona (+57%) and E.ON (+63%) added value too.
•In contrast, the biggest detractor was Enphase Energy (-60%), from the semiconductors & semiconductor equipment industry. In that same group, stakes in First Solar (-27%) and Xinyi Solar Holdings (-35%) hurt too. Another notable detractor was utilities holding Sunnova Energy International (-96%). Lastly, Vestas Wind Systems, within the capital goods group, returned about -35% and further pressured performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 5, 2021 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Clean Energy ETF - NAV	8.84%	-11.05%
Fidelity Clean Energy Index℠	9.22%	-10.50%
MSCI ACWI (All Country World Index) Index	16.54%	9.25%
A   From October 5, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$25,686,079
Number of Holdings	53
Total Advisory Fee	$98,256
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Utilities	46.6
Industrials	31.6
Information Technology	19.5
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 34.0
China - 11.1
Canada - 9.4
Spain - 7.2
Denmark - 6.7
Germany - 5.0
Korea (South) - 4.7
New Zealand - 3.9
Portugal - 3.7
Others - 14.3

TOP HOLDINGS (% of Fund's net assets)
GE Vernova Inc	4.8
First Solar Inc	4.2
EDP SA	3.7
Vestas Wind Systems A/S	3.6
Orsted AS	3.1
NEXTracker Inc Class A	2.9
Itron Inc	2.8
Bloom Energy Corp Class A	2.7
Verbund AG Class A	2.7
Ormat Technologies Inc	2.7
33.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913372.101    6442-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Value ETF Fidelity® Enhanced Large Cap Value ETF : FELV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 19	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the health care sector, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in consumer staples also helped. Investment choices and an underweight in energy helped as well.
•The top individual relative contributor was an overweight in Carvana (+161%). An underweight in Regeneron Pharmaceuticals (-50%), a stake established this period, also helped. Exposure to shares of Twilio (+101%) added value as well, though the stock was no longer held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Investment choices in industrials, primarily within the capital goods industry, also hurt, along with utilities.
•The biggest individual relative detractor was an underweight in Micron Technology (-6%). The position was decreased this period. Non-benchmark exposure to Adobe returned approximately -29% and hurt as well. A position in GE Vernova (+115%) was another challenge. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Value ETF - NAV A	13.49%	14.99%	9.80%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Russell 1000® Index	15.66%	16.30%	13.35%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,317,829,364
Number of Holdings	383
Total Advisory Fee	$3,713,212
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.6
Industrials	13.9
Health Care	13.0
Information Technology	10.7
Consumer Discretionary	7.8
Communication Services	7.5
Consumer Staples	6.1
Energy	5.6
Materials	5.0
Real Estate	3.7
Utilities	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Ireland - 0.2
United Kingdom - 0.2
Brazil - 0.1
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	3.4
JPMorgan Chase & Co	2.8
Exxon Mobil Corp	1.7
Bank of America Corp	1.7
Philip Morris International Inc	1.6
Amazon.com Inc	1.5
Walmart Inc	1.5
Walt Disney Co/The	1.4
Alphabet Inc Class A	1.4
Johnson & Johnson	1.2
18.2
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913704.101    7542-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced International ETF Fidelity® Enhanced International ETF : FENI Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 31	0.28%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient global economic growth, a slowing in the pace of inflation in certain markets, global monetary easing and a generally weaker U.S. dollar, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection and an underweight in Europe ex U.K. and picks in the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer staples, where picks among food, beverage & tobacco stocks helped most. Investment choices in materials and financials also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in LVMH Moet Hennessy Louis Vuitton (-30%). Outsized exposure to shares of Rolls-Royce (+131%) helped as well. A stake in Softbank (+29%), a position established this period, was another plus.
•In contrast, from a regional standpoint, stock picking and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among industrials firms. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, and materials also hurt.
•The biggest individual relative detractor was an underweight in Rheinmetall (+316%), a position established this period. Avoiding Mitsubishi Heavy Industries, a benchmark component that gained approximately 136%, also hurt. A smaller-than-index holding in Nintendo (+83%), which was not held at period end, further detracted.
•Notable changes in geographic positioning include decreased exposure to Denmark and a higher allocation to Germany. By sector, meaningful shifts include increased exposure to communication services and financials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced International ETF - NAV A	20.83%	12.53%	7.07%
MSCI EAFE Index	18.06%	11.41%	6.74%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,192,488,948
Number of Holdings	301
Total Advisory Fee	$5,558,713
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.0
Industrials	20.1
Health Care	10.5
Information Technology	8.7
Consumer Discretionary	8.2
Materials	6.4
Consumer Staples	6.3
Communication Services	5.3
Utilities	4.1
Energy	3.4
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.8
United States - 11.1
United Kingdom - 10.7
Germany - 10.5
France - 8.5
Australia - 6.6
Switzerland - 4.6
Netherlands - 4.2
Spain - 3.6
Others - 18.4

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.1
Novartis AG	1.8
Siemens AG	1.5
Roche Holding AG	1.4
Allianz SE	1.4
SAP SE	1.2
TotalEnergies SE	1.2
Banco Santander SA	1.2
Rolls-Royce Holdings PLC	1.2
HSBC Holdings PLC	1.1
14.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913706.101    7544-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Core ETF Fidelity® Enhanced Large Cap Core ETF : FELC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 19	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within the industrials sector. Stock picks in information technology also hurt. Further detracting from the portfolio's relative result were investment choices and an overweight in consumer discretionary, primarily within the automobiles & components industry.
•The largest individual relative detractor was an underweight in Palantir Technologies (+266%), a stake established this period. An underweight in Tesla (+61%) also hurt. The investment was increased prior to June 30. An overweight in Adobe (-30%) detracted as well.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in consumer staples, primarily among food, beverage & tobacco firms, also boosted the fund's relative return. Investment choices and an outsized exposure to communication services, primarily within the media & entertainment industry, helped as well.
•The fund's non-benchmark stake in Carvana gained 154% and was the top individual relative contributor. This period the fund's investment in the stock was decreased. An overweight in Netflix (+97%) was another plus. The company was one of our biggest holdings at period end. A non-benchmark stake in Exelixis gained about 96% and notably bolstered performance, although the position was reduced this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Core ETF - NAV A	14.07%	17.16%	13.43%
S&P 500® Index	15.16%	16.64%	13.65%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,685,165,300
Number of Holdings	199
Total Advisory Fee	$7,153,740
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.8
Financials	14.7
Communication Services	11.7
Consumer Discretionary	10.7
Health Care	10.0
Industrials	9.7
Consumer Staples	3.5
Energy	2.6
Materials	2.3
Real Estate	1.2
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Microsoft Corp	6.7
Apple Inc	6.3
Amazon.com Inc	4.2
Meta Platforms Inc Class A	3.0
Broadcom Inc	3.0
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class C	2.1
Alphabet Inc Class A	1.9
JPMorgan Chase & Co	1.9
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913703.101    7541-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Large Cap Growth ETF Fidelity® Enhanced Large Cap Growth ETF : FELG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 19	0.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by the information technology sector. Picks in financials, primarily within the financial services industry, also hurt. Investment choices and an underweight in utilities pressured the portfolio's relative return as well.
•The largest individual relative detractor was an underweight in Palantir Technologies (+438%), a position established this period. A non-benchmark stake in Abercrombie & Fitch returned about -53% and hurt too. Another notable relative detractor was an overweight stake in Merck (-34%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks and an overweight in communication services, especially among media & entertainment firms, in addition to investment choices and an underweight in consumer staples, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Roblox (+90%), a position established this period. Outsized exposure to Exelixis (+92%) also helped. A larger-than-benchmark stake in Netflix (+98%) was another plus. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Large Cap Growth ETF - NAV A	15.35%	18.37%	16.06%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
Russell 1000® Index	15.66%	16.30%	13.35%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,687,451,470
Number of Holdings	109
Total Advisory Fee	$5,510,653
Portfolio Turnover	60%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	48.8
Consumer Discretionary	15.6
Communication Services	12.7
Health Care	7.1
Industrials	5.7
Financials	5.3
Consumer Staples	1.3
Materials	0.8
Energy	0.7
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Finland - 0.1
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.8
Microsoft Corp	12.0
Apple Inc	9.9
Amazon.com Inc	5.7
Meta Platforms Inc Class A	4.6
Broadcom Inc	4.6
Tesla Inc	3.2
Netflix Inc	2.5
Alphabet Inc Class C	2.4
Alphabet Inc Class A	2.2
59.9
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913705.101    7543-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Small Cap ETF Fidelity® Enhanced Small Cap ETF : FESM Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 30	0.28%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the health care sector, where our stock picks among health care equipment & services stocks helped most. Investment choices in communication services and financials boosted the fund's relative result as well.
•The top individual relative contributor was an overweight in Lumen Technologies (+255%). Outsized exposure to Dave (+225%), a stake established this period, was another plus. The company was one of our biggest holdings at period end. A non-benchmark stake in Carvana (+168%) helped as well.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. Security selection in energy also hampered the fund's result. Investment choices and an underweight in utilities hurt too.
•The biggest individual relative detractor was an overweight in Abercrombie & Fitch (-53%). However, the position was increased this period, making it one of the fund's biggest holdings on June 30. An overweight in Helmerich & Payne (-55%) also helped. This was an investment established this period. Another performance challenge was a stake in Rocket Lab (+35%).
•Notable changes in positioning include increased exposure to the real estate and financials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Small Cap ETF - NAV A	11.19%	13.95%	7.91%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,899,023,041
Number of Holdings	603
Total Advisory Fee	$3,895,750
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	18.7
Industrials	16.6
Information Technology	15.1
Health Care	15.0
Consumer Discretionary	10.2
Materials	5.4
Real Estate	5.3
Energy	4.3
Communication Services	2.7
Consumer Staples	2.5
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
Thailand - 0.4
Ireland - 0.2
Canada - 0.2
Puerto Rico - 0.1
Switzerland - 0.1
Monaco - 0.1
Norway - 0.1
Panama - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Guardant Health Inc	0.9
Q2 Holdings Inc	0.8
Coeur Mining Inc	0.8
Dave Inc Class A	0.8
Option Care Health Inc	0.8
Credo Technology Group Holding Ltd	0.8
CareTrust REIT Inc	0.7
SkyWest Inc	0.7
HealthEquity Inc	0.7
Southwest Gas Holdings Inc	0.7
7.7
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912775.101    7545-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced Mid Cap ETF Fidelity® Enhanced Mid Cap ETF : FMDE Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 25	0.23%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by the consumer discretionary sector. Stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as industrials, especially among capital goods firms, further boosted the fund's relative result.
•The top individual relative contributor was an overweight in Carvana (+156%), a position established this period. The stock was among our biggest holdings at period end. Outsized exposure to Roblox (+185%), a holding purchased prior to June 30, also helped. The company was among the fund's largest holdings at period end. A larger-than-benchmark stake in Howmet Aerospace (+140%) was another plus. The stock was the portfolio's biggest holding at period end.
•In contrast, the most sizable detractor from performance versus the benchmark was security selection in information technology. Underweight allocations to utilities and real estate hurt as well.
•The largest individual relative detractor was a stake in Palantir Technologies (+373%), an investment established this period. The stock also was among our largest holdings this period. Comparatively small exposure to Robinhood Markets (+312%) helped as well given that the fund's stake in the stock was decreased this period. A holding in MicroStrategy (+33%) also detracted, and this position was no longer in the fund at period end.
•Notable changes in positioning include increased exposure to the communication services and real estate sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
June 30, 2015 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Enhanced Mid Cap ETF - NAV A	18.20%	15.02%	10.08%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell 3000® Index	15.30%	15.96%	12.96%
A   Returns prior to the conversion are those of the former corresponding fund

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,837,676,062
Number of Holdings	366
Total Advisory Fee	$5,129,920
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.8
Financials	16.8
Information Technology	13.4
Consumer Discretionary	13.4
Health Care	9.2
Real Estate	8.1
Materials	4.7
Energy	4.6
Communication Services	4.0
Utilities	4.0
Consumer Staples	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.8
Korea (South) - 0.7
United Kingdom - 0.3
Brazil - 0.1
Canada - 0.1
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	1.3
Bank of New York Mellon Corp/The	1.1
ROBLOX Corp Class A	1.1
Axon Enterprise Inc	1.0
Cheniere Energy Inc	1.0
Digital Realty Trust Inc	1.0
Carvana Co Class A	1.0
MSCI Inc	1.0
Allstate Corp/The	0.9
Veeva Systems Inc Class A	0.9
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913707.101    7546-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Enhanced U.S. All-Cap Equity ETF Fidelity® Enhanced U.S. All-Cap Equity ETF : FEAC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period November 19, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF A	$ 11	0.18%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks gained ground between the fund's November 19, 2024, inception date and the fund's June 30, 2025, fiscal year end, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to performance versus the Russell 3000 Index for the reporting period, especially in the communication services, health care and consumer discretionary sectors. Picks in energy also helped.
•The largest individual relative contributor was an overweight in Netflix (+52%). Outsized exposure to Advanced Micro Devices (+23%) helped, as well. Adding further value in relative terms was an overweight in KLA (+46%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily within the software & services industry. An overweight in health care also hurt.
•The largest individual relative detractor was a lack of exposure to benchmark component Palantir Technologies (+119%). An overweight in Adobe (-23%) also weighed on relative performance. An outsized stake in Fiserv (-25%) further hampered the fund's relative result.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through June 30, 2025.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$5,249,875
Number of Holdings	419
Total Advisory Fee	$4,835
Portfolio Turnover	101%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.7
Financials	14.1
Consumer Discretionary	11.7
Health Care	11.4
Communication Services	10.8
Industrials	10.4
Consumer Staples	3.0
Energy	2.9
Materials	2.9
Real Estate	1.7
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.2
Korea (South) - 0.3
United Kingdom - 0.1
Canada - 0.1
Monaco - 0.1
Brazil - 0.1
Bailiwick Of Guernsey - 0.1
Ireland - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Microsoft Corp	5.6
Apple Inc	4.4
Broadcom Inc	2.8
Amazon.com Inc	2.8
Meta Platforms Inc Class A	2.0
Alphabet Inc Class A	1.8
Netflix Inc	1.7
Walmart Inc	1.4
Home Depot Inc/The	1.3
30.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918719.100    7725-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Enhanced Emerging Markets ETF Fidelity® Enhanced Emerging Markets ETF : FEMR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period November 19, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF A	$ 25	0.38%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•International equities achieved a strong gain between the fund's November 19, 2024, inception date and the fund's June 30, 2025, fiscal year end, rising amid resilient global economic growth, a slowing in the pace of inflation in certain markets, global monetary easing and a generally weaker U.S. dollar, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in Emerging Asia, especially South Korea, and an underweight in the Middle East contributed to the fund's performance versus the MSCI Emerging Markets Index for the reporting period.
•By sector, security selection was the primary contributor, especially in utilities, health care and consumer discretionary. Within the latter category, picks among consumer discretionary distribution & retail stocks notably helped.
•The top individual relative contributor was an overweight in Pop Mart International Group (+239%), a position added this period. Outsized exposure to Hanwha Aerospace (+136%) also helped. A larger-than-index stake in Korea Electric Power (+72%) was another plus. This position was increased during the reporting period.
•In contrast, from a geographic standpoint, positioning in Taiwan and security selection in China, South Africa and India detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in the information technology sector, primarily within the technology hardware & equipment industry. Stock picking and an underweight in financials also hurt.
•The biggest individual relative detractor was a stake in Xiaomi (+101%), a position that was increased during the period. An overweight in Infosys (-15%) hurt, as well. Exposure to shares of Alibaba Group Holding (+31%), whose portfolio stake grew during the period, further pressured performance.
•Notable changes in sector positioning include an increase to the utility and communication services sectors and a reduction to information technology and health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
November 19, 2024 through June 30, 2025.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$11,217,856
Number of Holdings	140
Total Advisory Fee	$24,081
Portfolio Turnover	46%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.6
Financials	21.7
Consumer Discretionary	15.5
Industrials	8.7
Communication Services	8.5
Consumer Staples	5.3
Health Care	4.3
Energy	3.3
Materials	2.6
Utilities	2.4
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.1
Taiwan - 19.0
India - 15.0
Korea (South) - 12.1
Brazil - 5.4
South Africa - 2.1
United States - 1.9
Saudi Arabia - 1.7
United Arab Emirates - 1.6
Others - 10.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.1
Tencent Holdings Ltd	4.9
Alibaba Group Holding Ltd	3.1
HDFC Bank Ltd ADR	3.1
ICICI Bank Ltd ADR	2.5
SK Hynix Inc	2.4
Samsung Electronics Co Ltd	2.1
Xiaomi Corp B Shares	2.0
Infosys Ltd ADR	1.9
Mahindra & Mahindra Ltd GDR	1.6
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918717.100    7726-TSRA-0825

Item 2.

Code of Ethics

As of the end of the period, June 30, 2025, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$14,000	$-	$4,100	$300
Fidelity Cloud Computing ETF	$14,000	$-	$4,400	$300
Fidelity Crypto Industry and Digital Payments ETF	$14,200	$-	$4,400	$300
Fidelity Digital Health ETF	$14,000	$-	$4,100	$300
Fidelity Electric Vehicles and Future Transportation ETF	$14,000	$-	$4,100	$300
Fidelity Metaverse ETF	$14,200	$-	$4,700	$300

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$15,600	$-	$4,000	$400
Fidelity Cloud Computing ETF	$15,600	$-	$4,000	$400
Fidelity Crypto Industry and Digital Payments ETF	$15,700	$-	$4,300	$400
Fidelity Digital Health ETF	$15,600	$-	$4,000	$400
Fidelity Electric Vehicles and Future Transportation ETF	$15,600	$-	$4,000	$400
Fidelity Metaverse ETF	$15,800	$-	$4,300	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, and Fidelity Enhanced U.S. All-Cap Equity ETF (the “Funds”):

Services Billed by PwC

June 30, 2025 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced Emerging Markets ETF	$19,200	$800	$4,900	$400
Fidelity Enhanced International ETF	$43,700	$-	$10,100	$1,300
Fidelity Enhanced Large Cap Core ETF	$43,200	$-	$10,100	$1,300
Fidelity Enhanced Large Cap Growth ETF	$45,800	$-	$10,900	$1,300
Fidelity Enhanced Large Cap Value ETF	$48,300	$-	$13,300	$1,300
Fidelity Enhanced Mid Cap ETF	$45,700	$-	$10,100	$1,300
Fidelity Enhanced Small Cap ETF	$43,100	$-	$10,100	$1,800
Fidelity Enhanced U.S. All-Cap Equity ETF	$19,200	$800	$4,900	$400

June 30, 2024 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced Emerging Markets ETF	$-	$-	$-	$-
Fidelity Enhanced International ETF	$39,700	$-	$9,800	$700
Fidelity Enhanced Large Cap Core ETF	$39,200	$-	$9,800	$700
Fidelity Enhanced Large Cap Growth ETF	$39,200	$-	$9,800	$700
Fidelity Enhanced Large Cap Value ETF	$39,200	$-	$9,800	$700
Fidelity Enhanced Mid Cap ETF	$39,200	$-	$9,800	$700
Fidelity Enhanced Small Cap ETF	$66,100	$-	$13,500	$1,000
Fidelity Enhanced U.S. All-Cap Equity ETF	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, and   Fidelity Enhanced Small Cap ETF commenced operations on November 17, 2023.

C Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF commenced operations on November 19, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2025A	June 30, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	June 30, 2025A,C	June 30, 2024A,B,C
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, and   Fidelity Enhanced Small Cap ETF’s commencement of operations.
C May include amounts billed prior to the Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2025A,C	June 30, 2024A,B,C
Deloitte Entities	$3,459,800	$6,225,500
PwC	$14,722,700	$15,075,400

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, and   Fidelity Enhanced Small Cap ETF’s commencement of operations.

C May include amounts billed prior to the Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of June 30, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas Kennedy, Karen B. Peetz and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Annual Report
June 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Clean Energy ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRIA - 2.7%
Utilities - 2.7%
Electric Utilities - 2.7%
Verbund AG Class A	9,144	699,300
CANADA - 9.4%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Canadian Solar Inc (a)(b)	25,688	283,595
Utilities - 8.3%
Independent Power and Renewable Electricity Producers - 8.3%
Boralex Inc Class A	19,697	456,734
Brookfield Renewable Corp Class A	20,086	656,972
Innergex Renewable Energy Inc	41,605	418,337
Northland Power Inc	38,908	609,354
		2,141,397
TOTAL CANADA		2,424,992
CHINA - 11.1%
Industrials - 1.5%
Electrical Equipment - 1.5%
Goldwind Science & Technology Co Ltd H Shares	431,200	410,327
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Flat Glass Group Co Ltd H Shares (b)	308,000	345,666
JinkoSolar Holding Co Ltd ADR	17,477	370,862
Xinyi Solar Holdings Ltd	1,348,000	427,582
		1,144,110
Utilities - 5.1%
Independent Power and Renewable Electricity Producers - 5.1%
China Datang Corp Renewable Power Co Ltd H Shares (b)	1,060,000	329,478
China Longyuan Power Group Corp Ltd H Shares	617,000	555,693
China Power International Development Ltd	1,088,000	414,410
		1,299,581
TOTAL CHINA		2,854,018
DENMARK - 6.7%
Industrials - 3.6%
Electrical Equipment - 3.6%
Vestas Wind Systems A/S	62,060	927,805
Utilities - 3.1%
Independent Power and Renewable Electricity Producers - 3.1%
Orsted AS (a)(c)(d)	18,521	792,616
TOTAL DENMARK		1,720,421
FRANCE - 1.9%
Industrials - 1.9%
Construction & Engineering - 1.9%
Vinci SA	3,377	495,908
GERMANY - 5.0%
Industrials - 1.9%
Electrical Equipment - 1.9%
Nordex SE (a)	24,330	480,375
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
SMA Solar Technology AG (a)(b)	12,177	303,604
Utilities - 2.0%
Multi-Utilities - 2.0%
E.ON SE	27,672	507,544
TOTAL GERMANY		1,291,523
HONG KONG - 1.4%
Industrials - 1.4%
Construction & Engineering - 1.4%
Central New Energy Holding Group Ltd (a)(b)	364,000	370,955
INDIA - 1.1%
Utilities - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
ReNew Energy Global PLC Class A (a)(b)	40,246	278,099
ISRAEL - 2.2%
Utilities - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
Enlight Renewable Energy Ltd (a)	24,656	559,382
ITALY - 1.5%
Utilities - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
ERG SpA	17,414	379,393
JAPAN - 1.7%
Industrials - 0.9%
Construction & Engineering - 0.9%
West Holdings Corp	20,500	236,159
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
RENOVA Inc (a)	44,300	199,349
TOTAL JAPAN		435,508
KOREA (SOUTH) - 4.7%
Industrials - 2.8%
Electrical Equipment - 2.8%
CS Wind Corp	9,458	328,675
Doosan Fuel Cell Co Ltd (a)	22,134	368,190
		696,865
Materials - 1.9%
Chemicals - 1.9%
Hanwha Solutions Corp	21,302	498,772
TOTAL KOREA (SOUTH)		1,195,637
NEW ZEALAND - 3.9%
Utilities - 3.9%
Electric Utilities - 1.4%
Mercury NZ Ltd	98,663	359,959
Independent Power and Renewable Electricity Producers - 2.5%
Meridian Energy Ltd	177,253	634,849
TOTAL NEW ZEALAND		994,808
PORTUGAL - 3.7%
Utilities - 3.7%
Electric Utilities - 3.7%
EDP SA	220,896	954,738
SPAIN - 7.2%
Utilities - 7.2%
Electric Utilities - 2.4%
Acciona SA	3,515	630,465
Independent Power and Renewable Electricity Producers - 4.8%
EDP Renovaveis SA	51,483	572,606
Grenergy Renovables SA (a)	3,932	283,858
Solaria Energia y Medio Ambiente SA (a)	31,577	364,588
		1,221,052
TOTAL SPAIN		1,851,517
SWITZERLAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Landis+Gyr Group AG	6,484	452,903
UNITED STATES - 33.6%
Industrials - 17.6%
Construction & Engineering - 1.1%
Ameresco Inc Class A (a)	18,609	282,671
Electrical Equipment - 16.5%
Array Technologies Inc (a)	51,423	303,395
Bloom Energy Corp Class A (a)(b)	29,306	701,000
GE Vernova Inc	2,265	1,198,525
NEXTracker Inc Class A (a)	13,588	738,780
Plug Power Inc (a)(b)	356,929	531,824
Shoals Technologies Group Inc (a)	67,974	288,889
Sunrun Inc (a)	54,517	445,949
		4,208,362
TOTAL INDUSTRIALS		4,491,033

Information Technology - 11.0%
Electronic Equipment, Instruments & Components - 2.8%
Itron Inc (a)	5,531	728,046
Semiconductors & Semiconductor Equipment - 8.2%
Enphase Energy Inc (a)	15,663	621,038
First Solar Inc (a)	6,420	1,062,767
SolarEdge Technologies Inc (a)(b)	20,581	419,852
		2,103,657
TOTAL INFORMATION TECHNOLOGY		2,831,703

Utilities - 5.0%
Independent Power and Renewable Electricity Producers - 5.0%
Clearway Energy Inc Class C	18,744	599,808
Ormat Technologies Inc	8,169	684,235
		1,284,043
TOTAL UNITED STATES		8,606,779
TOTAL COMMON STOCKS (Cost $30,654,587)		25,565,881

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	26,252	26,258
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	2,039,356	2,039,559
TOTAL MONEY MARKET FUNDS (Cost $2,065,817)			2,065,817

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $32,720,404)	27,631,698
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(1,945,619)
NET ASSETS - 100.0%	25,686,079

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	3	Sep 2025	93,806	3,223	3,223

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $792,616 or 3.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $792,616 or 3.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,219	3,927,877	3,933,838	925	-	-	26,258	26,252	0.0%
Fidelity Securities Lending Cash Central Fund	-	15,492,033	13,452,474	34,008	-	-	2,039,559	2,039,356	0.0%
Total	32,219	19,419,910	17,386,312	34,933	-	-	2,065,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	8,109,427	8,109,427	-	-
Information Technology	5,015,915	5,015,915	-	-
Materials	498,772	498,772	-	-
Utilities	11,941,767	11,941,767	-	-

Money Market Funds	2,065,817	2,065,817	-	-
Total Investments in Securities:	27,631,698	27,631,698	-	-
Derivative Instruments:

Assets
Futures Contracts	3,223	3,223	-	-
Total Assets	3,223	3,223	-	-
Total Derivative Instruments:	3,223	3,223	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,223	0
Total Equity Risk	3,223	0
Total Value of Derivatives	3,223	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Clean Energy ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $2,047,455) - See accompanying schedule:
Unaffiliated issuers (cost $30,654,587)	$25,565,881
Fidelity Central Funds (cost $2,065,817)	2,065,817

Total Investment in Securities (cost $32,720,404)		$27,631,698
Segregated cash with brokers for derivative instruments		10,783
Foreign currency held at value (cost $14,183)		14,224
Receivable for investments sold		24
Dividends receivable		39,337
Reclaims receivable		29,193
Distributions receivable from Fidelity Central Funds		8,102
Receivable for daily variation margin on futures contracts		450
Total assets		27,733,811
Liabilities
Accrued management fee	$8,173
Collateral on securities loaned	2,039,559
Total liabilities		2,047,732
Net Assets		$25,686,079
Net Assets consist of:
Paid in capital		$43,561,073
Total accumulated earnings (loss)		(17,874,994)
Net Assets		$25,686,079
Net Asset Value, offering price and redemption price per share ($25,686,079 ÷ 1,650,000 shares)		$15.57
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$423,008
Interest		155
Income from Fidelity Central Funds (including $34,008 from security lending)		34,933
Income before foreign taxes withheld		$458,096
Less foreign taxes withheld		(52,703)
Total income		405,393
Expenses
Management fee	$98,256
Independent trustees' fees and expenses	104
Miscellaneous	147
Total expenses before reductions	98,507
Expense reductions	(216)
Total expenses after reductions		98,291
Net Investment income (loss)		307,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,611,891)
Redemptions in-kind	143,383
Foreign currency transactions	(2,274)
Futures contracts	4,889
Total net realized gain (loss)		(3,465,893)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,986,469
Assets and liabilities in foreign currencies	2,373
Futures contracts	2,955
Total change in net unrealized appreciation (depreciation)		4,991,797
Net gain (loss)		1,525,904
Net increase (decrease) in net assets resulting from operations		$1,833,006
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$307,102	$325,489
Net realized gain (loss)	(3,465,893)	(5,958,967)
Change in net unrealized appreciation (depreciation)	4,991,797	(5,410,016)
Net increase (decrease) in net assets resulting from operations	1,833,006	(11,043,494)
Distributions to shareholders	(363,900)	(378,500)

Share transactions
Proceeds from sales of shares	748,678	-
Cost of shares redeemed	(1,918,527)	(1,695,052)

Net increase (decrease) in net assets resulting from share transactions	(1,169,849)	(1,695,052)
Total increase (decrease) in net assets	299,257	(13,117,046)

Net Assets
Beginning of period	25,386,822	38,503,868
End of period	$25,686,079	$25,386,822

Other Information
Shares
Sold	50,000	-
Redeemed	(150,000)	(100,000)
Net increase (decrease)	(100,000)	(100,000)

Financial Highlights
Fidelity® Clean Energy ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$14.51	$20.81	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.17	.18	.15	.15
Net realized and unrealized gain (loss)	1.10	(6.27)	(.12)	(4.20)
Total from investment operations	1.27	(6.09)	.03	(4.05)
Distributions from net investment income	(.21)	(.21)	(.17)	(.12)
Total distributions	(.21)	(.21)	(.17)	(.12)
Net asset value, end of period	$15.57	$14.51	$20.81	$20.95
Total Return D,E,F	8.84%	(29.37)%	.10%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.42%	.39%	.39% I
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% I
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% I
Net investment income (loss)	1.22%	1.13%	.69%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,686	$25,387	$38,504	$28,288
Portfolio turnover rate J,K	46%	45%	37%	30% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Cloud Computing ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CHINA - 3.5%
Information Technology - 3.5%
IT Services - 1.9%
Kingsoft Cloud Holdings Ltd (a)	1,102,000	932,138
Vnet Group Inc Class A ADR (a)	116,503	803,871
		1,736,009
Software - 1.6%
Kingdee International Software Group Co Ltd (a)	778,500	1,531,215
TOTAL CHINA		3,267,224
GERMANY - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
IONOS Group SE (a)	20,374	954,249
ISRAEL - 1.8%
Information Technology - 1.8%
Software - 1.8%
Nice Ltd (a)	9,734	1,651,962
UNITED STATES - 93.4%
Consumer Discretionary - 2.1%
Broadline Retail - 2.1%
Amazon.com Inc (a)	8,806	1,931,948
Industrials - 1.6%
Professional Services - 1.6%
Dayforce Inc (a)	26,800	1,484,452
Information Technology - 82.6%
IT Services - 9.4%
DigitalOcean Holdings Inc (a)	29,680	847,661
MongoDB Inc Class A (a)	9,523	1,999,735
Snowflake Inc Class A (a)	16,679	3,732,260
Twilio Inc Class A (a)	17,218	2,141,230
		8,720,886
Software - 62.9%
Atlassian Corp Class A (a)	12,533	2,545,327
Box Inc Class A (a)	33,998	1,161,712
Braze Inc Class A (a)	26,707	750,467
C3.ai Inc Class A (a)(b)	39,834	978,721
Commvault Systems Inc (a)	8,259	1,439,791
Confluent Inc Class A (a)	57,315	1,428,863
Datadog Inc Class A (a)	22,804	3,063,261
Docusign Inc (a)	22,257	1,733,598
Dropbox Inc Class A (a)	47,138	1,348,147
Dynatrace Inc (a)	36,329	2,005,724
Elastic NV (a)	17,325	1,461,017
Five9 Inc (a)(b)	32,059	848,922
Gitlab Inc Class A (a)	28,171	1,270,794
HubSpot Inc (a)	4,237	2,358,441
Informatica Inc Class A (a)	37,437	911,591
Intapp Inc (a)	18,515	955,744
JFrog Ltd (a)	27,164	1,191,956
Klaviyo Inc Class A (a)	30,537	1,025,432
Microsoft Corp	8,851	4,402,577
MicroStrategy Inc Class A (a)	10,310	4,167,612
Nutanix Inc Class A (a)	27,221	2,080,773
Onestream Inc Class A (b)	27,911	789,881
Pegasystems Inc	23,976	1,297,821
RingCentral Inc Class A (a)	34,449	976,629
Rubrik Inc Class A (a)	15,664	1,403,338
Salesforce Inc	15,602	4,254,510
Servicenow Inc (a)	4,054	4,167,837
Teradata Corp (a)	41,381	923,210
UiPath Inc Class A (a)	100,488	1,286,246
Verint Systems Inc (a)(b)	40,241	791,540
Vertex Inc Class A (a)(b)	22,405	791,681
Workday Inc Class A (a)	12,609	3,026,160
Zeta Global Holdings Corp Class A (a)	77,324	1,197,749
		58,037,072
Technology Hardware, Storage & Peripherals - 10.3%
NetApp Inc	20,980	2,235,419
Pure Storage Inc Class A (a)	36,559	2,105,067
Seagate Technology Holdings PLC	18,788	2,711,672
Western Digital Corp	38,350	2,454,017
		9,506,175
TOTAL INFORMATION TECHNOLOGY		76,264,133

Real Estate - 7.1%
Specialized REITs - 7.1%
Digital Realty Trust Inc	18,183	3,169,842
Equinix Inc	4,247	3,378,361
		6,548,203
TOTAL UNITED STATES		86,228,736
TOTAL COMMON STOCKS (Cost $81,666,018)		92,102,171

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	185,554	185,591
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	2,271,230	2,271,457
TOTAL MONEY MARKET FUNDS (Cost $2,457,048)			2,457,048

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $84,123,066)	94,559,219
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(2,219,116)
NET ASSETS - 100.0%	92,340,103

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nasdaq 100 Index Contracts (United States)	5	Sep 2025	228,933	8,233	8,233

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	14,473,843	14,288,252	5,688	-	-	185,591	185,554	0.0%
Fidelity Securities Lending Cash Central Fund	-	64,723,311	62,451,854	2,108	-	-	2,271,457	2,271,230	0.0%
Total	-	79,197,154	76,740,106	7,796	-	-	2,457,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	1,931,948	1,931,948	-	-
Industrials	1,484,452	1,484,452	-	-
Information Technology	82,137,568	82,137,568	-	-
Real Estate	6,548,203	6,548,203	-	-

Money Market Funds	2,457,048	2,457,048	-	-
Total Investments in Securities:	94,559,219	94,559,219	-	-
Derivative Instruments:

Assets
Futures Contracts	8,233	8,233	-	-
Total Assets	8,233	8,233	-	-
Total Derivative Instruments:	8,233	8,233	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,233	0
Total Equity Risk	8,233	0
Total Value of Derivatives	8,233	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Cloud Computing ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $2,240,133) - See accompanying schedule:
Unaffiliated issuers (cost $81,666,018)	$92,102,171
Fidelity Central Funds (cost $2,457,048)	2,457,048

Total Investment in Securities (cost $84,123,066)		$94,559,219
Segregated cash with brokers for derivative instruments		15,848
Cash		25,271
Foreign currency held at value (cost $14,904)		15,046
Dividends receivable		24,902
Distributions receivable from Fidelity Central Funds		821
Receivable for daily variation margin on futures contracts		1,418
Total assets		94,642,525
Liabilities
Payable for investments purchased	$1,573
Accrued management fee	29,392
Collateral on securities loaned	2,271,457
Total liabilities		2,302,422
Net Assets		$92,340,103
Net Assets consist of:
Paid in capital		$90,216,536
Total accumulated earnings (loss)		2,123,567
Net Assets		$92,340,103
Net Asset Value, offering price and redemption price per share ($92,340,103 ÷ 3,250,000 shares)		$28.41
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$359,526
Interest		244
Income from Fidelity Central Funds (including $2,108 from security lending)		7,796
Total income		367,566
Expenses
Management fee	$320,134
Independent trustees' fees and expenses	329
Miscellaneous	242
Total expenses before reductions	320,705
Expense reductions	(1,173)
Total expenses after reductions		319,532
Net Investment income (loss)		48,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,865,181)
Redemptions in-kind	8,282,438
Foreign currency transactions	(6,886)
Futures contracts	3,119
Total net realized gain (loss)		6,413,490
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,083,021
Assets and liabilities in foreign currencies	665
Futures contracts	8,263
Total change in net unrealized appreciation (depreciation)		6,091,949
Net gain (loss)		12,505,439
Net increase (decrease) in net assets resulting from operations		$12,553,473
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,034	$105,956
Net realized gain (loss)	6,413,490	5,343,110
Change in net unrealized appreciation (depreciation)	6,091,949	4,565,409
Net increase (decrease) in net assets resulting from operations	12,553,473	10,014,475
Distributions to shareholders	(45,600)	(106,250)

Share transactions
Proceeds from sales of shares	26,788,469	44,981,125
Cost of shares redeemed	(24,077,800)	(14,705,337)

Net increase (decrease) in net assets resulting from share transactions	2,710,669	30,275,788
Total increase (decrease) in net assets	15,218,542	40,184,013

Net Assets
Beginning of period	77,121,561	36,937,548
End of period	$92,340,103	$77,121,561

Other Information
Shares
Sold	950,000	1,950,000
Redeemed	(900,000)	(650,000)
Net increase (decrease)	50,000	1,300,000

Financial Highlights
Fidelity® Cloud Computing ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$24.10	$19.44	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.02	.04 D	.04	.06
Net realized and unrealized gain (loss)	4.30	4.66	3.53	(9.29)
Total from investment operations	4.32	4.70	3.57	(9.23)
Distributions from net investment income	(.01)	(.04)	(.03)	(.06)
Distributions from tax return of capital	-	-	(.01)	-
Total distributions	(.01)	(.04)	(.04)	(.06)
Net asset value, end of period	$28.41	$24.10	$19.44	$15.91
Total Return E,F,G	17.96%	24.16%	22.51%	(36.69)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.41%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% J
Net investment income (loss)	.06%	.18% D	.23%	.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$92,340	$77,122	$36,938	$18,293
Portfolio turnover rate K,L	32%	33%	38%	31% M

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 5.8%
Financials - 1.5%
Consumer Finance - 1.5%
Zip Co Ltd (a)	1,523,865	3,065,901
Information Technology - 4.3%
Software - 4.3%
IREN Ltd (a)(b)	570,760	8,315,974
TOTAL AUSTRALIA		11,381,875
BRAZIL - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Pagseguro Digital Ltd Class A	289,700	2,792,708
StoneCo Ltd Class A (a)	191,548	3,072,430

TOTAL BRAZIL		5,865,138
CANADA - 6.5%
Information Technology - 6.5%
IT Services - 1.5%
Shopify Inc Class A (a)	25,548	2,940,688
Software - 5.0%
Bitfarms Ltd/Canada (a)(b)	2,921,042	2,419,038
Hive Digital Technologies Ltd (United States) (a)	1,230,110	2,214,198
Hut 8 Corp (United States) (a)(b)	270,979	5,040,210
		9,673,446
TOTAL CANADA		12,614,134
CHINA - 1.8%
Communication Services - 0.8%
Entertainment - 0.8%
Boyaa Interactive International Ltd (b)	2,147,000	1,517,943
Information Technology - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Canaan Inc Class A ADR (a)(b)	3,240,398	2,003,538
TOTAL CHINA		3,521,481
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
Northern Data AG (a)(b)	30,072	847,200
ISRAEL - 2.7%
Financials - 2.7%
Capital Markets - 2.7%
Etoro Group Ltd Class A	79,977	5,325,668
ITALY - 1.2%
Financials - 1.2%
Financial Services - 1.2%
Nexi SpA (c)(d)	409,523	2,439,166
JAPAN - 6.2%
Communication Services - 1.3%
Media - 1.3%
Ceres Inc/Japan (b)	142,800	2,472,518
Financials - 4.1%
Capital Markets - 3.2%
Monex Group Inc	473,000	2,321,693
SBI Holdings Inc	112,600	3,921,064
		6,242,757
Financial Services - 0.9%
GMO Payment Gateway Inc	28,900	1,868,911
TOTAL FINANCIALS		8,111,668

Information Technology - 0.8%
IT Services - 0.8%
GMO internet group Inc	65,100	1,625,641
TOTAL JAPAN		12,209,827
MALAYSIA - 1.0%
Industrials - 1.0%
Professional Services - 1.0%
My EG Services Bhd	8,332,000	1,879,919
NETHERLANDS - 1.3%
Financials - 1.3%
Financial Services - 1.3%
Adyen NV (a)(c)(d)	1,377	2,518,984
UNITED ARAB EMIRATES - 1.0%
Information Technology - 1.0%
Software - 1.0%
Phoenix Group PLC (a)	4,618,976	2,012,160
UNITED STATES - 68.9%
Financials - 38.2%
Capital Markets - 19.3%
Bakkt Holdings Inc Class A (a)(b)	115,692	1,613,903
Coinbase Global Inc Class A (a)	81,356	28,514,465
Galaxy Digital Inc Class A (Canada)	127,885	2,794,819
Robinhood Markets Inc Class A (a)	48,874	4,576,073
		37,499,260
Financial Services - 18.9%
Block Inc Class A (a)	96,360	6,545,735
Corpay Inc (a)	8,104	2,689,069
Fiserv Inc (a)	16,137	2,782,180
Flywire Corp (a)	209,459	2,450,670
Global Payments Inc	34,543	2,764,822
Marqeta Inc Class A (a)	449,346	2,619,687
Mastercard Inc Class A	4,535	2,548,398
Paymentus Holdings Inc Class A (a)	51,042	1,671,625
Payoneer Global Inc (a)	308,583	2,113,794
PayPal Holdings Inc (a)	36,389	2,704,430
Shift4 Payments Inc Class A (a)(b)	28,137	2,788,658
Visa Inc Class A	7,199	2,556,005
WEX Inc (a)	19,158	2,814,119
		37,049,192
TOTAL FINANCIALS		74,548,452

Information Technology - 30.7%
IT Services - 3.4%
Applied Digital Corp (a)(b)	661,460	6,660,902
Software - 27.3%
Bit Digital Inc (a)(b)	1,207,510	2,644,447
Bitdeer Technologies Group Class A (a)(b)	328,363	3,769,607
Cipher Mining Inc (a)(b)	949,629	4,539,227
Cleanspark Inc (a)(b)	726,241	8,010,438
Core Scientific Inc (a)	465,674	7,949,055
Exodus Movement Inc Class A (a)(b)	38,895	1,121,343
MARA Holdings Inc (a)(b)	678,717	10,642,283
Riot Platforms Inc (a)	775,737	8,765,828
Terawulf Inc (a)(b)	1,337,268	5,857,234
		53,299,462
TOTAL INFORMATION TECHNOLOGY		59,960,364

TOTAL UNITED STATES		134,508,816
TOTAL COMMON STOCKS (Cost $156,157,355)		195,124,368

Money Market Funds - 28.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	425,668	425,752
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	55,920,499	55,926,092
TOTAL MONEY MARKET FUNDS (Cost $56,351,845)			56,351,844

TOTAL INVESTMENT IN SECURITIES - 128.6% (Cost $212,509,200)	251,476,212
NET OTHER ASSETS (LIABILITIES) - (28.6)%	(55,909,185)
NET ASSETS - 100.0%	195,567,027

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nasdaq 100 Index Contracts (United States)	2	Sep 2025	91,573	4,091	4,091
CME Russell 2000 Index Contracts (United States)	3	Sep 2025	328,755	11,200	11,200

TOTAL FUTURES CONTRACTS					15,291
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,958,150 or 2.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,958,150 or 2.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,485	19,542,528	19,157,261	10,727	-	-	425,752	425,668	0.0%
Fidelity Securities Lending Cash Central Fund	-	242,368,975	186,442,882	481,503	-	(1)	55,926,092	55,920,499	0.2%
Total	40,485	261,911,503	205,600,143	492,230	-	(1)	56,351,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,990,461	3,990,461	-	-
Financials	101,874,977	101,874,977	-	-
Industrials	1,879,919	1,879,919	-	-
Information Technology	87,379,011	87,379,011	-	-

Money Market Funds	56,351,844	56,351,844	-	-
Total Investments in Securities:	251,476,212	251,476,212	-	-
Derivative Instruments:

Assets
Futures Contracts	15,291	15,291	-	-
Total Assets	15,291	15,291	-	-
Total Derivative Instruments:	15,291	15,291	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,291	0
Total Equity Risk	15,291	0
Total Value of Derivatives	15,291	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $55,246,355) - See accompanying schedule:
Unaffiliated issuers (cost $156,157,355)	$195,124,368
Fidelity Central Funds (cost $56,351,845)	56,351,844

Total Investment in Securities (cost $212,509,200)		$251,476,212
Segregated cash with brokers for derivative instruments		80,571
Cash		47,559
Dividends receivable		17,224
Distributions receivable from Fidelity Central Funds		54,926
Receivable for daily variation margin on futures contracts		1,002
Total assets		251,677,494
Liabilities
Payable to custodian bank	$47,679
Payable for investments purchased	78,864
Accrued management fee	57,832
Collateral on securities loaned	55,926,092
Total liabilities		56,110,467
Net Assets		$195,567,027
Net Assets consist of:
Paid in capital		$171,680,829
Total accumulated earnings (loss)		23,886,198
Net Assets		$195,567,027
Net Asset Value, offering price and redemption price per share ($195,567,027 ÷ 5,500,000 shares)		$35.56
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$426,467
Special dividends		83,187
Interest		1,431
Income from Fidelity Central Funds (including $481,503 from security lending)		492,230
Total income		1,003,315
Expenses
Management fee	$553,772
Independent trustees' fees and expenses	540
Miscellaneous	293
Total expenses before reductions	554,605
Expense reductions	(1,014)
Total expenses after reductions		553,591
Net Investment income (loss)		449,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,244,987)
Redemptions in-kind	16,124,101
Foreign currency transactions	(13,363)
Futures contracts	(22,609)
Total net realized gain (loss)		5,843,142
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,596,565
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	11,439
Futures contracts	15,211
Total change in net unrealized appreciation (depreciation)		12,623,214
Net gain (loss)		18,466,356
Net increase (decrease) in net assets resulting from operations		$18,916,080
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$449,724	$(127,893)
Net realized gain (loss)	5,843,142	8,999,521
Change in net unrealized appreciation (depreciation)	12,623,214	17,470,116
Net increase (decrease) in net assets resulting from operations	18,916,080	26,341,744
Distributions to shareholders	(1,957,600)	(135,150)

Share transactions
Proceeds from sales of shares	104,716,736	51,747,447
Cost of shares redeemed	(29,900,709)	(10,623,302)

Net increase (decrease) in net assets resulting from share transactions	74,816,027	41,124,145
Total increase (decrease) in net assets	91,774,507	67,330,739

Net Assets
Beginning of period	103,792,520	36,461,781
End of period	$195,567,027	$103,792,520

Other Information
Shares
Sold	2,900,000	2,050,000
Redeemed	(950,000)	(400,000)
Net increase (decrease)	1,950,000	1,650,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$29.24	$19.19	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	.10 D	(.04)	(.03)	(.01)
Net realized and unrealized gain (loss)	6.60	10.14	6.83	(13.36)
Total from investment operations	6.70	10.10	6.80	(13.37)
Distributions from net investment income	(.38)	(.05)	-	-
Total distributions	(.38)	(.05)	-	-
Net asset value, end of period	$35.56	$29.24	$19.19	$12.39
Total Return E,F,G	22.94%	52.67%	54.94%	(51.92)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% J
Net investment income (loss)	.32% D	(.19)%	(.19)%	(.29)% J
Supplemental Data
Net assets, end of period (000 omitted)	$195,567	$103,793	$36,462	$13,005
Portfolio turnover rate K,L	79%	53%	55%	28% M

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Digital Health ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 7.5%
Health Care - 6.4%
Health Care Equipment & Supplies - 3.5%
Cochlear Ltd	1,483	291,973
Health Care Technology - 2.9%
Pro Medicus Ltd	1,333	249,041
TOTAL HEALTH CARE		541,014

Information Technology - 1.1%
Software - 1.1%
Catapult Group International Ltd (a)	23,877	91,696
TOTAL AUSTRALIA		632,710
CANADA - 1.0%
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Well Health Technologies Corp (a)	29,237	86,993
CHINA - 6.6%
Consumer Staples - 5.8%
Consumer Staples Distribution & Retail - 5.8%
Alibaba Health Information Technology Ltd (a)	272,000	164,239
JD Health International Inc (a)(b)(c)	37,400	204,867
Ping An Healthcare and Technology Co Ltd (b)(c)	104,700	116,971
		486,077
Health Care - 0.8%
Health Care Technology - 0.8%
Yidu Tech Inc (a)(b)(c)	90,200	66,759
TOTAL CHINA		552,836
DENMARK - 2.1%
Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Demant A/S (a)	4,161	172,966
GERMANY - 3.7%
Health Care - 3.7%
Health Care Equipment & Supplies - 3.7%
Siemens Healthineers AG (b)(c)	5,687	314,158
JAPAN - 2.6%
Health Care - 2.6%
Health Care Equipment & Supplies - 1.6%
Nihon Kohden Corp	10,800	128,304
Health Care Technology - 1.0%
JMDC Inc	3,200	88,260
TOTAL JAPAN		216,564
KOREA (SOUTH) - 1.3%
Health Care - 1.3%
Health Care Technology - 1.3%
Lunit Inc (a)	2,518	107,467
NETHERLANDS - 5.4%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Redcare Pharmacy NV (a)(b)(c)	1,124	123,562
Health Care - 3.9%
Health Care Equipment & Supplies - 3.9%
Koninklijke Philips NV	13,788	330,337
TOTAL NETHERLANDS		453,899
SWEDEN - 3.5%
Health Care - 3.5%
Health Care Technology - 3.5%
RaySearch Laboratories AB B Shares	2,820	99,125
Sectra AB B Shares	5,229	192,252

TOTAL SWEDEN		291,377
SWITZERLAND - 4.1%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
DocMorris AG (a)	8,149	65,263
Health Care - 3.3%
Health Care Equipment & Supplies - 3.3%
Sonova Holding AG	947	281,245
TOTAL SWITZERLAND		346,508
UNITED STATES - 62.2%
Health Care - 58.3%
Health Care Equipment & Supplies - 28.1%
Axogen Inc (a)	6,881	74,659
Dexcom Inc (a)	4,312	376,394
Inspire Medical Systems Inc (a)	1,237	160,525
Insulet Corp (a)	1,084	340,571
Intuitive Surgical Inc (a)	661	359,194
iRhythm Technologies Inc (a)	1,232	189,679
Masimo Corp (a)	1,316	221,378
Omnicell Inc (a)	3,632	106,781
ResMed Inc	1,475	380,550
Senseonics Holdings Inc (a)	120,616	57,461
Tandem Diabetes Care Inc (a)	5,443	101,458
		2,368,650
Health Care Providers & Services - 9.9%
Astrana Health Inc (a)	3,999	99,495
Cigna Group/The	529	174,877
CorVel Corp (a)	1,359	139,678
Hims & Hers Health Inc Class A (a)	4,628	230,706
Premier Inc Class A	5,675	124,453
Talkspace Inc Class A (a)	22,404	62,283
		831,492
Health Care Technology - 18.2%
Doximity Inc Class A (a)	3,947	242,109
Evolent Health Inc Class A (a)	11,523	129,749
GoodRx Holdings Inc Class A (a)	16,958	84,451
Health Catalyst Inc (a)	14,742	55,577
HealthStream Inc	3,012	83,342
LifeMD Inc (a)	6,013	81,897
Phreesia Inc (a)	4,437	126,277
Teladoc Health Inc (a)	14,971	130,397
TruBridge Inc (a)	2,638	61,782
Veeva Systems Inc Class A (a)	1,301	374,663
Waystar Holding Corp (a)	3,867	158,044
		1,528,288
Life Sciences Tools & Services - 2.1%
IQVIA Holdings Inc (a)	1,109	174,767
TOTAL HEALTH CARE		4,903,197

Industrials - 2.0%
Professional Services - 2.0%
Maximus Inc	2,386	167,497
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc	809	165,983
TOTAL UNITED STATES		5,236,677
TOTAL COMMON STOCKS (Cost $7,644,046)		8,412,155

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,644,046)	8,412,155
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,001
NET ASSETS - 100.0%	8,415,156

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $826,317 or 9.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $826,317 or 9.8% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	690,518	690,518	131	-	-	-	-	0.0%
Total	-	690,518	690,518	131	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	674,902	674,902	-	-
Health Care	7,312,077	7,312,077	-	-
Industrials	167,497	167,497	-	-
Information Technology	257,679	257,679	-	-

Total Investments in Securities:	8,412,155	8,412,155	-	-
Fidelity® Digital Health ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,644,046)		$8,412,155
Cash		1,771
Foreign currency held at value (cost $265)		267
Dividends receivable		3,635
Total assets		8,417,828
Liabilities
Accrued management fee	$2,672
Total liabilities		2,672
Net Assets		$8,415,156
Net Assets consist of:
Paid in capital		$11,277,702
Total accumulated earnings (loss)		(2,862,546)
Net Assets		$8,415,156
Net Asset Value, offering price and redemption price per share ($8,415,156 ÷ 400,000 shares)		$21.04
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$44,827
Special dividends		113,207
Income from Fidelity Central Funds		131
Total income		158,165
Expenses
Management fee	$31,817
Independent trustees' fees and expenses	34
Miscellaneous	22
Total expenses before reductions	31,873
Expense reductions	(51)
Total expenses after reductions		31,822
Net Investment income (loss)		126,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	245,641
Unaffiliated issuers	(982,421)
Foreign currency transactions	1,587
Total net realized gain (loss)		(735,193)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,868,576
Assets and liabilities in foreign currencies	55
Total change in net unrealized appreciation (depreciation)		1,868,631
Net gain (loss)		1,133,438
Net increase (decrease) in net assets resulting from operations		$1,259,781
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,343	$2,851
Net realized gain (loss)	(735,193)	(938,755)
Change in net unrealized appreciation (depreciation)	1,868,631	339,751
Net increase (decrease) in net assets resulting from operations	1,259,781	(596,153)
Distributions to shareholders	(130,000)	(4,950)

Share transactions
Cost of shares redeemed	(978,653)	(963,021)

Net increase (decrease) in net assets resulting from share transactions	(978,653)	(963,021)
Total increase (decrease) in net assets	151,128	(1,564,124)

Net Assets
Beginning of period	8,264,028	9,828,152
End of period	$8,415,156	$8,264,028

Other Information
Shares
Redeemed	(50,000)	(50,000)
Net increase (decrease)	(50,000)	(50,000)

Financial Highlights
Fidelity® Digital Health ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$18.36	$19.66	$18.58	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.31 D	.01	.03 E	(.01)
Net realized and unrealized gain (loss)	2.70	(1.30)	1.08	(6.51)
Total from investment operations	3.01	(1.29)	1.11	(6.52)
Distributions from net investment income	(.33)	(.01)	(.03)	-
Total distributions	(.33)	(.01)	(.03)	-
Net asset value, end of period	$21.04	$18.36	$19.66	$18.58
Total Return F,G,H	16.43%	(6.52)%	5.98%	(25.99)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.39%	.42%	.39%	.39% K
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% K
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% K
Net investment income (loss)	1.55% D	.03%	.18% E	(.05)% K
Supplemental Data
Net assets, end of period (000 omitted)	$8,415	$8,264	$9,828	$9,289
Portfolio turnover rate L	47 % M	42% M	36%	48% M,N

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.28 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRIA - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ams-OSRAM AG (a)	20,389	272,280
BELGIUM - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Melexis NV	5,699	482,667
CANADA - 1.5%
Industrials - 1.5%
Machinery - 1.5%
NFI Group Inc (a)	31,527	416,817
CHINA - 26.7%
Consumer Discretionary - 20.4%
Automobile Components - 2.6%
CALB Group Co Ltd H Shares (a)(b)(c)(d)	151,500	330,019
Hesai Group ADR (a)	18,412	404,144
		734,163
Automobiles - 17.8%
BYD Co Ltd H Shares	70,000	1,092,357
Li Auto Inc A Shares (a)	81,200	1,106,803
NIO Inc A Shares (a)	216,730	756,484
XPeng Inc A Shares (a)	108,400	974,910
Yadea Group Holdings Ltd (b)(d)	285,073	456,116
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(d)	86,000	599,261
		4,985,931
TOTAL CONSUMER DISCRETIONARY		5,720,094

Industrials - 4.3%
Electrical Equipment - 4.3%
Contemporary Amperex Technology Co Ltd H Shares (c)	29,100	1,220,347
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
indie Semiconductor Inc Class A (a)(c)	90,376	321,738
Materials - 0.9%
Chemicals - 0.9%
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(d)	91,880	266,861
TOTAL CHINA		7,529,040
FRANCE - 2.6%
Consumer Discretionary - 2.6%
Automobile Components - 2.6%
Forvia SE (a)	46,037	465,397
Valeo SE	24,500	267,174

TOTAL FRANCE		732,571
GERMANY - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Infineon Technologies AG	29,446	1,248,322
HONG KONG - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Polestar Automotive Holding UK PLC Class A ADR (a)(c)	198,981	212,909
ISRAEL - 1.7%
Consumer Discretionary - 1.7%
Automobile Components - 1.7%
Mobileye Global Inc Class A (a)(c)	25,914	465,934
JAPAN - 9.9%
Consumer Discretionary - 1.3%
Household Durables - 1.3%
JVCKenwood Corp	47,400	379,016
Information Technology - 8.6%
Electronic Equipment, Instruments & Components - 1.7%
Alps Alpine Co Ltd	45,300	486,886
Semiconductors & Semiconductor Equipment - 6.9%
Allegro MicroSystems Inc (a)(c)	21,707	742,162
Renesas Electronics Corp	94,500	1,170,415
		1,912,577
TOTAL INFORMATION TECHNOLOGY		2,399,463

TOTAL JAPAN		2,778,479
KOREA (SOUTH) - 4.0%
Industrials - 1.9%
Electrical Equipment - 1.9%
Doosan Fuel Cell Co Ltd (a)	13,774	229,124
LG Energy Solution Ltd (a)	1,375	302,590
		531,714
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Samsung SDI Co Ltd	2,288	292,951
Materials - 1.1%
Chemicals - 1.1%
LG Chem Ltd	1,984	310,919
TOTAL KOREA (SOUTH)		1,135,584
NETHERLANDS - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
NXP Semiconductors NV	5,740	1,254,133
SWEDEN - 3.2%
Consumer Discretionary - 3.2%
Automobile Components - 3.2%
Autoliv Inc	8,034	899,005
UNITED STATES - 38.0%
Consumer Discretionary - 16.3%
Automobile Components - 6.2%
Adient PLC (a)	25,123	488,894
Gentex Corp	32,259	709,375
Visteon Corp (a)	5,997	559,520
		1,757,789
Automobiles - 9.3%
Lucid Group Inc Class A (a)(c)	235,881	497,709
Rivian Automotive Inc Class A (a)(c)	68,757	944,721
Tesla Inc (a)	3,630	1,153,106
		2,595,536
Specialty Retail - 0.8%
EVgo Inc Class A (a)(c)	62,322	227,475
TOTAL CONSUMER DISCRETIONARY		4,580,800

Industrials - 12.9%
Electrical Equipment - 5.4%
Bloom Energy Corp Class A (a)(c)	13,410	320,767
ChargePoint Holdings Inc Class A (a)(c)	266,681	187,556
Plug Power Inc (a)(c)	213,565	318,212
Sensata Technologies Holding PLC	23,698	713,547
		1,540,082
Ground Transportation - 7.5%
Lyft Inc Class A (a)	48,140	758,686
Uber Technologies Inc (a)	14,445	1,347,719
		2,106,405
TOTAL INDUSTRIALS		3,646,487

Information Technology - 7.7%
Electronic Equipment, Instruments & Components - 2.0%
Aeva Technologies Inc (a)(c)	14,616	552,339
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices Inc	793	188,749
Diodes Inc (a)	5,148	272,278
Lattice Semiconductor Corp (a)	5,997	293,793
ON Semiconductor Corp (a)	5,230	274,104
SiTime Corp (a)(c)	1,332	283,823
Skyworks Solutions Inc	4,053	302,030
		1,614,777
TOTAL INFORMATION TECHNOLOGY		2,167,116

Materials - 1.1%
Chemicals - 1.1%
Albemarle Corp	4,806	301,192
TOTAL UNITED STATES		10,695,595
TOTAL COMMON STOCKS (Cost $27,479,034)		28,123,336

Money Market Funds - 23.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $6,656,900)	4.32	6,656,234	6,656,900

TOTAL INVESTMENT IN SECURITIES - 123.4% (Cost $34,135,934)	34,780,236
NET OTHER ASSETS (LIABILITIES) - (23.4)%	(6,599,608)
NET ASSETS - 100.0%	28,180,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nasdaq 100 Index Contracts (United States)	1	Sep 2025	45,787	1,451	1,451

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,652,257 or 5.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,652,257 or 5.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,184	3,677,716	3,685,900	497	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	34,286,832	27,629,932	120,764	-	-	6,656,900	6,656,234	0.0%
Total	8,184	37,964,548	31,315,832	121,261	-	-	6,656,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	12,990,329	12,990,329	-	-
Industrials	5,815,365	5,815,365	-	-
Information Technology	8,438,670	8,438,670	-	-
Materials	878,972	878,972	-	-

Money Market Funds	6,656,900	6,656,900	-	-
Total Investments in Securities:	34,780,236	34,780,236	-	-
Derivative Instruments:

Assets
Futures Contracts	1,451	1,451	-	-
Total Assets	1,451	1,451	-	-
Total Derivative Instruments:	1,451	1,451	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,451	0
Total Equity Risk	1,451	0
Total Value of Derivatives	1,451	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $6,419,111) - See accompanying schedule:
Unaffiliated issuers (cost $27,479,034)	$28,123,336
Fidelity Central Funds (cost $6,656,900)	6,656,900

Total Investment in Securities (cost $34,135,934)		$34,780,236
Segregated cash with brokers for derivative instruments		6,399
Foreign currency held at value (cost $468)		471
Dividends receivable		49,825
Distributions receivable from Fidelity Central Funds		14,841
Receivable for daily variation margin on futures contracts		284
Other receivables		8
Total assets		34,852,064
Liabilities
Payable to custodian bank	$5,638
Accrued management fee	8,898
Collateral on securities loaned	6,656,900
Total liabilities		6,671,436
Net Assets		$28,180,628
Net Assets consist of:
Paid in capital		$59,133,059
Total accumulated earnings (loss)		(30,952,431)
Net Assets		$28,180,628
Net Asset Value, offering price and redemption price per share ($28,180,628 ÷ 1,900,000 shares)		$14.83
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$172,163
Special dividends		19,323
Income from Fidelity Central Funds (including $120,764 from security lending)		121,261
Total income		312,747
Expenses
Management fee	$113,905
Independent trustees' fees and expenses	123
Miscellaneous	265
Total expenses before reductions	114,293
Expense reductions	(361)
Total expenses after reductions		113,932
Net Investment income (loss)		198,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,588,304)
Redemptions in-kind	457,251
Foreign currency transactions	(1,262)
Futures contracts	5,767
Total net realized gain (loss)		(10,126,548)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,853,794
Assets and liabilities in foreign currencies	992
Futures contracts	1,451
Total change in net unrealized appreciation (depreciation)		12,856,237
Net gain (loss)		2,729,689
Net increase (decrease) in net assets resulting from operations		$2,928,504
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$198,815	$190,710
Net realized gain (loss)	(10,126,548)	(7,645,453)
Change in net unrealized appreciation (depreciation)	12,856,237	(8,068,367)
Net increase (decrease) in net assets resulting from operations	2,928,504	(15,523,110)
Distributions to shareholders	(169,000)	(178,200)

Share transactions
Proceeds from sales of shares	2,453	1,007,818
Cost of shares redeemed	(7,368,497)	(6,914,724)

Net increase (decrease) in net assets resulting from share transactions	(7,366,044)	(5,906,906)
Total increase (decrease) in net assets	(4,606,540)	(21,608,216)

Net Assets
Beginning of period	32,787,168	54,395,384
End of period	$28,180,628	$32,787,168

Other Information
Shares
Sold	-	50,000
Redeemed	(550,000)	(450,000)
Net increase (decrease)	(550,000)	(400,000)

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$19.09	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.09 D	.07	.05	.04
Net realized and unrealized gain (loss)	1.45	(5.71)	1.27	(7.39)
Total from investment operations	1.54	(5.64)	1.32	(7.35)
Distributions from net investment income	(.09)	(.07)	(.05)	(.03)
Total distributions	(.09)	(.07)	(.05)	(.03)
Net asset value, end of period	$14.83	$13.38	$19.09	$17.82
Total Return E,F,G	11.51%	(29.55)%	7.36%	(29.15)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39%	.42%	.39%	.39% J
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% J
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% J
Net investment income (loss)	.68% D	.44%	.26%	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$28,181	$32,787	$54,395	$38,318
Portfolio turnover rate K,L	77%	54%	62%	31% M

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Metaverse ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CHINA - 5.7%
Communication Services - 3.7%
Entertainment - 3.0%
Netease Inc	43,600	1,171,924
Interactive Media & Services - 0.7%
Hello Group Inc Class A ADR	35,972	303,604
TOTAL COMMUNICATION SERVICES		1,475,528

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 1.3%
Sunny Optical Technology Group Co Ltd	61,200	540,665
IT Services - 0.7%
Vnet Group Inc Class A ADR (a)	41,135	283,831
TOTAL INFORMATION TECHNOLOGY		824,496

TOTAL CHINA		2,300,024
FRANCE - 2.6%
Communication Services - 0.6%
Entertainment - 0.6%
Ubisoft Entertainment SA (a)	21,731	239,427
Information Technology - 2.0%
Software - 2.0%
Dassault Systemes SE	23,011	830,062
TOTAL FRANCE		1,069,489
GERMANY - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Nagarro SE (a)	3,004	213,690
JAPAN - 1.5%
Communication Services - 1.5%
Entertainment - 1.5%
Nexon Co Ltd	29,600	596,324
KOREA (SOUTH) - 12.0%
Communication Services - 7.6%
Entertainment - 4.8%
Kakao Games Corp (a)	16,023	227,000
Krafton Inc (a)	2,055	552,731
NCSoft Corp	2,610	399,352
Netmarble Corp (b)(c)	5,893	270,722
Pearl Abyss Corp (a)	8,594	269,358
Wemade Co Ltd (a)	9,011	228,346
		1,947,509
Interactive Media & Services - 2.8%
NAVER Corp	5,859	1,139,588
TOTAL COMMUNICATION SERVICES		3,087,097

Information Technology - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co Ltd	40,472	1,793,291
TOTAL KOREA (SOUTH)		4,880,388
SWEDEN - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Embracer Group AB B Shares (a)	25,061	283,890
Modern Times Group MTG AB B Shares (a)	21,342	268,723

TOTAL SWEDEN		552,613
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Himax Technologies Inc ADR	29,751	265,676
UNITED ARAB EMIRATES - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Yalla Group Ltd ADR (a)	24,617	165,919
UNITED KINGDOM - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Endava PLC Class A ADR (a)	13,356	204,614
UNITED STATES - 74.5%
Communication Services - 23.2%
Entertainment - 8.7%
Electronic Arts Inc	6,775	1,081,967
ROBLOX Corp Class A (a)	12,781	1,344,561
Take-Two Interactive Software Inc (a)	4,574	1,110,796
		3,537,324
Interactive Media & Services - 14.5%
Alphabet Inc Class A	10,161	1,790,673
Meta Platforms Inc Class A	2,484	1,833,416
Pinterest Inc Class A (a)	23,548	844,431
Reddit Inc Class A (a)	5,568	838,374
Snap Inc Class A (a)	68,464	594,952
		5,901,846
TOTAL COMMUNICATION SERVICES		9,439,170

Consumer Discretionary - 0.8%
Leisure Products - 0.8%
Peloton Interactive Inc Class A (a)	48,890	339,296
Industrials - 0.9%
Professional Services - 0.9%
Planet Labs PBC Class A (a)(d)	59,149	360,809
Information Technology - 43.4%
IT Services - 0.6%
Fastly Inc Class A (a)	32,309	228,102
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (a)	14,399	2,043,218
Ambarella Inc (a)	6,126	404,714
Cirrus Logic Inc (a)	4,647	484,473
Monolithic Power Systems Inc	1,411	1,031,977
NVIDIA Corp	12,032	1,900,936
QUALCOMM Inc	11,457	1,824,642
		7,689,960
Software - 17.0%
Adobe Inc (a)	4,125	1,595,880
Autodesk Inc (a)	4,363	1,350,654
Bentley Systems Inc Class B	11,009	594,156
Microsoft Corp	3,682	1,831,464
N-able Inc/US (a)	25,223	204,305
PTC Inc (a)	4,743	817,409
Unity Software Inc (a)	20,705	501,061
		6,894,929
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	8,418	1,727,121
Super Micro Computer Inc (a)	18,799	921,339
Turtle Beach Corp (a)	11,442	158,243
		2,806,703
TOTAL INFORMATION TECHNOLOGY		17,619,694

Real Estate - 6.2%
Specialized REITs - 6.2%
Digital Realty Trust Inc	6,956	1,212,639
Equinix Inc	1,649	1,311,731
		2,524,370
TOTAL UNITED STATES		30,283,339
TOTAL COMMON STOCKS (Cost $35,174,500)		40,532,076

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	44,151	44,160
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	231,227	231,250
TOTAL MONEY MARKET FUNDS (Cost $275,410)			275,410

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $35,449,910)	40,807,486
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(153,514)
NET ASSETS - 100.0%	40,653,972

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nasdaq 100 Index Contracts (United States)	2	Sep 2025	91,573	3,403	3,403

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,722 or 0.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $270,722 or 0.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,964,953	1,920,793	1,415	-	-	44,160	44,151	0.0%
Fidelity Securities Lending Cash Central Fund	-	18,300,035	18,068,785	10,379	-	-	231,250	231,227	0.0%
Total	-	20,264,988	19,989,578	11,794	-	-	275,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,556,078	15,556,078	-	-
Consumer Discretionary	339,296	339,296	-	-
Industrials	360,809	360,809	-	-
Information Technology	21,751,523	21,751,523	-	-
Real Estate	2,524,370	2,524,370	-	-

Money Market Funds	275,410	275,410	-	-
Total Investments in Securities:	40,807,486	40,807,486	-	-
Derivative Instruments:

Assets
Futures Contracts	3,403	3,403	-	-
Total Assets	3,403	3,403	-	-
Total Derivative Instruments:	3,403	3,403	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,403	0
Total Equity Risk	3,403	0
Total Value of Derivatives	3,403	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Metaverse ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $225,700) - See accompanying schedule:
Unaffiliated issuers (cost $35,174,500)	$40,532,076
Fidelity Central Funds (cost $275,410)	275,410

Total Investment in Securities (cost $35,449,910)		$40,807,486
Segregated cash with brokers for derivative instruments		14,554
Foreign currency held at value (cost $46,182)		46,297
Dividends receivable		26,663
Distributions receivable from Fidelity Central Funds		868
Receivable for daily variation margin on futures contracts		567
Total assets		40,896,435
Liabilities
Accrued management fee	$11,213
Collateral on securities loaned	231,250
Total liabilities		242,463
Net Assets		$40,653,972
Net Assets consist of:
Paid in capital		$38,583,210
Total accumulated earnings (loss)		2,070,762
Net Assets		$40,653,972
Net Asset Value, offering price and redemption price per share ($40,653,972 ÷ 1,200,000 shares)		$33.88
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$248,049
Non-Cash dividends		167,482
Interest		396
Income from Fidelity Central Funds (including $10,379 from security lending)		11,794
Total income		427,721
Expenses
Management fee	$125,313
Independent trustees' fees and expenses	131
Miscellaneous	82
Total expenses before reductions	125,526
Expense reductions	(1,424)
Total expenses after reductions		124,102
Net Investment income (loss)		303,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,453,252)
Redemptions in-kind	2,431,772
Foreign currency transactions	(3,586)
Futures contracts	13,281
Total net realized gain (loss)		988,215
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,592,939
Assets and liabilities in foreign currencies	74
Futures contracts	3,065
Total change in net unrealized appreciation (depreciation)		2,596,078
Net gain (loss)		3,584,293
Net increase (decrease) in net assets resulting from operations		$3,887,912
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$303,619	$83,882
Net realized gain (loss)	988,215	2,308,628
Change in net unrealized appreciation (depreciation)	2,596,078	2,049,101
Net increase (decrease) in net assets resulting from operations	3,887,912	4,441,611
Distributions to shareholders	(321,750)	(100,500)

Share transactions
Proceeds from sales of shares	11,031,831	20,617,140
Cost of shares redeemed	(7,503,621)	(8,087,398)

Net increase (decrease) in net assets resulting from share transactions	3,528,210	12,529,742
Total increase (decrease) in net assets	7,094,372	16,870,853

Net Assets
Beginning of period	33,559,600	16,688,747
End of period	$40,653,972	$33,559,600

Other Information
Shares
Sold	350,000	750,000
Redeemed	(250,000)	(300,000)
Net increase (decrease)	100,000	450,000

Financial Highlights
Fidelity® Metaverse ETF

Years ended June 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$30.51	$25.67	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.28 D	.10	.11 E	- F
Net realized and unrealized gain (loss)	3.38	4.84	4.36	(3.96)
Total from investment operations	3.66	4.94	4.47	(3.96)
Distributions from net investment income	(.29)	(.10)	(.12)	-
Total distributions	(.29)	(.10)	(.12)	-
Net asset value, end of period	$33.88	$30.51	$25.67	$21.32
Total Return G,H,I	12.13%	19.25%	21.06%	(15.67)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.39%	.42%	.39%	.39% L
Expenses net of fee waivers, if any	.39%	.40%	.39%	.39% L
Expenses net of all reductions, if any	.39%	.40%	.39%	.39% L
Net investment income (loss)	.94% D	.35%	.49% E	.01% L
Supplemental Data
Net assets, end of period (000 omitted)	$40,654	$33,560	$16,689	$10,658
Portfolio turnover rate M,N	30%	52%	47%	8% O

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF, and Fidelity Metaverse ETF are each a diversified fund. Fidelity Crypto Industry and Digital Payments ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Clean Energy ETF	33,378,731	3,473,395	(9,220,428)	(5,747,033)
Fidelity Cloud Computing ETF	85,007,629	15,938,680	(6,387,090)	9,551,590
Fidelity Crypto Industry and Digital Payments ETF	214,652,830	52,152,260	(15,328,878)	36,823,382
Fidelity Digital Health ETF	7,836,540	1,580,506	(1,004,891)	575,615
Fidelity Electric Vehicles and Future Transportation ETF	34,370,683	4,139,365	(3,729,812)	409,553
Fidelity Metaverse ETF	35,809,165	7,283,423	(2,285,102)	4,998,321

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Clean Energy ETF	-	(12,134,158)	(5,740,836)
Fidelity Cloud Computing ETF	-	(7,424,126)	9,554,826
Fidelity Crypto Industry and Digital Payments ETF	988,904	(13,937,531)	36,834,826
Fidelity Digital Health ETF	90,030	(3,528,506)	575,930
Fidelity Electric Vehicles and Future Transportation ETF	23,133	(31,387,809)	412,245
Fidelity Metaverse ETF	67,439	(2,995,208)	4,998,532

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Clean Energy ETF	(2,280,041)	(9,854,117)	(12,134,158)
Fidelity Cloud Computing ETF	(2,943,152)	(4,480,974)	(7,424,126)
Fidelity Crypto Industry and Digital Payments ETF	(9,801,302)	(4,136,229)	(13,937,531)
Fidelity Digital Health ETF	(582,011)	(2,946,495)	(3,528,506)
Fidelity Electric Vehicles and Future Transportation ETF	(8,959,016)	(22,428,793)	(31,387,809)
Fidelity Metaverse ETF	(950,308)	(2,044,900)	(2,995,208)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025, to June 30, 2025.  Loss deferrals are as follows:

Ordinary Losses($)
Fidelity Cloud Computing ETF	(7,133)

The tax character of distributions paid was as follows:

June 30, 2025
Ordinary Income ($)
Fidelity Clean Energy ETF	363,900
Fidelity Cloud Computing ETF	45,600
Fidelity Crypto Industry and Digital Payments ETF	1,957,600
Fidelity Digital Health ETF	130,000
Fidelity Electric Vehicles and Future Transportation ETF	169,000
Fidelity Metaverse ETF	321,750

June 30, 2024
Ordinary Income ($)
Fidelity Clean Energy ETF	378,500
Fidelity Cloud Computing ETF	106,250
Fidelity Crypto Industry and Digital Payments ETF	135,150
Fidelity Digital Health ETF	4,950
Fidelity Electric Vehicles and Future Transportation ETF	178,200
Fidelity Metaverse ETF	100,500

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	12,417,846	11,691,362
Fidelity Cloud Computing ETF	43,450,861	25,912,490
Fidelity Crypto Industry and Digital Payments ETF	124,191,488	105,964,643
Fidelity Digital Health ETF	4,267,067	3,809,612
Fidelity Electric Vehicles and Future Transportation ETF	22,487,724	23,794,941
Fidelity Metaverse ETF	12,588,695	9,686,310

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	664,828	1,848,479
Fidelity Cloud Computing ETF	9,670,850	24,041,422
Fidelity Crypto Industry and Digital Payments ETF	84,615,246	29,871,420
Fidelity Digital Health ETF	-	972,902
Fidelity Electric Vehicles and Future Transportation ETF	-	6,000,775
Fidelity Metaverse ETF	8,245,926	7,363,060
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Clean Energy ETF	3,850	-	-
Fidelity Cloud Computing ETF	203	4	-
Fidelity Crypto Industry and Digital Payments ETF	52,781	480	-
Fidelity Electric Vehicles and Future Transportation ETF	13,172	-	-
Fidelity Metaverse ETF	1,118	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Clean Energy ETF	216
Fidelity Cloud Computing ETF	1,173
Fidelity Crypto Industry and Digital Payments ETF	1,014
Fidelity Digital Health ETF	51
Fidelity Electric Vehicles and Future Transportation ETF	361
Fidelity Metaverse ETF	1,424
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the funds permit the contribution of securities in exchange for the purchase of shares (Contribution in-kind), shares may be issued in advance of receipt by the funds of all or a portion of the applicable deposit securities. In these case circumstances, the Authorized participant provides collateral to the custodian, on behalf of the Funds, in an at least equal to 105% and up to 115% of the daily marked to market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of three years in the period then ended and for the period from October 5, 2021 (commencement of operations) through June 30, 2022, except for the financial highlights for the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, which are for the three years in the period then ended and for the period from April 19, 2022 (commencement of operations) to June 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 5, 2021 (commencement of operations) through June 30, 2022 (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Clean Energy ETF
September 2024	3%
December 2024	3%
March 2025	9%
June 2025	9%
Fidelity Cloud Computing ETF
September 2024	100%
December 2024	100%
March 2025	-
June 2025	100%
Fidelity Crypto Industry and Digital Payments ETF
September 2024	-
December 20, 2024	3%
December 30, 2024	4%
March 2025	-
June 2025	-
Fidelity Digital Health ETF
September 2024	8%
December 2024	8%
March 2025	57%
June 2025	57%
Fidelity Electric Vehicles and Future Transportation ETF
September 2024	100%
December 2024	100%
March 2025	25%
June 2025	25%
Fidelity Metaverse ETF
September 2024	57%
December 2024	57%
March 2025	16%
June 2025	16%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Clean Energy ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Cloud Computing ETF
September 2024	100%
December 2024	100%
March 2025	-
June 2025	100%
Fidelity Crypto Industry and Digital Payments ETF
September 2024	-
December 20, 2024	7.69%
December 30, 2024	15.19%
March 2025	-
June 2025	-
Fidelity Digital Health ETF
September 2024	12.24%
December 2024	12.19%
March 2025	100%
June 2025	100%
Fidelity Electric Vehicles and Future Transportation ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Metaverse ETF
September 2024	90.05%
December 2024	90.05%
March 2025	100%
June 2025	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity Metaverse ETF
September 2024	9.96%
December 2024	9.96%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Metaverse ETF	$898
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Clean Energy ETF	03/20/24	$0.0161	$0.0022
	06/25/24	$0.1047	$0.0142
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Clean Energy ETF
Fidelity Cloud Computing ETF
Fidelity Crypto Industry and Digital Payments ETF
Fidelity Digital Health ETF
Fidelity Electric Vehicles and Future Transportation ETF
Fidelity Metaverse ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9903828.103
CEE-ANN-0825
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF

Annual Report
June 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced International ETF
Fidelity® Enhanced Large Cap Core ETF
Fidelity® Enhanced Large Cap Growth ETF
Fidelity® Enhanced Large Cap Value ETF
Fidelity® Enhanced Mid Cap ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced International ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 6.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telstra Group Ltd	5,393,340	17,180,193
Interactive Media & Services - 0.0%
CAR Group Ltd	10	246
REA Group Ltd	5,187	820,991
		821,237
TOTAL COMMUNICATION SERVICES		18,001,430

Consumer Discretionary - 1.3%
Broadline Retail - 0.8%
Wesfarmers Ltd	450,140	25,108,005
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	364,917	15,651,886
TOTAL CONSUMER DISCRETIONARY		40,759,891

Financials - 1.5%
Banks - 1.0%
ANZ Group Holdings Ltd	681,889	13,086,578
Commonwealth Bank of Australia	139,594	16,973,683
National Australia Bank Ltd	4	103
		30,060,364
Capital Markets - 0.1%
Macquarie Group Ltd	28,959	4,359,449
Insurance - 0.4%
Insurance Australia Group Ltd	318,569	1,893,286
Medibank Pvt Ltd	129	428
QBE Insurance Group Ltd	751,924	11,575,215
		13,468,929
TOTAL FINANCIALS		47,888,742

Health Care - 0.6%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	30	5,932
Health Care Technology - 0.6%
Pro Medicus Ltd	96,551	18,115,420
TOTAL HEALTH CARE		18,121,352

Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	290,585	4,479,040
Professional Services - 0.0%
Computershare Ltd	27,112	711,788
Trading Companies & Distributors - 0.1%
Reece Ltd	113	1,067
SGH Ltd	124,476	4,429,624
		4,430,691
TOTAL INDUSTRIALS		9,621,519

Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	523,023	12,650,364
Fortescue Ltd	1,083,780	10,899,068
Northern Star Resources Ltd	1,050,673	12,827,333
Rio Tinto Ltd	172,841	12,186,606
Rio Tinto PLC	159,387	9,287,320
Rio Tinto PLC ADR	293,973	17,147,445
South32 Ltd	52	100
		74,998,236
TOTAL AUSTRALIA		209,391,170
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	90	7,665
BELGIUM - 1.0%
Consumer Staples - 0.9%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	372,660	25,565,895
Financials - 0.0%
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	7,821	666,082
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	23,004	4,523,938
TOTAL BELGIUM		30,755,915
CHINA - 1.8%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Prosus NV Class N	534,911	29,910,772
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	2,651,500	11,518,054
Industrials - 0.5%
Machinery - 0.2%
Yangzijiang Shipbuildling (Holdings) Ltd	4,397,600	7,678,075
Marine Transportation - 0.3%
SITC International Holdings Co Ltd	2,575,000	8,249,893
TOTAL INDUSTRIALS		15,927,968

TOTAL CHINA		57,356,794
DENMARK - 1.8%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S	313,692	12,792,839
Health Care - 1.2%
Biotechnology - 0.4%
Genmab A/S (b)	40,457	8,399,598
Genmab A/S ADR (b)	232,753	4,808,677
		13,208,275
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	339,074	23,533,757
TOTAL HEALTH CARE		36,742,032

Industrials - 0.0%
Building Products - 0.0%
ROCKWOOL A/S Series B	5,741	268,661
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,136	2,098,472
TOTAL INDUSTRIALS		2,367,133

Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	70,455	5,051,291
TOTAL DENMARK		56,953,295
FINLAND - 1.5%
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	418,901	6,222,335
Nordea Bank Abp (Sweden)	100	1,488
		6,223,823
Insurance - 0.1%
Sampo Oyj A Shares	185,987	2,000,231
TOTAL FINANCIALS		8,224,054

Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	304,881	20,068,440
Wartsila OYJ Abp	809,345	19,105,493
		39,173,933
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	130,994	679,865
Nokia Oyj ADR	120	622
		680,487
TOTAL FINLAND		48,078,474
FRANCE - 8.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	350,274	5,328,797
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.2%
FDJ UNITED	109,051	4,277,606
Sodexo SA	17,797	1,094,319
		5,371,925
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	4,371	11,837,136
LVMH Moet Hennessy Louis Vuitton SE	21,299	11,154,639
		22,991,775
TOTAL CONSUMER DISCRETIONARY		28,363,700

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	124,962	10,209,722
Personal Care Products - 0.0%
L'Oreal SA	2,041	872,963
TOTAL CONSUMER STAPLES		11,082,685

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE	618,730	37,972,199
Financials - 1.6%
Banks - 1.6%
BNP Paribas SA	341,169	30,671,484
Credit Agricole SA	1,076	20,362
Societe Generale SA Series A	367,940	21,042,294
		51,734,140
Insurance - 0.0%
AXA SA	8,828	433,324
TOTAL FINANCIALS		52,167,464

Industrials - 2.1%
Aerospace & Defense - 0.4%
Airbus SE	20,222	4,222,422
Safran SA	25,404	8,256,209
		12,478,631
Building Products - 0.2%
Cie de Saint-Gobain SA	47,328	5,554,932
Construction & Engineering - 1.2%
Eiffage SA	87,808	12,334,437
Vinci SA	170,528	25,129,270
		37,463,707
Electrical Equipment - 0.2%
Legrand SA	50,732	6,782,733
Transportation Infrastructure - 0.1%
Getlink SE Series A	119,632	2,309,687
TOTAL INDUSTRIALS		64,589,690

Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	44,699	7,637,345
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	167,821	34,622,506
Real Estate - 0.2%
Diversified REITs - 0.1%
Covivio SA/France	59,047	3,724,639
Office REITs - 0.1%
Gecina SA	14,634	1,608,317
Retail REITs - 0.0%
Klepierre SA	32,309	1,272,672
TOTAL REAL ESTATE		6,605,628

Utilities - 0.7%
Multi-Utilities - 0.7%
Engie SA	994,269	23,336,143
Veolia Environnement SA	64	2,281
		23,338,424
TOTAL FRANCE		271,708,438
GERMANY - 9.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	174,388	6,361,868
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	34,155	4,711,271
TOTAL COMMUNICATION SERVICES		11,073,139

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Continental AG	49,273	4,300,848
Automobiles - 0.1%
Mercedes-Benz Group AG	45,124	2,641,213
Volkswagen AG	4,200	453,676
		3,094,889
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	44,947	1,479,821
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	89,485	20,865,683
TOTAL CONSUMER DISCRETIONARY		29,741,241

Financials - 2.7%
Capital Markets - 0.1%
Deutsche Bank AG	122,457	3,630,728
Insurance - 2.6%
Allianz SE	104,770	42,466,696
Hannover Rueck SE	21,085	6,636,467
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,140	20,196,758
Talanx AG	91,828	11,887,750
		81,187,671
TOTAL FINANCIALS		84,818,399

Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Siemens Healthineers AG (c)(d)	102,288	5,670,266
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	88,039	5,045,275
Pharmaceuticals - 0.0%
Merck KGaA	8,336	1,080,133
TOTAL HEALTH CARE		11,795,674

Industrials - 3.1%
Aerospace & Defense - 0.0%
Rheinmetall AG	306	647,733
Air Freight & Logistics - 0.4%
Deutsche Post AG	309,971	14,316,761
Electrical Equipment - 1.0%
Siemens Energy AG (b)	278,433	32,161,734
Industrial Conglomerates - 1.5%
Siemens AG	182,549	46,802,062
Machinery - 0.2%
Gea Group Ag	15,927	1,114,415
Knorr-Bremse AG	22,375	2,162,562
Rational AG	2,819	2,364,296
		5,641,273
TOTAL INDUSTRIALS		99,569,563

Information Technology - 1.2%
Software - 1.2%
SAP SE	125,393	38,130,480
Materials - 0.9%
Chemicals - 0.6%
Evonik Industries AG	478,907	9,872,249
Symrise AG	90,493	9,501,988
		19,374,237
Construction Materials - 0.3%
Heidelberg Materials AG	34,548	8,116,780
TOTAL MATERIALS		27,491,017

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
RWE AG	320,465	13,374,533
TOTAL GERMANY		315,994,046
HONG KONG - 2.8%
Consumer Staples - 0.5%
Food Products - 0.5%
WH Group Ltd (c)(d)	15,071,455	14,495,568
Financials - 1.6%
Capital Markets - 0.9%
Futu Holdings Ltd Class A ADR	36,240	4,478,902
Hong Kong Exchanges & Clearing Ltd	428,900	22,882,097
		27,360,999
Insurance - 0.7%
AIA Group Ltd	2,768,232	24,826,086
TOTAL FINANCIALS		52,187,085

Industrials - 0.2%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	57,000	2,739,420
Machinery - 0.1%
Techtronic Industries Co Ltd	229,500	2,523,054
TOTAL INDUSTRIALS		5,262,474

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sun Hung Kai Properties Ltd	137,500	1,577,319
Utilities - 0.5%
Electric Utilities - 0.5%
CLP Holdings Ltd	1,954,500	16,457,742
TOTAL HONG KONG		89,980,188
IRELAND - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	27,144	3,175,848
ISRAEL - 0.8%
Financials - 0.2%
Banks - 0.2%
Bank Leumi Le-Israel BM	208,242	3,871,423
Mizrahi Tefahot Bank Ltd	19,261	1,255,170
		5,126,593
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	4,110	1,827,860
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (b)	110,942	17,579,869
TOTAL ISRAEL		24,534,322
ITALY - 2.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV (Italy)	4,067	1,993,420
Consumer Staples - 0.5%
Beverages - 0.5%
Coca-Cola HBC AG	318,116	16,610,620
Financials - 1.9%
Banks - 1.8%
Intesa Sanpaolo SpA	4,570,914	26,337,343
UniCredit SpA	431,235	28,908,759
		55,246,102
Financial Services - 0.0%
Banca Mediolanum SpA	28,559	491,832
Insurance - 0.1%
Generali	102,128	3,634,314
TOTAL FINANCIALS		59,372,248

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	81,019	4,559,948
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	169,702	1,610,397
TOTAL ITALY		84,146,633
JAPAN - 21.8%
Communication Services - 2.2%
Entertainment - 0.2%
Konami Group Corp	45,600	7,224,499
Interactive Media & Services - 0.3%
LY Corp	2,637,922	9,716,009
Wireless Telecommunication Services - 1.7%
KDDI Corp	1,276,200	21,978,237
SoftBank Group Corp	428,200	31,266,435
		53,244,672
TOTAL COMMUNICATION SERVICES		70,185,180

Consumer Discretionary - 3.1%
Automobile Components - 0.1%
Aisin Corp	184,200	2,362,538
Automobiles - 0.9%
Suzuki Motor Corp	1,373,300	16,622,075
Toyota Motor Corp	706,061	12,223,257
		28,845,332
Household Durables - 1.1%
Panasonic Holdings Corp	1,136,700	12,278,302
Sekisui House Ltd	35,300	780,250
Sony Group Corp	900,980	23,337,074
		36,395,626
Leisure Products - 0.5%
Bandai Namco Holdings Inc	425,800	15,289,829
Textiles, Apparel & Luxury Goods - 0.5%
Asics Corp	646,500	16,521,093
TOTAL CONSUMER DISCRETIONARY		99,414,418

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.0%
Seven & i Holdings Co Ltd	132,200	2,132,569
Food Products - 0.3%
Ajinomoto Co Inc	329,200	8,936,098
TOTAL CONSUMER STAPLES		11,068,667

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp (e)	1,116,500	15,700,236
Financials - 4.3%
Banks - 1.9%
Japan Post Bank Co Ltd	559,600	6,042,693
Mitsubishi UFJ Financial Group Inc	1,956,100	26,936,192
Mizuho Financial Group Inc	422,100	11,704,075
Sumitomo Mitsui Financial Group Inc	447,000	11,280,150
Sumitomo Mitsui Trust Group Inc	209,800	5,593,015
		61,556,125
Capital Markets - 0.9%
Daiwa Securities Group Inc	1,600,548	11,386,837
Nomura Holdings Inc	2,497,700	16,511,999
SBI Holdings Inc	36,200	1,264,442
		29,163,278
Financial Services - 0.1%
Mitsubishi HC Capital Inc	263,800	1,942,710
Insurance - 1.4%
Dai-ichi Life Holdings Inc	2,336,900	17,785,788
Japan Post Holdings Co Ltd	135,800	1,259,407
Sompo Holdings Inc	239,100	7,214,260
Tokio Marine Holdings Inc	401,400	17,033,821
		43,293,276
TOTAL FINANCIALS		135,955,389

Health Care - 1.7%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	19,184	2,285,348
Terumo Corp	283,400	5,215,166
		7,500,514
Pharmaceuticals - 1.5%
Astellas Pharma Inc	280,900	2,763,063
Daiichi Sankyo Co Ltd	730,300	17,065,098
Shionogi & Co Ltd	129,800	2,338,122
Takeda Pharmaceutical Co Ltd	771,500	23,706,729
		45,873,012
TOTAL HEALTH CARE		53,373,526

Industrials - 5.5%
Electrical Equipment - 0.2%
Mitsubishi Electric Corp	157,800	3,409,019
NIDEC CORP	112,200	2,185,487
		5,594,506
Ground Transportation - 0.4%
Central Japan Railway Co	595,500	13,365,203
Industrial Conglomerates - 0.5%
Hitachi Ltd	523,700	15,292,236
Machinery - 1.4%
Daifuku Co Ltd	99,500	2,571,709
FANUC Corp	358,900	9,819,562
Komatsu Ltd	598,400	19,684,184
Makita Corp	427,300	13,213,200
		45,288,655
Marine Transportation - 0.6%
Nippon Yusen KK	506,900	18,261,846
Professional Services - 0.9%
Recruit Holdings Co Ltd	461,500	27,352,540
Trading Companies & Distributors - 1.5%
Marubeni Corp	53,400	1,080,200
Mitsui & Co Ltd	919,200	18,811,030
Sumitomo Corp	528,600	13,688,062
Toyota Tsusho Corp	665,200	15,100,440
		48,679,732
TOTAL INDUSTRIALS		173,834,718

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.4%
Yokogawa Electric Corp	429,800	11,505,705
IT Services - 1.0%
Fujitsu Ltd	249,800	6,097,337
NEC Corp	708,500	20,757,345
Obic Co Ltd	159,800	6,226,435
		33,081,117
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp	286,300	21,183,476
Renesas Electronics Corp	627,200	7,791,818
SCREEN Holdings Co Ltd	158,600	12,951,884
Tokyo Electron Ltd	156,200	30,024,069
		71,951,247
TOTAL INFORMATION TECHNOLOGY		116,538,069

Materials - 0.2%
Chemicals - 0.1%
Mitsubishi Chemical Group Corp	559,000	2,942,412
Nippon Paint Holdings Co Ltd	116,900	941,661
		3,884,073
Metals & Mining - 0.1%
Nippon Steel Corp	194,400	3,689,422
TOTAL MATERIALS		7,573,495

Utilities - 0.3%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	96,200	1,189,766
Kansai Electric Power Co Inc/The	500	5,933
		1,195,699
Gas Utilities - 0.3%
Osaka Gas Co Ltd	37,300	956,556
Tokyo Gas Co Ltd	257,300	8,562,076
		9,518,632
TOTAL UTILITIES		10,714,331

TOTAL JAPAN		694,358,029
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	34,770	940,790
NETHERLANDS - 4.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Koninklijke KPN NV	3,356,406	16,352,414
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken Holding NV Class A	17,995	1,340,724
Food Products - 0.0%
JDE Peet's NV	45,004	1,285,022
TOTAL CONSUMER STAPLES		2,625,746

Financials - 1.4%
Banks - 0.8%
ABN AMRO Bank NV depository receipt (c)(d)	508,028	13,907,550
ING Groep NV	470,906	10,331,911
		24,239,461
Capital Markets - 0.0%
Euronext NV (c)(d)	5	855
Insurance - 0.6%
Aegon Ltd	232,984	1,687,279
NN Group NV	305,961	20,334,149
		22,021,428
TOTAL FINANCIALS		46,261,744

Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	2,483	1,368,679
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	28,412	683,080
TOTAL HEALTH CARE		2,051,759

Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	30	5,016
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
ASM International NV	25	16,002
ASML Holding NV	84,280	67,270,520
		67,286,522
TOTAL NETHERLANDS		134,583,201
NEW ZEALAND - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	980,619	3,526,644
NORWAY - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	96	1,492
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	592,983	15,007,834
Financials - 0.4%
Banks - 0.2%
DNB Bank ASA	229,430	6,341,568
Insurance - 0.2%
Gjensidige Forsikring ASA	272,734	6,910,755
TOTAL FINANCIALS		13,252,323

Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	354,257	13,737,063
TOTAL NORWAY		41,998,712
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	7	30
SINGAPORE - 2.3%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (b)	161,946	25,901,643
Financials - 1.0%
Banks - 0.8%
DBS Group Holdings Ltd	229,400	8,102,520
Oversea-Chinese Banking Corp Ltd	227,200	2,914,378
United Overseas Bank Ltd	505,155	14,302,462
		25,319,360
Capital Markets - 0.2%
Singapore Exchange Ltd	532,200	6,228,184
TOTAL FINANCIALS		31,547,544

Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	2,739,700	16,785,107
Real Estate - 0.0%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	228,200	480,987
TOTAL SINGAPORE		74,715,281
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American PLC	29,380	867,062
Valterra Platinum Ltd (United Kingdom)	15	659

TOTAL SOUTH AFRICA		867,721
SPAIN - 3.6%
Financials - 1.3%
Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA	358,333	5,510,494
Banco Bilbao Vizcaya Argentaria SA ADR	8	123
Banco Santander SA	4,502,320	37,267,750
		42,778,367
Industrials - 0.6%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	26,410	1,833,914
Transportation Infrastructure - 0.6%
Aena SME SA (c)(d)(e)	698,085	18,633,527
TOTAL INDUSTRIALS		20,467,441

Utilities - 1.7%
Electric Utilities - 1.7%
Endesa SA (e)	503,294	15,941,875
Iberdrola SA	1,852,038	35,538,397
		51,480,272
TOTAL SPAIN		114,726,080
SWEDEN - 2.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telia Co AB	1,204,289	4,324,081
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	90,667	1,324,896
TOTAL COMMUNICATION SERVICES		5,648,977

Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volvo Car AB (b)(e)	4,349,744	7,986,032
Financials - 0.7%
Banks - 0.6%
Svenska Handelsbanken AB A Shares	1,229,209	16,429,038
Swedbank AB A1 Shares	110,020	2,913,043
		19,342,081
Financial Services - 0.1%
Industrivarden AB A Shares	113,091	4,102,447
Industrivarden AB C Shares	19	686
		4,103,133
TOTAL FINANCIALS		23,445,214

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	40,118	1,222,083
Industrials - 0.5%
Construction & Engineering - 0.1%
Skanska AB B Shares	125,404	2,918,745
Machinery - 0.4%
Alfa Laval AB	61,246	2,575,195
Volvo AB B Shares	340,390	9,548,722
		12,123,917
TOTAL INDUSTRIALS		15,042,662

Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	2,009,644	17,192,929
Telefonaktiebolaget LM Ericsson Class B ADR	227,620	1,930,218
		19,123,147
TOTAL SWEDEN		72,468,115
SWITZERLAND - 4.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	5,717	1,076,824
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	235	3,953,935
Financials - 1.9%
Capital Markets - 0.9%
UBS Group AG	844,788	28,587,255
Insurance - 1.0%
Zurich Insurance Group AG	43,517	30,417,202
TOTAL FINANCIALS		59,004,457

Industrials - 1.8%
Electrical Equipment - 1.0%
ABB Ltd	541,152	32,266,559
Machinery - 0.2%
Schindler Holding AG	22,085	8,211,071
Professional Services - 0.6%
SGS SA	175,190	17,774,019
TOTAL INDUSTRIALS		58,251,649

Materials - 0.7%
Chemicals - 0.7%
Givaudan SA	4,566	22,103,480
Utilities - 0.1%
Electric Utilities - 0.1%
BKW AG	7,662	1,673,482
TOTAL SWITZERLAND		146,063,827
UNITED KINGDOM - 10.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	1,695,678	1,810,386
Vodafone Group PLC ADR	12	127
		1,810,513
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	225,301	7,629,430
Specialty Retail - 0.0%
Kingfisher PLC	4	16
TOTAL CONSUMER DISCRETIONARY		7,629,446

Consumer Staples - 2.7%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	29,372	2,723,372
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	4,143,469	22,824,069
Food Products - 0.0%
Associated British Foods PLC	4,847	136,923
Household Products - 0.0%
Reckitt Benckiser Group PLC	175	11,902
Personal Care Products - 0.4%
Unilever PLC	226,755	13,773,045
Tobacco - 1.5%
British American Tobacco PLC	153,581	7,300,453
British American Tobacco PLC ADR (e)	516,423	24,442,301
Imperial Brands PLC	360,948	14,254,248
		45,997,002
TOTAL CONSUMER STAPLES		85,466,313

Financials - 3.4%
Banks - 2.9%
Barclays PLC ADR	229,601	4,268,282
HSBC Holdings PLC	2,964,650	35,884,206
HSBC Holdings PLC ADR (e)	239,570	14,563,460
Lloyds Banking Group PLC	14,152,482	14,900,052
NatWest Group PLC	1,379,469	9,683,503
NatWest Group PLC ADR	277,061	3,920,413
Standard Chartered PLC	489,737	8,113,907
		91,333,823
Capital Markets - 0.3%
3i Group PLC	77,359	4,374,897
London Stock Exchange Group PLC	30,781	4,493,452
		8,868,349
Financial Services - 0.0%
M&G PLC	827,082	2,917,706
Insurance - 0.2%
Admiral Group PLC	109,581	4,918,615
Aviva PLC	376	3,196
		4,921,811
TOTAL FINANCIALS		108,041,689

Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC	222,592	30,920,740
Astrazeneca PLC ADR	277,763	19,410,078
		50,330,818
Industrials - 2.3%
Aerospace & Defense - 1.9%
BAE Systems PLC	920,390	23,833,538
Rolls-Royce Holdings PLC	2,711,286	36,010,654
		59,844,192
Industrial Conglomerates - 0.2%
DCC PLC	15,555	1,009,502
Smiths Group PLC	133,273	4,108,769
		5,118,271
Professional Services - 0.0%
RELX PLC ADR	16,590	901,501
Trading Companies & Distributors - 0.2%
Bunzl PLC	197,089	6,276,394
TOTAL INDUSTRIALS		72,140,358

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	25,980	1,141,166
Software - 0.3%
Sage Group PLC/The	445,106	7,640,240
TOTAL INFORMATION TECHNOLOGY		8,781,406

Utilities - 0.3%
Multi-Utilities - 0.3%
National Grid PLC	554,874	8,084,891
TOTAL UNITED KINGDOM		342,285,434
UNITED STATES - 9.3%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	22,644	17,375,646
Consumer Staples - 0.9%
Food Products - 0.9%
Nestle SA	290,622	28,873,568
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
BP PLC ADR	246,822	7,387,382
Shell PLC	900,248	31,554,249
		38,941,631
Health Care - 4.8%
Life Sciences Tools & Services - 0.5%
QIAGEN NV	364,566	17,557,676
Pharmaceuticals - 4.3%
GSK PLC	577,556	11,019,673
GSK PLC ADR	370,932	14,243,789
Novartis AG	457,100	55,402,744
Novartis AG ADR	7,277	880,589
Roche Holding AG	134,927	43,941,190
Roche Holding AG	9,885	3,426,019
Sanofi SA	53,302	5,161,727
		134,075,731
TOTAL HEALTH CARE		151,633,407

Industrials - 0.9%
Electrical Equipment - 0.9%
Schneider Electric SE	110,542	29,402,084
Materials - 1.0%
Construction Materials - 1.0%
Amrize Ltd	137,395	6,853,733
CRH PLC (United Kingdom)	151,897	13,994,615
Holcim AG	137,395	10,199,213
		31,047,561
TOTAL UNITED STATES		297,273,897
TOTAL COMMON STOCKS (Cost $2,618,948,191)		3,115,890,549

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Volkswagen AG	175,722	18,550,599
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	6,325	496,652
TOTAL GERMANY		19,047,251
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $21,065,611)		19,047,251

U.S. Treasury Obligations - 0.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/28/2025 (g)	4.27	3,200,000	3,177,702
US Treasury Bills 0% 8/7/2025	4.25	3,290,000	3,275,627
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,453,976)			6,453,329

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	38,507,624	38,515,325
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	40,839,501	40,843,586
TOTAL MONEY MARKET FUNDS (Cost $79,358,911)			79,358,911

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,725,826,689)	3,220,750,040
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(28,261,092)
NET ASSETS - 100.0%	3,192,488,948

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	300	Sep 2025	40,225,500	867,485	867,485

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,839,648 or 1.9% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $59,839,648 or 1.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,182,701.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,818,673	921,536,229	898,839,577	1,507,915	-	-	38,515,325	38,507,624	0.1%
Fidelity Securities Lending Cash Central Fund	10,015,523	355,680,952	324,852,889	316,123	-	-	40,843,586	40,839,501	0.1%
Total	25,834,196	1,277,217,181	1,223,692,466	1,824,038	-	-	79,358,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	171,679,231	171,679,231	-	-
Consumer Discretionary	247,816,534	247,816,534	-	-
Consumer Staples	199,742,997	199,742,997	-	-
Energy	107,621,900	107,621,900	-	-
Financials	795,055,952	795,055,952	-	-
Health Care	329,794,589	329,794,589	-	-
Industrials	645,742,034	645,742,034	-	-
Information Technology	275,757,325	275,757,325	-	-
Materials	203,755,307	203,755,307	-	-
Real Estate	8,663,934	8,663,934	-	-
Utilities	130,260,746	130,260,746	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	18,550,599	18,550,599	-	-
Consumer Staples	496,652	496,652	-	-

U.S. Treasury Obligations	6,453,329	-	6,453,329	-

Money Market Funds	79,358,911	79,358,911	-	-
Total Investments in Securities:	3,220,750,040	3,214,296,711	6,453,329	-
Derivative Instruments:

Assets
Futures Contracts	867,485	867,485	-	-
Total Assets	867,485	867,485	-	-
Total Derivative Instruments:	867,485	867,485	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	867,485	0
Total Equity Risk	867,485	0
Total Value of Derivatives	867,485	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced International ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $38,892,255) - See accompanying schedule:
Unaffiliated issuers (cost $2,646,467,778)	$3,141,391,129
Fidelity Central Funds (cost $79,358,911)	79,358,911

Total Investment in Securities (cost $2,725,826,689)		$3,220,750,040
Cash		1
Foreign currency held at value (cost $1,689,794)		1,707,965
Dividends receivable		3,818,581
Reclaims receivable		7,506,260
Interest receivable		1,246
Distributions receivable from Fidelity Central Funds		234,220
Receivable for daily variation margin on futures contracts		14,665
Total assets		3,234,032,978
Liabilities
Accrued management fee	$692,124
Other payables and accrued expenses	8,234
Collateral on securities loaned	40,843,672
Total liabilities		41,544,030
Net Assets		$3,192,488,948
Net Assets consist of:
Paid in capital		$2,798,973,305
Total accumulated earnings (loss)		393,515,643
Net Assets		$3,192,488,948
Net Asset Value, offering price and redemption price per share ($3,192,488,948 ÷ 96,179,106 shares)		$33.19
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$67,581,989
Interest	107,923
Income from Fidelity Central Funds (including $316,123 from security lending)	1,824,038
Income before foreign taxes withheld	$69,513,950
Less foreign taxes withheld	(3,222,928)
Total income	66,291,022
Expenses
Management fee	$5,558,713
Independent trustees' fees and expenses	7,384
Interest	1,543
Miscellaneous	-
Total expenses before reductions	5,567,640
Expense reductions	(429)
Total expenses after reductions	5,567,211
Net Investment income (loss)	60,723,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,643,872
Redemptions in-kind	132,522,540
Fidelity Central Funds	-
Foreign currency transactions	(333,910)
Futures contracts	(1,006,363)
Total net realized gain (loss)	162,826,139
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	221,623,553
Assets and liabilities in foreign currencies	766,954
Futures contracts	790,066
Total change in net unrealized appreciation (depreciation)	223,180,573
Net gain (loss)	386,006,712
Net increase (decrease) in net assets resulting from operations	$446,730,523
Statement of Changes in Net Assets

	Year ended June 30, 2025	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,723,811	$34,933,456	$40,722,351
Net realized gain (loss)	162,826,139	99,267,722	(32,079,780)
Change in net unrealized appreciation (depreciation)	223,180,573	58,817,853	261,209,693
Net increase (decrease) in net assets resulting from operations	446,730,523	193,019,031	269,852,264
Distributions to shareholders	(66,312,030)	(71,077,009)	(33,763,256)

Share transactions
Proceeds from sales of shares	1,753,603,267	229,678,767	600,539,896
Reinvestment of distributions	-	30,814,353	24,033,209
Cost of shares redeemed	(499,384,133)	(389,696,365)	(600,353,896)

Net increase (decrease) in net assets resulting from share transactions	1,254,219,134	(129,203,245)	24,219,209
Total increase (decrease) in net assets	1,634,637,627	(7,261,223)	260,308,217

Net Assets
Beginning of period	1,557,851,321	1,565,112,544	1,304,804,327
End of period	$3,192,488,948	$1,557,851,321	$1,565,112,544

Other Information
Shares
Sold	57,400,000	8,475,592	26,342,964
Issued in reinvestment of distributions	-	1,276,109	1,026,385
Redeemed	(16,300,000)	(15,496,865)	(25,639,395)
Net increase (decrease)	41,100,000	(5,745,164)	1,729,954

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced International ETF

Years ended June 30,	2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$28.28	$25.73	$22.08	$28.49	$22.68	$22.13
Income from Investment Operations
Net investment income (loss) D,E	.91	.65	.64	.76	.62	.47
Net realized and unrealized gain (loss)	4.88	3.19	3.58	(6.43)	5.61	.79
Total from investment operations	5.79	3.84	4.22	(5.67)	6.23	1.26
Distributions from net investment income	(.88)	(1.29)	(.57)	(.74)	(.42)	(.71)
Total distributions	(.88)	(1.29)	(.57)	(.74)	(.42)	(.71)
Net asset value, end of period	$33.19	$28.28	$25.73	$22.08	$28.49	$22.68
Total Return F,G,H	20.83%	15.53%	19.29%	(20.35)%	27.77%	5.55%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.28%	.36% K,L	.55%	.57%	.59%	.59%
Expenses net of fee waivers, if any	.28%	.36% K,L	.55%	.57%	.59%	.59%
Expenses net of all reductions, if any	.28%	.36% K,L	.55%	.57%	.59%	.59%
Net investment income (loss)	3.06%	2.95% K,L	2.69%	2.99%	2.32%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$3,192,489	$1,557,851	$1,565,113	$1,304,804	$1,679,091	$1,182,923
Portfolio turnover rate M	73 % N	109% L,N	105%	114%	82%	75%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KProxy expenses are not annualized.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Core ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	14,387	495,488
UNITED STATES - 99.0%
Communication Services - 11.7%
Diversified Telecommunication Services - 0.9%
AT&T Inc	822,878	23,814,089
Verizon Communications Inc	406,428	17,586,140
		41,400,229
Entertainment - 3.3%
Electronic Arts Inc	128,918	20,588,205
Netflix Inc (b)	57,465	76,953,105
ROBLOX Corp Class A (b)	116,323	12,237,180
Walt Disney Co/The	358,190	44,419,142
		154,197,632
Interactive Media & Services - 7.0%
Alphabet Inc Class A	514,029	90,587,331
Alphabet Inc Class C	546,576	96,957,117
Meta Platforms Inc Class A	190,125	140,329,361
		327,873,809
Media - 0.3%
Comcast Corp Class A	358,321	12,788,476
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	53,024	12,633,498
TOTAL COMMUNICATION SERVICES		548,893,644

Consumer Discretionary - 10.7%
Automobiles - 1.7%
Ford Motor Co	980,401	10,637,351
General Motors Co	49,677	2,444,605
Tesla Inc (b)	210,653	66,916,032
		79,997,988
Broadline Retail - 4.2%
Amazon.com Inc (b)	897,682	196,942,455
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	43	5,691
Booking Holdings Inc	1,052	6,090,280
Carnival Corp (b)	234,355	6,590,063
DoorDash Inc Class A (b)	131,330	32,374,158
Expedia Group Inc Class A	144,391	24,355,874
Global Business Travel Group I Class A (b)(c)	316,520	1,994,076
International Game Technology PLC	179,156	2,832,456
McDonald's Corp	44,542	13,013,836
		87,256,434
Household Durables - 0.2%
Garmin Ltd	49,487	10,328,927
M/I Homes Inc (b)	2	224
Meritage Homes Corp	6,929	464,035
Toll Brothers Inc	5,048	576,128
		11,369,314
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (b)	40,035	3,316,899
Bath & Body Works Inc	183,000	5,482,680
Best Buy Co Inc	117,054	7,857,835
Carvana Co Class A (b)	31,961	10,769,579
Gap Inc/The	370,858	8,088,413
Home Depot Inc/The	150,967	55,350,541
Lowe's Cos Inc	43,802	9,718,350
TJX Cos Inc/The	170,433	21,046,771
Ulta Beauty Inc (b)	8,137	3,806,651
		125,437,719
TOTAL CONSUMER DISCRETIONARY		501,003,910

Consumer Staples - 3.5%
Beverages - 0.1%
Coca-Cola Co/The	32,768	2,318,335
PepsiCo Inc	20,752	2,740,094
		5,058,429
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	34,117	33,773,783
Walmart Inc	395,332	38,655,563
		72,429,346
Food Products - 0.2%
Tyson Foods Inc Class A	147,704	8,262,562
Household Products - 0.6%
Procter & Gamble Co/The	190,383	30,331,820
Tobacco - 1.0%
Philip Morris International Inc	268,198	48,846,902
TOTAL CONSUMER STAPLES		164,929,059

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	96,302	23,451,463
Devon Energy Corp	56,019	1,781,964
EOG Resources Inc	243,756	29,155,655
Exxon Mobil Corp	182,593	19,683,525
Marathon Petroleum Corp	98,926	16,432,598
Occidental Petroleum Corp	4,869	204,547
Williams Cos Inc/The	488,283	30,669,056
		121,378,808
Financials - 14.7%
Banks - 3.3%
Bank of America Corp	900,169	42,595,997
JPMorgan Chase & Co	301,606	87,438,596
PNC Financial Services Group Inc/The	96,039	17,903,590
US Bancorp	70,940	3,210,035
Wells Fargo & Co	26,485	2,121,978
		153,270,196
Capital Markets - 3.7%
Cboe Global Markets Inc	24,307	5,668,635
Charles Schwab Corp/The	378,679	34,550,673
CME Group Inc Class A	82,419	22,716,325
Goldman Sachs Group Inc/The	43,589	30,850,115
Intercontinental Exchange Inc	80,036	14,684,205
Morgan Stanley	194,626	27,415,018
Morningstar Inc	11,611	3,645,041
MSCI Inc	10	5,767
S&P Global Inc	40,891	21,561,415
State Street Corp	15,264	1,623,174
T Rowe Price Group Inc (c)	86,167	8,315,116
		171,035,484
Consumer Finance - 0.5%
Capital One Financial Corp	14,611	3,108,636
Synchrony Financial	283,479	18,919,389
		22,028,025
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (b)	207,805	100,945,435
Fiserv Inc (b)	53,242	9,179,453
Global Payments Inc	151,774	12,147,991
Mastercard Inc Class A	113,399	63,723,434
MGIC Investment Corp	34,161	951,042
PayPal Holdings Inc (b)	275,746	20,493,443
Visa Inc Class A	108,217	38,422,446
		245,863,244
Insurance - 1.9%
Allstate Corp/The	109,823	22,108,468
Cincinnati Financial Corp	38,642	5,754,567
Markel Group Inc (b)	3,803	7,595,960
Progressive Corp/The	135,955	36,280,951
Prudential Financial Inc	51,907	5,576,888
Travelers Companies Inc/The	45,748	12,239,420
		89,556,254
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp	470,323	5,309,946
TOTAL FINANCIALS		687,063,149

Health Care - 10.0%
Biotechnology - 2.6%
AbbVie Inc	276,160	51,260,819
Biogen Inc (b)	90,381	11,350,950
Exelixis Inc (b)	198,219	8,736,502
Gilead Sciences Inc	315,164	34,942,233
Incyte Corp (b)	155,022	10,556,998
PTC Therapeutics Inc (b)	77,128	3,766,932
		120,614,434
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	65,174	8,864,316
Becton Dickinson & Co	63,144	10,876,554
Boston Scientific Corp (b)	350,180	37,612,834
Intuitive Surgical Inc (b)	3,268	1,775,864
STERIS PLC	18,611	4,470,734
		63,600,302
Health Care Providers & Services - 2.3%
Cardinal Health Inc	145,382	24,424,176
Centene Corp (b)	242,726	13,175,167
Cigna Group/The	10,355	3,423,156
CVS Health Corp	181,869	12,545,324
Elevance Health Inc	33,442	13,007,600
Humana Inc	108,036	26,412,641
Tenet Healthcare Corp (b)	24,556	4,321,856
UnitedHealth Group Inc	36,271	11,315,464
		108,625,384
Health Care Technology - 0.4%
Veeva Systems Inc Class A (b)	82,589	23,783,980
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	638,913	29,575,283
Eli Lilly & Co	40,212	31,346,460
Johnson & Johnson	130,481	19,930,973
Merck & Co Inc	507,816	40,198,715
Pfizer Inc	1,336,960	32,407,910
		153,459,341
TOTAL HEALTH CARE		470,083,441

Industrials - 9.7%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	14,797	12,251,028
Curtiss-Wright Corp	11,014	5,380,890
GE Aerospace	113,332	29,170,523
General Dynamics Corp	51,432	15,000,657
HEICO Corp	13,029	4,273,512
Howmet Aerospace Inc	69,672	12,968,049
Lockheed Martin Corp	64,579	29,909,119
		108,953,778
Air Freight & Logistics - 0.6%
FedEx Corp	120,458	27,381,308
Building Products - 1.1%
Allegion plc	123,203	17,756,016
Trane Technologies PLC	75,630	33,081,319
		50,837,335
Commercial Services & Supplies - 0.6%
Cintas Corp	135,598	30,220,726
Waste Management Inc	1	229
		30,220,955
Construction & Engineering - 0.3%
Valmont Industries Inc	37,483	12,240,823
Ground Transportation - 2.4%
CSX Corp	603,563	19,694,261
Lyft Inc Class A (b)	1,503,168	23,689,928
Uber Technologies Inc (b)	450,536	42,035,009
Union Pacific Corp	104,312	24,000,105
		109,419,303
Industrial Conglomerates - 0.7%
Honeywell International Inc	147,106	34,258,045
Machinery - 0.2%
Caterpillar Inc	18,507	7,184,603
SPX Technologies Inc (b)	15,808	2,650,685
		9,835,288
Passenger Airlines - 0.1%
SkyWest Inc (b)	36,169	3,724,322
Professional Services - 1.0%
Automatic Data Processing Inc	48,918	15,086,311
Dun & Bradstreet Holdings Inc	399,913	3,635,209
Leidos Holdings Inc	156,298	24,657,573
Maximus Inc	45,667	3,205,823
		46,584,916
Trading Companies & Distributors - 0.4%
Rush Enterprises Inc Class A	33,913	1,746,859
WW Grainger Inc	18,577	19,324,538
		21,071,397
TOTAL INDUSTRIALS		454,527,470

Information Technology - 31.8%
Communications Equipment - 1.1%
Arista Networks Inc	3	307
Cisco Systems Inc	463,134	32,132,237
Motorola Solutions Inc	42,795	17,993,586
		50,126,130
Electronic Equipment, Instruments & Components - 0.3%
Itron Inc (b)	107,963	14,211,169
IT Services - 0.3%
Gartner Inc (b)	25,478	10,298,717
IBM Corporation	1,437	423,599
Kyndryl Holdings Inc (b)	123,109	5,165,654
		15,887,970
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices Inc (b)	71,232	10,107,821
Analog Devices Inc	59,458	14,152,193
Applied Materials Inc	211,625	38,742,189
Broadcom Inc	504,725	139,127,446
Cirrus Logic Inc (b)	116,949	12,192,518
Credo Technology Group Holding Ltd (b)	3,010	278,696
KLA Corp	3,423	3,066,118
Lam Research Corp	2	194
NVIDIA Corp	2,323,921	367,156,279
QUALCOMM Inc	248,464	39,570,377
		624,393,831
Software - 10.1%
Adobe Inc (b)	96,734	37,424,450
Alarm.com Holdings Inc (b)(c)	187,836	10,625,883
Autodesk Inc (b)	49,214	15,235,178
Commvault Systems Inc (b)	2	349
Dropbox Inc Class A (b)	115,637	3,307,218
Fortinet Inc (b)	98,184	10,380,012
Microsoft Corp	623,843	310,305,747
Oracle Corp	25,333	5,538,554
Palantir Technologies Inc Class A (b)	25,455	3,470,026
Salesforce Inc	169,386	46,189,868
Servicenow Inc (b)	1,805	1,855,684
Teradata Corp (b)	348,775	7,781,170
Zoom Communications Inc Class A (b)	247,141	19,272,055
		471,386,194
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,435,633	294,548,823
NetApp Inc	39,083	4,164,293
Western Digital Corp	228,325	14,610,517
		313,323,633
TOTAL INFORMATION TECHNOLOGY		1,489,328,927

Materials - 2.3%
Chemicals - 1.1%
Axalta Coating Systems Ltd (b)	10	297
Balchem Corp	44,027	7,009,098
DuPont de Nemours Inc	24,653	1,690,949
Ecolab Inc	110,245	29,704,413
Linde PLC	31,938	14,984,671
		53,389,428
Construction Materials - 0.4%
CRH PLC	189,459	17,392,336
Containers & Packaging - 0.4%
Amcor PLC	1,502,296	13,806,100
Crown Holdings Inc	37,962	3,909,327
		17,715,427
Metals & Mining - 0.4%
Commercial Metals Co	15,492	757,714
Newmont Corp	311,635	18,155,855
		18,913,569
TOTAL MATERIALS		107,410,760

Real Estate - 1.2%
Health Care REITs - 0.2%
CareTrust REIT Inc	250,542	7,666,585
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	104,909	658,828
Specialized REITs - 1.0%
American Tower Corp	80,154	17,715,637
Digital Realty Trust Inc	64,814	11,299,025
Equinix Inc	17,621	14,016,977
Extra Space Storage Inc	40,716	6,003,167
		49,034,806
TOTAL REAL ESTATE		57,360,219

Utilities - 0.8%
Electric Utilities - 0.7%
Exelon Corp	79,231	3,440,210
NextEra Energy Inc	378,127	26,249,576
		29,689,786
Multi-Utilities - 0.1%
Avista Corp	13,010	493,730
Black Hills Corp	3,842	215,536
Sempra	82,277	6,234,128
		6,943,394
TOTAL UTILITIES		36,633,180

TOTAL UNITED STATES		4,638,612,567
TOTAL COMMON STOCKS (Cost $3,813,999,121)		4,639,108,055

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (e)	4.26	1,880,000	1,876,541
US Treasury Bills 0% 7/24/2025 (e)	4.23 to 4.25	760,000	757,978
US Treasury Bills 0% 8/21/2025 (e)	4.28	290,000	288,226
US Treasury Bills 0% 8/7/2025 (e)	4.26 to 4.32	200,000	199,126
US Treasury Bills 0% 9/11/2025 (e)	4.29 to 4.30	70,000	69,405
US Treasury Bills 0% 9/18/2025 (e)	4.24 to 4.26	160,000	158,519
US Treasury Bills 0% 9/4/2025 (e)	4.28 to 4.29	330,000	327,462
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,677,230)			3,677,257

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	40,230,290	40,238,336
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	827,292	827,375
TOTAL MONEY MARKET FUNDS (Cost $41,065,711)			41,065,711

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,858,742,062)	4,683,851,023
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,314,277
NET ASSETS - 100.0%	4,685,165,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	128	Sep 2025	40,024,000	1,079,970	1,079,970

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,833,811.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,491,496	555,204,295	538,457,455	1,548,020	-	-	40,238,336	40,230,290	0.1%
Fidelity Securities Lending Cash Central Fund	562,500	157,404,345	157,139,470	2,358	-	-	827,375	827,292	0.0%
Total	24,053,996	712,608,640	695,596,925	1,550,378	-	-	41,065,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	548,893,644	548,893,644	-	-
Consumer Discretionary	501,003,910	501,003,910	-	-
Consumer Staples	164,929,059	164,929,059	-	-
Energy	121,874,296	121,874,296	-	-
Financials	687,063,149	687,063,149	-	-
Health Care	470,083,441	470,083,441	-	-
Industrials	454,527,470	454,527,470	-	-
Information Technology	1,489,328,927	1,489,328,927	-	-
Materials	107,410,760	107,410,760	-	-
Real Estate	57,360,219	57,360,219	-	-
Utilities	36,633,180	36,633,180	-	-

U.S. Treasury Obligations	3,677,257	-	3,677,257	-

Money Market Funds	41,065,711	41,065,711	-	-
Total Investments in Securities:	4,683,851,023	4,680,173,766	3,677,257	-
Derivative Instruments:

Assets
Futures Contracts	1,079,970	1,079,970	-	-
Total Assets	1,079,970	1,079,970	-	-
Total Derivative Instruments:	1,079,970	1,079,970	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,079,970	0
Total Equity Risk	1,079,970	0
Total Value of Derivatives	1,079,970	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Core ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $3,871,830) - See accompanying schedule:
Unaffiliated issuers (cost $3,817,676,351)	$4,642,785,312
Fidelity Central Funds (cost $41,065,711)	41,065,711

Total Investment in Securities (cost $3,858,742,062)		$4,683,851,023
Cash		69,480
Receivable for fund shares sold		6,898,289
Dividends receivable		2,259,349
Distributions receivable from Fidelity Central Funds		156,148
Receivable for daily variation margin on futures contracts		192,000
Other receivables		4,265
Total assets		4,693,430,554
Liabilities
Payable for investments purchased	$6,768,748
Accrued management fee	669,131
Collateral on securities loaned	827,375
Total liabilities		8,265,254
Net Assets		$4,685,165,300
Net Assets consist of:
Paid in capital		$4,052,874,317
Total accumulated earnings (loss)		632,290,983
Net Assets		$4,685,165,300
Net Asset Value, offering price and redemption price per share ($4,685,165,300 ÷ 135,835,453 shares)		$34.49
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$51,072,028
Interest	175,028
Income from Fidelity Central Funds (including $2,358 from security lending)	1,550,378
Total income	52,797,434
Expenses
Management fee	$7,153,740
Independent trustees' fees and expenses	15,253
Interest	-
Miscellaneous	19,178
Total expenses before reductions	7,188,171
Expense reductions	(1,474)
Total expenses after reductions	7,186,697
Net Investment income (loss)	45,610,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(128,386,977)
Redemptions in-kind	507,599,694
Fidelity Central Funds	-
Futures contracts	(1,338,433)
Total net realized gain (loss)	377,874,284
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	55,736,617
Futures contracts	1,005,131
Total change in net unrealized appreciation (depreciation)	56,741,748
Net gain (loss)	434,616,032
Net increase (decrease) in net assets resulting from operations	$480,226,769
Statement of Changes in Net Assets

	Year ended June 30, 2025	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,610,737	$22,083,441	$24,807,007
Net realized gain (loss)	377,874,284	209,030,464	(3,624,422)
Change in net unrealized appreciation (depreciation)	56,741,748	246,834,439	223,258,386
Net increase (decrease) in net assets resulting from operations	480,226,769	477,948,344	244,440,971
Distributions to shareholders	(45,512,986)	(35,565,387)	(22,292,999)

Share transactions
Proceeds from sales of shares	2,992,296,321	1,442,966,046	629,039,473
Reinvestment of distributions	-	16,466,045	18,530,259
Cost of shares redeemed	(1,653,079,179)	(1,038,895,541)	(1,283,514,169)

Net increase (decrease) in net assets resulting from share transactions	1,339,217,142	420,536,550	(635,944,437)
Total increase (decrease) in net assets	1,773,930,925	862,919,507	(413,796,465)

Net Assets
Beginning of period	2,911,234,375	2,048,314,868	2,462,111,333
End of period	$4,685,165,300	$2,911,234,375	$2,048,314,868

Other Information
Shares
Sold	92,700,000	50,966,892	27,859,340
Issued in reinvestment of distributions	-	676,837	875,246
Redeemed	(52,100,000)	(38,273,623)	(58,631,055)
Net increase (decrease)	40,600,000	13,370,106	(29,896,469)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Core ETF

Years ended June 30,	2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$30.57	$25.02	$22.03	$27.89	$21.60	$18.13
Income from Investment Operations
Net investment income (loss) D,E	.37	.27	.29	.29	.26	.29
Net realized and unrealized gain (loss)	3.91	5.71	2.96	(2.48)	6.55	3.64
Total from investment operations	4.28	5.98	3.25	(2.19)	6.81	3.93
Distributions from net investment income	(.36)	(.43)	(.18)	(.43)	(.26)	(.31)
Distributions from net realized gain	-	-	(.10)	(3.24)	(.26)	(.15)
Total distributions	(.36)	(.43)	(.26) F	(3.67)	(.52)	(.46)
Net asset value, end of period	$34.49	$30.57	$25.02	$22.03	$27.89	$21.60
Total Return G,H,I	14.07%	24.20%	15.01%	(9.41)%	32.14%	21.97%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.18%	.24% L,M	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.23% L,M	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.23% L,M	.39%	.39%	.39%	.39%
Net investment income (loss)	1.15%	1.20% L,M	1.26%	1.18%	1.09%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,685,165	$2,911,234	$2,048,315	$2,462,111	$1,508,781	$1,087,245
Portfolio turnover rate N	77 % O	58% L,O	105%	104%	83%	63%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Growth ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	125,325	4,857,597
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	114,664	3,949,028
UNITED STATES - 97.9%
Communication Services - 12.7%
Entertainment - 3.5%
Electronic Arts Inc	48,440	7,735,868
Netflix Inc (b)	66,904	89,593,154
ROBLOX Corp Class A (b)	258,315	27,174,738
Spotify Technology SA (b)	5,534	4,246,459
		128,750,219
Interactive Media & Services - 9.2%
Alphabet Inc Class A	473,018	83,359,962
Alphabet Inc Class C	489,435	86,820,875
Meta Platforms Inc Class A	231,041	170,529,052
		340,709,889
TOTAL COMMUNICATION SERVICES		469,460,108

Consumer Discretionary - 15.5%
Automobiles - 3.2%
Tesla Inc (b)	374,295	118,898,550
Broadline Retail - 5.7%
Amazon.com Inc (b)	951,601	208,771,743
Diversified Consumer Services - 0.5%
Duolingo Inc Class A (b)	43,425	17,805,119
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings Inc	7,037	40,738,882
DoorDash Inc Class A (b)	116,734	28,776,098
Dutch Bros Inc Class A (b)	13,299	909,253
Expedia Group Inc Class A	120,479	20,322,398
Global Business Travel Group I Class A (b)	33	208
Life Time Group Holdings Inc (b)	9,937	301,389
		91,048,228
Household Durables - 0.4%
Garmin Ltd	76,097	15,882,965
Specialty Retail - 3.2%
Abercrombie & Fitch Co Class A (b)	137,408	11,384,253
Bath & Body Works Inc	135,891	4,071,294
Carvana Co Class A (b)	52,535	17,702,194
Home Depot Inc/The	144,458	52,964,081
TJX Cos Inc/The	221,280	27,325,867
Ulta Beauty Inc (b)	5,868	2,745,168
		116,192,857
TOTAL CONSUMER DISCRETIONARY		568,599,462

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The	19,463	1,377,007
PepsiCo Inc	52,750	6,965,110
		8,342,117
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp	35,784	35,424,013
Tobacco - 0.1%
Philip Morris International Inc	31,160	5,675,171
TOTAL CONSUMER STAPLES		49,441,301

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Inc	87,410	21,286,084
Texas Pacific Land Corp	590	623,270
Williams Cos Inc/The	888	55,775
		21,965,129
Financials - 5.3%
Capital Markets - 1.2%
Charles Schwab Corp/The	134,395	12,262,200
Morningstar Inc	31,609	9,923,013
MSCI Inc	37,404	21,572,383
		43,757,596
Financial Services - 3.5%
Fiserv Inc (b)	1,806	311,372
Mastercard Inc Class A	129,207	72,606,582
Visa Inc Class A	158,652	56,329,393
		129,247,347
Insurance - 0.6%
Palomar Hldgs Inc (b)	12,457	1,921,492
Progressive Corp/The	79,337	21,171,872
		23,093,364
TOTAL FINANCIALS		196,098,307

Health Care - 7.1%
Biotechnology - 2.9%
AbbVie Inc	186,129	34,549,265
Exelixis Inc (b)	451,617	19,905,019
Gilead Sciences Inc	162,890	18,059,614
Incyte Corp (b)	265,512	18,081,367
Insmed Inc (b)	3,000	301,920
Natera Inc (b)	26,108	4,410,686
PTC Therapeutics Inc (b)	156,612	7,648,930
TG Therapeutics Inc (b)	67,820	2,440,842
		105,397,643
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp (b)	174,741	18,768,931
Insulet Corp (b)	33,721	10,594,464
Intuitive Surgical Inc (b)	8,511	4,624,962
		33,988,357
Health Care Providers & Services - 0.2%
Cardinal Health Inc	37,882	6,364,176
UnitedHealth Group Inc	6,054	1,888,666
		8,252,842
Life Sciences Tools & Services - 0.4%
Illumina Inc (b)(c)	161,609	15,419,115
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	365,469	16,917,560
Eli Lilly & Co	78,825	61,446,453
Merck & Co Inc	251,233	19,887,604
		98,251,617
TOTAL HEALTH CARE		261,309,574

Industrials - 5.7%
Aerospace & Defense - 1.3%
Axon Enterprise Inc (b)	33,428	27,676,378
GE Aerospace	58,349	15,018,449
Loar Holdings Inc (b)	21,775	1,876,352
Lockheed Martin Corp	3,941	1,825,235
StandardAero Inc	90,972	2,879,264
		49,275,678
Building Products - 0.7%
Allegion plc	12,786	1,842,718
Johnson Controls International plc	18,400	1,943,408
Trane Technologies PLC	50,651	22,155,254
		25,941,380
Commercial Services & Supplies - 0.7%
Cintas Corp	119,756	26,690,020
Construction & Engineering - 0.0%
Valmont Industries Inc	1,281	418,336
Ground Transportation - 2.3%
Lyft Inc Class A (b)	1,210,024	19,069,978
Uber Technologies Inc (b)	455,050	42,456,165
Union Pacific Corp	92,176	21,207,854
		82,733,997
Industrial Conglomerates - 0.0%
Honeywell International Inc	3,623	843,724
Professional Services - 0.1%
Leidos Holdings Inc	13,172	2,078,015
Trading Companies & Distributors - 0.6%
WW Grainger Inc	20,816	21,653,636
TOTAL INDUSTRIALS		209,634,786

Information Technology - 48.8%
Communications Equipment - 0.0%
Arista Networks Inc	456	46,653
Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp Class A (b)	37,878	11,680,060
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices Inc (b)	119,777	16,996,356
Applied Materials Inc	136,406	24,971,846
Broadcom Inc	613,084	168,996,605
Cirrus Logic Inc (b)	79,168	8,253,660
Credo Technology Group Holding Ltd (b)	56,826	5,261,519
KLA Corp	16,364	14,657,889
NVIDIA Corp	2,986,796	471,883,901
QUALCOMM Inc	156,283	24,889,631
		735,911,407
Software - 18.6%
Adobe Inc (b)	96,910	37,492,541
Atlassian Corp Class A (b)	107,989	21,931,486
Autodesk Inc (b)	85,588	26,495,477
Clearwater Analytics Holdings Inc Class A (b)	124,168	2,723,004
Commvault Systems Inc (b)	7,006	1,221,356
Dropbox Inc Class A (b)	454,474	12,997,956
Fortinet Inc (b)	234,371	24,777,702
HubSpot Inc (b)	18,306	10,189,669
Intuit Inc	15,710	12,373,667
Microsoft Corp	887,606	441,504,100
Oracle Corp	111,769	24,436,056
Palantir Technologies Inc Class A (b)	161,908	22,071,299
Salesforce Inc	86,086	23,474,791
Servicenow Inc (b)	20,271	20,840,210
Tenable Holdings Inc (b)	91,384	3,086,952
Teradata Corp (b)	360	8,032
		685,624,298
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	1,770,695	363,293,493
TOTAL INFORMATION TECHNOLOGY		1,796,555,911

Materials - 0.8%
Chemicals - 0.6%
Ecolab Inc	82,795	22,308,285
Metals & Mining - 0.2%
Royal Gold Inc	49,372	8,780,316
TOTAL MATERIALS		31,088,601

Real Estate - 0.1%
Health Care REITs - 0.1%
CareTrust REIT Inc	94,707	2,898,034
TOTAL UNITED STATES		3,607,051,213
TOTAL COMMON STOCKS (Cost $2,181,586,155)		3,615,857,838

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e)	4.28	720,000	715,595
US Treasury Bills 0% 8/7/2025 (e)	4.27	1,940,000	1,931,525
US Treasury Bills 0% 9/4/2025 (e)	4.28	2,480,000	2,460,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,108,299)			5,108,050

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	74,083,656	74,098,473
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	1,044,796	1,044,900
TOTAL MONEY MARKET FUNDS (Cost $75,143,373)			75,143,373

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,261,837,827)	3,696,109,261
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,657,791)
NET ASSETS - 100.0%	3,687,451,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	209	Sep 2025	65,351,688	1,137,099	1,137,099

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,490,757.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,135,313	660,269,776	631,306,616	1,315,994	-	-	74,098,473	74,083,656	0.1%
Fidelity Securities Lending Cash Central Fund	5,211,375	127,920,693	132,087,168	900	-	-	1,044,900	1,044,796	0.0%
Total	50,346,688	788,190,469	763,393,784	1,316,894	-	-	75,143,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	469,460,108	469,460,108	-	-
Consumer Discretionary	573,457,059	573,457,059	-	-
Consumer Staples	49,441,301	49,441,301	-	-
Energy	25,914,157	25,914,157	-	-
Financials	196,098,307	196,098,307	-	-
Health Care	261,309,574	261,309,574	-	-
Industrials	209,634,786	209,634,786	-	-
Information Technology	1,796,555,911	1,796,555,911	-	-
Materials	31,088,601	31,088,601	-	-
Real Estate	2,898,034	2,898,034	-	-

U.S. Treasury Obligations	5,108,050	-	5,108,050	-

Money Market Funds	75,143,373	75,143,373	-	-
Total Investments in Securities:	3,696,109,261	3,691,001,211	5,108,050	-
Derivative Instruments:

Assets
Futures Contracts	1,137,099	1,137,099	-	-
Total Assets	1,137,099	1,137,099	-	-
Total Derivative Instruments:	1,137,099	1,137,099	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,137,099	0
Total Equity Risk	1,137,099	0
Total Value of Derivatives	1,137,099	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Growth ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $1,030,428) - See accompanying schedule:
Unaffiliated issuers (cost $2,186,694,454)	$3,620,965,888
Fidelity Central Funds (cost $75,143,373)	75,143,373

Total Investment in Securities (cost $2,261,837,827)		$3,696,109,261
Cash		545
Receivable for investments sold		791,960
Dividends receivable		774,464
Distributions receivable from Fidelity Central Funds		130,779
Receivable for daily variation margin on futures contracts		308,902
Total assets		3,698,115,911
Liabilities
Payable for investments purchased	$9,089,271
Accrued management fee	530,270
Collateral on securities loaned	1,044,900
Total liabilities		10,664,441
Net Assets		$3,687,451,470
Net Assets consist of:
Paid in capital		$2,350,667,292
Total accumulated earnings (loss)		1,336,784,178
Net Assets		$3,687,451,470
Net Asset Value, offering price and redemption price per share ($3,687,451,470 ÷ 99,618,998 shares)		$37.02
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$19,510,462
Interest	169,320
Income from Fidelity Central Funds (including $900 from security lending)	1,316,894
Total income	20,996,676
Expenses
Management fee	$5,510,653
Independent trustees' fees and expenses	12,050
Interest	2,400
Miscellaneous	-
Total expenses before reductions	5,525,103
Expense reductions	(778)
Total expenses after reductions	5,524,325
Net Investment income (loss)	15,472,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(94,704,842)
Redemptions in-kind	356,934,910
Fidelity Central Funds	-
Foreign currency transactions	-
Futures contracts	(2,198,245)
Total net realized gain (loss)	260,031,823
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	167,602,688
Futures contracts	1,101,880
Total change in net unrealized appreciation (depreciation)	168,704,568
Net gain (loss)	428,736,391
Net increase (decrease) in net assets resulting from operations	$444,208,742
Statement of Changes in Net Assets

	Year ended June 30, 2025	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,472,351	$11,344,510	$14,345,783
Net realized gain (loss)	260,031,823	260,568,152	46,418,406
Change in net unrealized appreciation (depreciation)	168,704,568	368,592,605	358,739,553
Net increase (decrease) in net assets resulting from operations	444,208,742	640,505,267	419,503,742
Distributions to shareholders	(15,582,492)	(21,679,293)	(10,050,462)

Share transactions
Proceeds from sales of shares	1,852,251,673	1,183,970,024	1,206,466,982
Reinvestment of distributions	-	11,773,276	8,894,596
Cost of shares redeemed	(1,280,331,656)	(1,496,108,622)	(882,002,420)

Net increase (decrease) in net assets resulting from share transactions	571,920,017	(300,365,322)	333,359,158
Total increase (decrease) in net assets	1,000,546,267	318,460,652	742,812,438

Net Assets
Beginning of period	2,686,905,203	2,368,444,551	1,625,632,113
End of period	$3,687,451,470	$2,686,905,203	$2,368,444,551

Other Information
Shares
Sold	54,500,000	41,974,709	56,403,387
Issued in reinvestment of distributions	-	488,957	467,755
Redeemed	(38,200,000)	(55,500,883)	(39,305,302)
Net increase (decrease)	16,300,000	(13,037,217)	17,565,840

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Growth ETF

Years ended June 30,	2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$32.25	$24.58	$20.64	$28.47	$23.10	$16.82
Income from Investment Operations
Net investment income (loss) D,E	.17	.14	.15	.12	.12	.13
Net realized and unrealized gain (loss)	4.77	7.78	3.91	(4.19)	6.34	6.72
Total from investment operations	4.94	7.92	4.06	(4.07)	6.46	6.85
Distributions from net investment income	(.17)	(.24)	(.12)	(.12)	(.13)	(.15)
Distributions from net realized gain	-	(.01)	-	(3.64)	(.96)	(.42)
Total distributions	(.17)	(.25)	(.12)	(3.76)	(1.09)	(.57)
Net asset value, end of period	$37.02	$32.25	$24.58	$20.64	$28.47	$23.10
Total Return F,G,H	15.35%	32.45%	19.85%	(16.70)%	29.08%	41.73%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18%	.24% K,L	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.24% K,L	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.24% K,L	.39%	.39%	.39%	.39%
Net investment income (loss)	.51%	.60% K,L	.71%	.52%	.47%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,687,451	$2,686,905	$2,368,445	$1,625,632	$1,784,746	$1,417,537
Portfolio turnover rate M	60 % N	58% L,N	108%	101%	84%	69%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KProxy expenses are not annualized.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Large Cap Value ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	117,211	2,367,662
IRELAND - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Accenture PLC Class A	16,626	4,969,345
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	9,854	1,086,009
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	140,877	4,851,804
UNITED STATES - 99.1%
Communication Services - 7.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc	710,853	20,572,086
Verizon Communications Inc	372,211	16,105,570
		36,677,656
Entertainment - 2.1%
Electronic Arts Inc	59,558	9,511,413
Netflix Inc (b)	3,909	5,234,659
Playtika Holding Corp	80,655	381,498
ROBLOX Corp Class A (b)	30,007	3,156,736
Walt Disney Co/The	252,547	31,318,354
		49,602,660
Interactive Media & Services - 2.5%
Alphabet Inc Class A	169,650	29,897,420
Alphabet Inc Class C	69,000	12,239,910
Angi Inc Class A (b)(c)	60,782	927,533
Meta Platforms Inc Class A	16,469	12,155,604
		55,220,467
Media - 1.0%
Comcast Corp Class A	526,197	18,779,971
DoubleVerify Holdings Inc (b)	27,160	406,585
News Corp Class A	47,351	1,407,272
News Corp Class B (c)	31,386	1,076,853
Sirius XM Holdings Inc (c)	83,369	1,914,986
		23,585,667
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	33,940	8,086,544
TOTAL COMMUNICATION SERVICES		173,172,994

Consumer Discretionary - 7.8%
Automobile Components - 0.1%
BorgWarner Inc	81,781	2,738,028
Lear Corp	5,188	492,756
		3,230,784
Automobiles - 0.3%
Ford Motor Co	597,752	6,485,609
Broadline Retail - 1.7%
Amazon.com Inc (b)	160,031	35,109,201
eBay Inc	26,072	1,941,321
Macy's Inc (c)	117,001	1,364,232
		38,414,754
Diversified Consumer Services - 0.0%
ADT Inc	159,388	1,350,016
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	6,172	816,802
Carnival Corp (b)	151,809	4,268,869
Darden Restaurants Inc	8,913	1,942,767
DoorDash Inc Class A (b)	35,081	8,647,817
Expedia Group Inc Class A	41,359	6,976,436
Global Business Travel Group I Class A (b)(c)	320,167	2,017,052
International Game Technology PLC	306,774	4,850,097
Life Time Group Holdings Inc (b)	115,574	3,505,359
Light & Wonder Inc Class A (b)(c)	37,893	3,647,580
McDonald's Corp	35,467	10,362,394
MGM Resorts International (b)	17,571	604,267
Yum! Brands Inc	11,388	1,687,474
		49,326,914
Household Durables - 0.8%
DR Horton Inc	7,571	976,053
Garmin Ltd	24,010	5,011,367
Leggett & Platt Inc (c)	15,901	141,837
M/I Homes Inc (b)	14,283	1,601,410
Meritage Homes Corp	61,800	4,138,746
PulteGroup Inc	19,386	2,044,448
Toll Brothers Inc	31,331	3,575,807
		17,489,668
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (b)	41,146	3,408,946
AutoNation Inc (b)	1,872	371,873
Bath & Body Works Inc	192,638	5,771,434
Best Buy Co Inc	46,046	3,091,068
CarMax Inc (b)	27,933	1,877,377
Carvana Co Class A (b)	39,216	13,214,224
Chewy Inc Class A (b)	17,862	761,278
Dick's Sporting Goods Inc	965	190,887
Five Below Inc (b)	3,224	422,924
Gap Inc/The (c)	70,293	1,533,090
Home Depot Inc/The	49,534	18,161,147
Lowe's Cos Inc	16,442	3,647,987
TJX Cos Inc/The	24,245	2,994,015
Ulta Beauty Inc (b)	2,273	1,063,355
Urban Outfitters Inc (b)	10,036	728,011
Williams-Sonoma Inc	697	113,869
		57,351,485
Textiles, Apparel & Luxury Goods - 0.3%
Carter's Inc	10,854	327,031
Ralph Lauren Corp Class A	10,186	2,793,816
Tapestry Inc	32,926	2,891,232
		6,012,079
TOTAL CONSUMER DISCRETIONARY		179,661,309

Consumer Staples - 6.1%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (b)	4,788	913,598
Coca-Cola Co/The	40,386	2,857,310
Coca-Cola Consolidated Inc	3,246	362,416
Keurig Dr Pepper Inc	335,154	11,080,191
Molson Coors Beverage Co Class B (c)	22,518	1,082,891
Monster Beverage Corp (b)	2,337	146,389
PepsiCo Inc	8,864	1,170,403
		17,613,198
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (b)	3,009	324,460
Dollar General Corp	9,952	1,138,310
Dollar Tree Inc (b)	13,181	1,305,446
Target Corp	7,885	777,855
US Foods Holding Corp (b)	61,377	4,726,643
Walgreens Boots Alliance Inc	89,413	1,026,461
Walmart Inc	340,489	33,293,015
		42,592,190
Food Products - 0.5%
Conagra Brands Inc	28,217	577,602
JM Smucker Co	28,912	2,839,158
Kraft Heinz Co/The	100	2,582
Mondelez International Inc	30,810	2,077,826
Post Holdings Inc (b)	3,509	382,586
Tyson Foods Inc Class A	108,745	6,083,196
		11,962,950
Household Products - 1.1%
Church & Dwight Co Inc	1,679	161,368
Kimberly-Clark Corp	7,139	920,360
Procter & Gamble Co/The	158,958	25,325,189
		26,406,917
Personal Care Products - 0.1%
Interparfums Inc	4,945	649,328
Kenvue Inc	35,930	752,015
		1,401,343
Tobacco - 1.8%
Altria Group Inc	95,440	5,595,647
Philip Morris International Inc	197,895	36,042,617
		41,638,264
TOTAL CONSUMER STAPLES		141,614,862

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp (c)	22,065	418,131
Cheniere Energy Inc	57,705	14,052,322
Chevron Corp	55,845	7,996,446
ConocoPhillips	164,523	14,764,294
Coterra Energy Inc	38,081	966,496
Devon Energy Corp	137,604	4,377,183
EOG Resources Inc (c)	138,050	16,512,161
Exxon Mobil Corp	348,853	37,606,353
Hess Corp	7,082	981,140
HF Sinclair Corp	20,665	848,918
Marathon Petroleum Corp	19,641	3,262,567
Occidental Petroleum Corp	122,419	5,142,822
Williams Cos Inc/The	294,313	18,485,800
		125,414,633
Financials - 22.5%
Banks - 7.0%
Ameris Bancorp	16,845	1,089,872
Associated Banc-Corp	6,689	163,145
Bank of America Corp	764,648	36,183,143
Flagstar Financial Inc (c)	22,500	238,500
Huntington Bancshares Inc/OH	296,123	4,963,021
JPMorgan Chase & Co	219,657	63,680,762
PNC Financial Services Group Inc/The	89,939	16,766,428
United Bankshares Inc/WV (c)	86,086	3,136,113
US Bancorp	218,635	9,893,234
Wells Fargo & Co	332,083	26,606,490
		162,720,708
Capital Markets - 5.8%
Bank of New York Mellon Corp/The	129,020	11,755,012
Blackrock Inc	942	988,394
Cboe Global Markets Inc	19,002	4,431,456
Charles Schwab Corp/The	260,555	23,773,038
CME Group Inc Class A	63,319	17,451,983
Goldman Sachs Group Inc/The	21,383	15,133,818
Intercontinental Exchange Inc	107,859	19,788,891
Morgan Stanley	120,530	16,977,856
Morningstar Inc	3,726	1,169,703
Raymond James Financial Inc	31	4,754
S&P Global Inc	27,378	14,436,146
State Street Corp	31,384	3,337,375
T Rowe Price Group Inc	41,569	4,011,409
Tradeweb Markets Inc Class A	12	1,756
Virtu Financial Inc Class A	18,980	850,114
		134,111,705
Consumer Finance - 1.0%
Ally Financial Inc	53,036	2,065,752
Capital One Financial Corp	53,701	11,425,425
FirstCash Holdings Inc	1,105	149,330
Synchrony Financial (c)	156,592	10,450,950
		24,091,457
Financial Services - 4.7%
Berkshire Hathaway Inc Class B (b)	160,325	77,881,076
Euronet Worldwide Inc (b)	488	49,473
Fidelity National Information Services Inc	6,661	542,272
Fiserv Inc (b)	49,526	8,538,778
Global Payments Inc	16,502	1,320,820
Mastercard Inc Class A	5,617	3,156,417
MGIC Investment Corp	127,379	3,546,231
PayPal Holdings Inc (b)	186,839	13,885,874
		108,920,941
Insurance - 3.6%
Allstate Corp/The	67,976	13,684,249
Cincinnati Financial Corp	36,921	5,498,275
Fidelity National Financial Inc/US	24	1,345
First American Financial Corp	15,622	959,035
Globe Life Inc	60,021	7,460,010
Hartford Insurance Group Inc/The	18,405	2,335,042
Kemper Corp	46,423	2,996,140
Loews Corp	6,569	602,115
Markel Group Inc (b)(c)	6,210	12,403,606
Marsh & McLennan Cos Inc	13,738	3,003,676
Mercury General Corp	7,174	483,097
MetLife Inc	23,077	1,855,852
Principal Financial Group Inc	48,527	3,854,500
Progressive Corp/The	30,790	8,216,619
Prudential Financial Inc	95,713	10,283,405
Travelers Companies Inc/The	37,044	9,910,752
		83,547,718
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp	761,008	8,591,780
TOTAL FINANCIALS		521,984,309

Health Care - 13.0%
Biotechnology - 2.2%
AbbVie Inc	67,019	12,440,067
Biogen Inc (b)	57,284	7,194,298
Exelixis Inc (b)	40,709	1,794,248
Gilead Sciences Inc	182,618	20,246,858
Incyte Corp (b)	104,425	7,111,343
PTC Therapeutics Inc (b)	39,420	1,925,273
Regeneron Pharmaceuticals Inc	1,206	633,149
		51,345,236
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories (c)	93,713	12,745,905
Becton Dickinson & Co	89,639	15,440,318
Boston Scientific Corp (b)	210,574	22,617,753
DENTSPLY SIRONA Inc (c)	20,745	329,431
Edwards Lifesciences Corp (b)	23,002	1,798,986
Insulet Corp (b)	444	139,496
Solventum Corp (b)	19,690	1,493,290
STERIS PLC	25,282	6,073,242
Stryker Corp	18,605	7,360,696
		67,999,117
Health Care Providers & Services - 3.6%
Cardinal Health Inc	71,191	11,960,088
Centene Corp (b)	96,426	5,234,003
Cigna Group/The	9,452	3,124,642
CVS Health Corp	122,931	8,479,780
Elevance Health Inc	24,741	9,623,259
Humana Inc	55,509	13,570,840
Labcorp Holdings Inc	14,992	3,935,550
Option Care Health Inc (b)	61,964	2,012,591
Tenet Healthcare Corp (b)	21,384	3,763,584
UnitedHealth Group Inc	62,266	19,425,125
		81,129,462
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	25,970	7,478,841
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	145,359	1,683,257
Agilent Technologies Inc	22,089	2,606,723
Charles River Laboratories International Inc (b)	4,231	641,970
Danaher Corp	29,774	5,881,556
Illumina Inc (b)(c)	30,561	2,915,825
QIAGEN NV (United States)	9,909	476,226
Thermo Fisher Scientific Inc	16,221	6,576,967
		20,782,524
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	265,473	12,288,745
Johnson & Johnson	185,868	28,391,337
Merck & Co Inc	116,372	9,212,008
Pfizer Inc	910,505	22,070,641
		71,962,731
TOTAL HEALTH CARE		300,697,911

Industrials - 13.9%
Aerospace & Defense - 2.7%
Curtiss-Wright Corp	11,329	5,534,783
GE Aerospace	49,874	12,837,069
General Dynamics Corp	31,629	9,224,914
HEICO Corp	10,182	3,339,696
Howmet Aerospace Inc	22,162	4,125,013
Huntington Ingalls Industries Inc	905	218,521
Lockheed Martin Corp	28,323	13,117,514
RTX Corp	35,345	5,161,077
Textron Inc	123,288	9,898,794
		63,457,381
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	2	192
FedEx Corp	45,630	10,372,155
		10,372,347
Building Products - 1.6%
A O Smith Corp	13,277	870,573
Allegion plc	70,759	10,197,787
Builders FirstSource Inc (b)	5,571	650,080
Johnson Controls International plc	123,747	13,070,158
Owens Corning	180	24,754
Trane Technologies PLC	29,167	12,757,937
		37,571,289
Commercial Services & Supplies - 0.6%
Brink's Co/The	11,409	1,018,710
Cintas Corp	50,941	11,353,221
Republic Services Inc	3,270	806,415
Veralto Corp	7,578	764,999
Vestis Corp	97,398	558,090
		14,501,435
Construction & Engineering - 0.4%
Arcosa Inc	2,136	185,212
EMCOR Group Inc	3,954	2,114,955
Valmont Industries Inc	24,210	7,906,260
		10,206,427
Electrical Equipment - 1.2%
Acuity Inc	6,324	1,886,702
AMETEK Inc	37,189	6,729,721
Eaton Corp PLC	26,367	9,412,756
EnerSys	9,074	778,277
nVent Electric PLC	84,924	6,220,683
Sensata Technologies Holding PLC	94,008	2,830,581
		27,858,720
Ground Transportation - 1.8%
CSX Corp	286,199	9,338,673
Lyft Inc Class A (b)	584,151	9,206,220
Uber Technologies Inc (b)	118,576	11,063,141
Union Pacific Corp	50,546	11,629,624
		41,237,658
Industrial Conglomerates - 0.7%
3M Co	28,958	4,408,566
Honeywell International Inc	54,005	12,576,684
		16,985,250
Machinery - 3.0%
Caterpillar Inc (c)	32,039	12,437,861
Cummins Inc	19,516	6,391,490
ESCO Technologies Inc	16,859	3,234,736
Federal Signal Corp	3,046	324,155
Flowserve Corp	160,095	8,380,973
Gates Industrial Corp PLC (b)	30,472	701,770
ITT Inc	30,754	4,823,150
Mueller Water Products Inc Class A1	97,216	2,337,073
Nordson Corp	12,305	2,637,823
Oshkosh Corp	55,933	6,350,633
PACCAR Inc	73,444	6,981,587
SPX Technologies Inc (b)	7,059	1,183,653
Westinghouse Air Brake Technologies Corp	45,781	9,584,252
Xylem Inc/NY	12,037	1,557,106
		66,926,262
Passenger Airlines - 0.3%
SkyWest Inc (b)	62,700	6,456,219
Professional Services - 1.1%
Automatic Data Processing Inc	7,401	2,282,468
Concentrix Corp	8,068	426,434
Dun & Bradstreet Holdings Inc	125,003	1,136,277
KBR Inc	15,657	750,597
Leidos Holdings Inc	80,263	12,662,291
Maximus Inc	39,628	2,781,886
SS&C Technologies Holdings Inc	56,750	4,698,900
		24,738,853
Trading Companies & Distributors - 0.1%
Air Lease Corp Class A	3,687	215,653
Boise Cascade Co	7,450	646,809
Fastenal Co	774	32,507
Rush Enterprises Inc Class A	19,459	1,002,333
		1,897,302
TOTAL INDUSTRIALS		322,209,143

Information Technology - 10.5%
Communications Equipment - 1.5%
Cisco Systems Inc	407,753	28,289,903
Extreme Networks Inc (b)	41,018	736,273
Motorola Solutions Inc	14,746	6,200,103
		35,226,279
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	11,749	1,160,214
Itron Inc (b)	34,813	4,582,435
		5,742,649
IT Services - 1.3%
Cognizant Technology Solutions Corp Class A	28,308	2,208,873
EPAM Systems Inc (b)	8,098	1,431,888
IBM Corporation	76,336	22,502,326
Kyndryl Holdings Inc (b)	74,761	3,136,972
MongoDB Inc Class A (b)	3,306	694,227
		29,974,286
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices Inc (b)	58,986	8,370,113
Analog Devices Inc	65,040	15,480,822
Applied Materials Inc	46,694	8,548,271
Broadcom Inc	43,758	12,061,893
Cirrus Logic Inc (b)(c)	61,875	6,450,778
Credo Technology Group Holding Ltd (b)	17,087	1,582,085
Intel Corp	730,891	16,371,959
Marvell Technology Inc	39,631	3,067,439
Micron Technology Inc	20,714	2,553,001
Qorvo Inc (b)(c)	66,363	5,634,882
QUALCOMM Inc	83,090	13,232,913
Skyworks Solutions Inc	32,386	2,413,405
Texas Instruments Inc	27,586	5,727,405
		101,494,966
Software - 2.5%
Adobe Inc (b)	29,563	11,437,333
Alarm.com Holdings Inc (b)	75,285	4,258,872
ANSYS Inc (b)	751	263,766
Autodesk Inc (b)	7,023	2,174,110
Dropbox Inc Class A (b)	139,496	3,989,586
Dynatrace Inc (b)	462	25,507
RingCentral Inc Class A (b)	49,779	1,411,235
Salesforce Inc	79,197	21,596,231
Tenable Holdings Inc (b)	92,636	3,129,244
Teradata Corp (b)	125,715	2,804,702
Unity Software Inc (b)	4,576	110,739
Zoom Communications Inc Class A (b)	75,276	5,870,022
		57,071,347
Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc	1,467	300,984
Hewlett Packard Enterprise Co	65	1,329
NetApp Inc (c)	32,107	3,421,001
Western Digital Corp	159,228	10,189,000
		13,912,314
TOTAL INFORMATION TECHNOLOGY		243,421,841

Materials - 5.0%
Chemicals - 2.5%
Ashland Inc	2,878	144,706
Axalta Coating Systems Ltd (b)	49,638	1,473,752
Balchem Corp	26,308	4,188,234
CF Industries Holdings Inc	13,204	1,214,768
Corteva Inc	59,991	4,471,129
DuPont de Nemours Inc	139,244	9,550,746
Ecolab Inc	46,446	12,514,410
FMC Corp (c)	43,827	1,829,777
International Flavors & Fragrances Inc	104,962	7,719,955
Linde PLC	25,532	11,979,104
PPG Industries Inc	7,401	841,864
Scotts Miracle-Gro Co/The	15,832	1,044,279
		56,972,724
Construction Materials - 1.2%
CRH PLC	156,169	14,336,314
Vulcan Materials Co	48,356	12,612,212
		26,948,526
Containers & Packaging - 0.3%
Amcor PLC	501,595	4,609,658
AptarGroup Inc	2,481	388,103
Ball Corp	17,411	976,583
Crown Holdings Inc	18,614	1,916,870
Sonoco Products Co	3	130
		7,891,344
Metals & Mining - 1.0%
Coeur Mining Inc (b)	19,601	173,664
Commercial Metals Co	23,105	1,130,066
Hecla Mining Co	128,493	769,673
Newmont Corp	186,145	10,844,808
Nucor Corp	53,020	6,868,211
Steel Dynamics Inc	28,312	3,624,219
		23,410,641
Paper & Forest Products - 0.0%
Magnera Corp (b)	26,470	319,758
TOTAL MATERIALS		115,542,993

Real Estate - 3.7%
Diversified REITs - 0.0%
WP Carey Inc	11,334	707,015
Health Care REITs - 0.8%
CareTrust REIT Inc	187,972	5,751,943
Healthpeak Properties Inc	244,280	4,277,343
Ventas Inc	67,325	4,251,574
Welltower Inc	26,318	4,045,866
		18,326,726
Industrial REITs - 0.3%
First Industrial Realty Trust Inc	54,985	2,646,428
STAG Industrial Inc Class A	100,445	3,644,145
		6,290,573
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	2,424	15,222
Newmark Group Inc Class A	47,312	574,841
		590,063
Residential REITs - 0.3%
American Homes 4 Rent Class A	63,754	2,299,607
Camden Property Trust	6,984	787,027
Equity Residential	60,727	4,098,465
Invitation Homes Inc	20,144	660,723
		7,845,822
Retail REITs - 0.5%
Brixmor Property Group Inc	147,562	3,842,514
Phillips Edison & Co Inc	111,655	3,911,276
Realty Income Corp	31,668	1,824,393
Regency Centers Corp	39,862	2,839,370
		12,417,553
Specialized REITs - 1.8%
American Tower Corp	20,647	4,563,400
Crown Castle Inc	7,153	734,828
Digital Realty Trust Inc	57,246	9,979,695
Equinix Inc	17,846	14,195,958
Extra Space Storage Inc	28,457	4,195,700
Gaming and Leisure Properties Inc	89,351	4,170,905
Lamar Advertising Co Class A	2,845	345,268
VICI Properties Inc	65,345	2,130,247
		40,316,001
TOTAL REAL ESTATE		86,493,753

Utilities - 3.7%
Electric Utilities - 2.4%
ALLETE Inc	25,425	1,628,980
American Electric Power Co Inc	8,579	890,157
Duke Energy Corp	20,362	2,402,716
Edison International	76,960	3,971,136
Evergy Inc	49,670	3,423,753
Exelon Corp	231,876	10,068,056
NextEra Energy Inc	215,710	14,974,588
OGE Energy Corp	54,008	2,396,875
PG&E Corp	393,602	5,486,812
Southern Co/The	104,370	9,584,297
		54,827,370
Gas Utilities - 0.2%
MDU Resources Group Inc	212,454	3,541,608
Southwest Gas Holdings Inc	24,830	1,847,104
		5,388,712
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	200,576	2,110,060
Multi-Utilities - 1.0%
Avista Corp	7,588	287,964
Black Hills Corp	54,298	3,046,118
CenterPoint Energy Inc	13,138	482,690
CMS Energy Corp	38,834	2,690,420
Consolidated Edison Inc	26,411	2,650,344
DTE Energy Co	33,110	4,385,751
NiSource Inc	74,461	3,003,757
Public Service Enterprise Group Inc	16	1,346
Sempra	86,913	6,585,398
		23,133,788
TOTAL UTILITIES		85,459,930

TOTAL UNITED STATES		2,295,673,678
TOTAL COMMON STOCKS (Cost $2,076,968,118)		2,308,948,498

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25	170,000	169,822
US Treasury Bills 0% 7/17/2025	4.26	1,120,000	1,117,939
US Treasury Bills 0% 7/24/2025	4.24 to 4.25	160,000	159,574
US Treasury Bills 0% 7/31/2025	4.24	220,000	219,236
US Treasury Bills 0% 8/21/2025	4.28	250,000	248,471
US Treasury Bills 0% 9/25/2025 (e)	4.23	3,810,000	3,771,864
US Treasury Bills 0% 9/4/2025	4.28 to 4.29	150,000	148,846
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,835,769)			5,835,752

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	996,390	996,590
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	17,624,521	17,626,283
TOTAL MONEY MARKET FUNDS (Cost $18,622,873)			18,622,873

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,101,426,760)	2,333,407,123
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,577,759)
NET ASSETS - 100.0%	2,317,829,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 500 Index Contracts (United States)	2	Sep 2025	625,375	23,421	23,421

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $163,349.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,118,597	428,728,863	470,850,870	963,423	-	-	996,590	996,390	0.0%
Fidelity Securities Lending Cash Central Fund	9,990,301	367,484,221	359,848,239	6,740	-	-	17,626,283	17,624,521	0.1%
Total	53,108,898	796,213,084	830,699,109	970,163	-	-	18,622,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	173,172,994	173,172,994	-	-
Consumer Discretionary	179,661,309	179,661,309	-	-
Consumer Staples	141,614,862	141,614,862	-	-
Energy	130,266,437	130,266,437	-	-
Financials	525,437,980	525,437,980	-	-
Health Care	300,697,911	300,697,911	-	-
Industrials	322,209,143	322,209,143	-	-
Information Technology	248,391,186	248,391,186	-	-
Materials	115,542,993	115,542,993	-	-
Real Estate	86,493,753	86,493,753	-	-
Utilities	85,459,930	85,459,930	-	-

U.S. Treasury Obligations	5,835,752	-	5,835,752	-

Money Market Funds	18,622,873	18,622,873	-	-
Total Investments in Securities:	2,333,407,123	2,327,571,371	5,835,752	-
Derivative Instruments:

Assets
Futures Contracts	23,421	23,421	-	-
Total Assets	23,421	23,421	-	-
Total Derivative Instruments:	23,421	23,421	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,421	0
Total Equity Risk	23,421	0
Total Value of Derivatives	23,421	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Large Cap Value ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $17,261,104) - See accompanying schedule:
Unaffiliated issuers (cost $2,082,803,887)	$2,314,784,250
Fidelity Central Funds (cost $18,622,873)	18,622,873

Total Investment in Securities (cost $2,101,426,760)		$2,333,407,123
Cash		1,379,854
Dividends receivable		2,262,838
Distributions receivable from Fidelity Central Funds		84,424
Receivable for daily variation margin on futures contracts		10,239
Other receivables		9,835
Total assets		2,337,154,313
Liabilities
Payable for investments purchased	$1,359,780
Accrued management fee	341,887
Collateral on securities loaned	17,623,282
Total liabilities		19,324,949
Net Assets		$2,317,829,364
Net Assets consist of:
Paid in capital		$2,179,018,421
Total accumulated earnings (loss)		138,810,943
Net Assets		$2,317,829,364
Net Asset Value, offering price and redemption price per share ($2,317,829,364 ÷ 72,878,976 shares)		$31.80
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$40,471,842
Interest	107,390
Income from Fidelity Central Funds (including $6,740 from security lending)	970,163
Total income	41,549,395
Expenses
Management fee	$3,713,212
Independent trustees' fees and expenses	8,174
Interest	-
Miscellaneous	-
Total expenses before reductions	3,721,386
Expense reductions	(1,478)
Total expenses after reductions	3,719,908
Net Investment income (loss)	37,829,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,510,343)
Redemptions in-kind	161,857,172
Fidelity Central Funds	-
Foreign currency transactions	869
Futures contracts	453,828
Total net realized gain (loss)	134,801,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	82,779,857
Assets and liabilities in foreign currencies	(889)
Futures contracts	(2,993)
Total change in net unrealized appreciation (depreciation)	82,775,975
Net gain (loss)	217,577,501
Net increase (decrease) in net assets resulting from operations	$255,406,988
Statement of Changes in Net Assets

	Year ended June 30, 2025	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,829,487	$38,826,940	$104,218,377
Net realized gain (loss)	134,801,526	453,402,154	209,018,224
Change in net unrealized appreciation (depreciation)	82,775,975	(574,650,497)	130,413,938
Net increase (decrease) in net assets resulting from operations	255,406,988	(82,421,403)	443,650,539
Distributions to shareholders	(38,336,716)	(175,458,721)	(257,200,574)

Share transactions
Proceeds from sales of shares	1,092,508,805	996,838,223	817,757,697
Reinvestment of distributions	-	143,727,046	243,302,994
Cost of shares redeemed	(784,266,648)	(4,621,932,538)	(1,407,138,550)

Net increase (decrease) in net assets resulting from share transactions	308,242,157	(3,481,367,269)	(346,077,859)
Total increase (decrease) in net assets	525,312,429	(3,739,247,393)	(159,627,894)

Net Assets
Beginning of period	1,792,516,935	5,531,764,328	5,691,392,222
End of period	$2,317,829,364	$1,792,516,935	$5,531,764,328

Other Information
Shares
Sold	35,500,000	38,559,161	32,117,183
Issued in reinvestment of distributions	-	5,858,095	9,686,875
Redeemed	(25,400,000)	(192,077,486)	(55,489,324)
Net increase (decrease)	10,100,000	(147,660,230)	(13,685,266)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Large Cap Value ETF

Years ended June 30,	2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$28.55	$26.29	$25.40	$30.16	$22.04	$22.36
Income from Investment Operations
Net investment income (loss) D,E	.56	.40	.47	.49	.44	.49
Net realized and unrealized gain (loss)	3.26	2.99	1.59	(1.81)	8.08	-
Total from investment operations	3.82	3.39	2.06	(1.32)	8.52	.49
Distributions from net investment income	(.57)	(.80)	(.38)	(.58)	(.40)	(.51)
Distributions from net realized gain	-	(.33)	(.79)	(2.86)	-	(.30)
Total distributions	(.57)	(1.13)	(1.17)	(3.44)	(.40)	(.81)
Net asset value, end of period	$31.80	$28.55	$26.29	$25.40	$30.16	$22.04
Total Return F,G,H	13.49%	13.49%	8.30%	(5.18)%	39.12%	1.95%
Ratios to Average Net Assets E,I,J
Expenses before reductions	.18%	.28% K,L	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18%	.28% K,L	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.18%	.28% K,L	.39%	.39%	.39%	.39%
Net investment income (loss)	1.83%	1.82% K,L	1.88%	1.76%	1.65%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,317,829	$1,792,517	$5,531,764	$5,691,392	$6,187,508	$3,887,139
Portfolio turnover rate M	69 % N	90% L,N	88%	112%	75%	81%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BFor the year ended August 31.
CAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KProxy expenses are not annualized.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced Mid Cap ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	92,502	1,868,540
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A (United States) (b)	50,487	1,654,964
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Coupang Inc Class A (c)	677,144	20,287,234
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	4,139	456,159
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	213,547	7,354,559
UNITED STATES - 97.9%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (c)	12,577	587,722
Entertainment - 2.2%
Electronic Arts Inc	145,320	23,207,604
Live Nation Entertainment Inc (c)	44,659	6,756,014
Playtika Holding Corp	493,307	2,333,342
ROBLOX Corp Class A (c)	274,077	28,832,900
Warner Bros Discovery Inc (c)	295	3,381
		61,133,241
Interactive Media & Services - 0.4%
Angi Inc Class A (b)(c)	98,674	1,505,765
IAC Inc Class A (c)	93,216	3,480,685
Pinterest Inc Class A (c)	212,149	7,607,664
		12,594,114
Media - 1.4%
Fox Corp Class A	21,878	1,226,043
Fox Corp Class B	4,728	244,107
New York Times Co/The Class A	304,731	17,058,841
News Corp Class A	255,178	7,583,890
News Corp Class B (b)	207,725	7,127,045
Sirius XM Holdings Inc (b)	304,882	7,003,140
		40,243,066
TOTAL COMMUNICATION SERVICES		114,558,143

Consumer Discretionary - 12.7%
Automobile Components - 0.1%
BorgWarner Inc	46,510	1,557,155
Automobiles - 0.0%
Harley-Davidson Inc	12	282
Broadline Retail - 0.4%
eBay Inc	130,508	9,717,626
Etsy Inc (c)	4,694	235,451
Macy's Inc	71,394	832,454
		10,785,531
Diversified Consumer Services - 0.8%
ADT Inc	498,509	4,222,371
Duolingo Inc Class A (c)	43,628	17,888,353
		22,110,724
Hotels, Restaurants & Leisure - 3.7%
Airbnb Inc Class A (c)	44	5,823
Carnival Corp (c)	835,922	23,506,128
Darden Restaurants Inc	41,196	8,979,492
DoorDash Inc Class A (c)	44,021	10,851,617
DraftKings Inc Class A (c)	194,274	8,332,412
Dutch Bros Inc Class A (c)	17,897	1,223,618
Expedia Group Inc Class A	112,569	18,988,139
Hilton Worldwide Holdings Inc	4,301	1,145,528
International Game Technology PLC	425,940	6,734,111
Las Vegas Sands Corp	15,875	690,721
Life Time Group Holdings Inc (c)	77,453	2,349,149
Light & Wonder Inc Class A (c)	33,473	3,222,111
MGM Resorts International (c)	332,323	11,428,588
Planet Fitness Inc Class A (c)	10,547	1,150,150
Royal Caribbean Cruises Ltd	12,168	3,810,288
Travel + Leisure Co	4,466	230,490
Wendy's Co/The	7,169	81,870
Yum! Brands Inc	17,828	2,641,753
		105,371,988
Household Durables - 2.4%
DR Horton Inc	38,242	4,930,158
Garmin Ltd	99,959	20,863,442
Lennar Corp Class A	64,552	7,140,097
Lennar Corp Class B (b)	1,208	127,142
NVR Inc (c)	698	5,155,191
PulteGroup Inc	80,376	8,476,453
Toll Brothers Inc	90,344	10,310,961
TopBuild Corp (c)	38,505	12,465,609
		69,469,053
Specialty Retail - 4.1%
Abercrombie & Fitch Co Class A (c)	48,764	4,040,097
Bath & Body Works Inc	155,490	4,658,480
Best Buy Co Inc (b)	248,209	16,662,270
Carvana Co Class A (c)	73,827	24,876,746
Chewy Inc Class A (c)	352,063	15,004,925
Dick's Sporting Goods Inc	23,338	4,616,490
Five Below Inc (c)	6,848	898,321
GameStop Corp Class A (b)(c)	41,211	1,005,136
Gap Inc/The	686,361	14,969,533
Lithia Motors Inc Class A	2,997	1,012,447
Ross Stores Inc	7,105	906,456
Ulta Beauty Inc (c)	40,890	19,129,160
Williams-Sonoma Inc	49,353	8,062,800
		115,842,861
Textiles, Apparel & Luxury Goods - 1.2%
Ralph Lauren Corp Class A	55,224	15,146,839
Tapestry Inc	225,541	19,804,755
		34,951,594
TOTAL CONSUMER DISCRETIONARY		360,089,188

Consumer Staples - 3.1%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (c)	23,884	4,557,306
Coca-Cola Consolidated Inc (b)	36,746	4,102,691
Molson Coors Beverage Co Class B	28,546	1,372,777
		10,032,774
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (c)	117,047	12,621,178
Casey's General Stores Inc	6,400	3,265,728
Dollar General Corp	14,332	1,639,294
Dollar Tree Inc (c)	21,772	2,156,299
Maplebear Inc (c)	349,593	15,815,588
US Foods Holding Corp (c)	132,176	10,178,874
Walgreens Boots Alliance Inc	5,255	60,327
		45,737,288
Food Products - 0.9%
Cal-Maine Foods Inc	4,316	430,003
Conagra Brands Inc	7,064	144,600
General Mills Inc	38,757	2,008,000
Hershey Co/The	14,083	2,337,074
Ingredion Inc	30,447	4,129,222
JM Smucker Co	20,444	2,007,601
Kellanova	15,100	1,200,903
Pilgrim's Pride Corp	66,694	2,999,896
Post Holdings Inc (c)	3,941	429,687
Tyson Foods Inc Class A	178,486	9,984,507
		25,671,493
Household Products - 0.0%
Clorox Co/The	2,978	357,568
Personal Care Products - 0.2%
Kenvue Inc	335,273	7,017,264
TOTAL CONSUMER STAPLES		88,816,387

Energy - 4.3%
Energy Equipment & Services - 0.0%
Halliburton Co	74,329	1,514,825
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Corp	126,488	2,396,948
Cheniere Energy Inc	110,317	26,864,396
Civitas Resources Inc	79,525	2,188,528
ConocoPhillips	140,696	12,626,059
Coterra Energy Inc	36,522	926,928
Devon Energy Corp	159,384	5,070,005
EOG Resources Inc	38,514	4,606,660
EQT Corp	53,010	3,091,543
Hess Corp	43,378	6,009,588
HF Sinclair Corp	163,415	6,713,088
Kinder Morgan Inc	804,251	23,644,979
Marathon Petroleum Corp	43,786	7,273,292
Matador Resources Co	15	716
Targa Resources Corp	9,763	1,699,543
Texas Pacific Land Corp	2,902	3,065,644
Williams Cos Inc/The	243,395	15,287,640
		121,465,557
TOTAL ENERGY		122,980,382

Financials - 16.7%
Banks - 1.5%
Citizens Financial Group Inc	39	1,745
Commerce Bancshares Inc/MO	93,054	5,785,167
Cullen/Frost Bankers Inc	2,951	379,322
Fifth Third Bancorp	17,440	717,307
Huntington Bancshares Inc/OH	656,698	11,006,258
KeyCorp	220,801	3,846,353
M&T Bank Corp	44	8,536
PNC Financial Services Group Inc/The	54,942	10,242,288
Prosperity Bancshares Inc	27,182	1,909,264
Zions Bancorp NA	153,663	7,981,256
		41,877,496
Capital Markets - 6.4%
Ameriprise Financial Inc	19,740	10,535,830
Bank of New York Mellon Corp/The	320,245	29,177,522
Cboe Global Markets Inc	81,806	19,077,977
Coinbase Global Inc Class A (c)	15,616	5,473,252
Janus Henderson Group PLC	5,752	223,408
LPL Financial Holdings Inc	6,577	2,466,178
Morningstar Inc	33,262	10,441,940
MSCI Inc	42,426	24,468,771
Nasdaq Inc	116,206	10,391,141
Northern Trust Corp	22,313	2,829,065
Raymond James Financial Inc	120,260	18,444,276
Robinhood Markets Inc Class A (c)	7,413	694,079
State Street Corp	165,686	17,619,049
Stifel Financial Corp	67,592	7,014,698
Tradeweb Markets Inc Class A	125,324	18,347,434
Virtu Financial Inc Class A	30,993	1,388,176
		178,592,796
Consumer Finance - 1.5%
Ally Financial Inc	443,248	17,264,510
Capital One Financial Corp	35,424	7,536,810
SoFi Technologies Inc Class A (c)	247,922	4,514,660
Synchrony Financial	205,492	13,714,536
		43,030,516
Financial Services - 2.7%
Affirm Holdings Inc Class A (c)	22,671	1,567,473
Block Inc Class A (c)	152,435	10,354,910
Equitable Holdings Inc	79,934	4,484,297
Euronet Worldwide Inc (c)	115,247	11,683,741
Fidelity National Information Services Inc	180,879	14,725,359
Global Payments Inc	130,006	10,405,680
MGIC Investment Corp	111,714	3,110,118
PayPal Holdings Inc (c)	82,161	6,106,206
Toast Inc Class A (c)	334,110	14,797,732
		77,235,516
Insurance - 4.1%
Allstate Corp/The	127,416	25,650,115
American Financial Group Inc/OH	4,255	537,024
Assurant Inc	65,767	12,988,325
Cincinnati Financial Corp	125,223	18,648,209
First American Financial Corp	21,725	1,333,698
Globe Life Inc	120,929	15,030,265
Hanover Insurance Group Inc/The	795	135,046
Kemper Corp	5,257	339,286
Markel Group Inc (c)	10,244	20,460,956
Prudential Financial Inc	91,268	9,805,834
Reinsurance Group of America Inc	25,774	5,112,531
W R Berkley Corp	29,089	2,137,169
Willis Towers Watson PLC	17,229	5,280,689
		117,459,147
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Rithm Capital Corp	1,275,935	14,405,305
TOTAL FINANCIALS		472,600,776

Health Care - 9.2%
Biotechnology - 2.8%
Biogen Inc (c)	92,470	11,613,307
BioMarin Pharmaceutical Inc (c)	3,306	181,731
Exelixis Inc (c)	398,661	17,570,984
Gilead Sciences Inc	114,109	12,651,265
Incyte Corp (c)	246,600	16,793,460
Insmed Inc (c)	27,815	2,799,302
Natera Inc (c)	46,702	7,889,836
Revolution Medicines Inc (c)	3,162	116,329
United Therapeutics Corp (c)	25,901	7,442,652
		77,058,866
Health Care Equipment & Supplies - 0.5%
ABIOMED Inc (c)(d)	3,289	7,302
Becton Dickinson & Co	8,245	1,420,201
Hologic Inc (c)	7,615	496,193
Inspire Medical Systems Inc (c)	2,609	338,570
Insulet Corp (c)	29,427	9,245,375
ResMed Inc	11,420	2,946,360
		14,454,001
Health Care Providers & Services - 2.7%
Cardinal Health Inc	143,046	24,031,729
Cencora Inc	18,997	5,696,250
Centene Corp (c)	284,153	15,423,825
Guardant Health Inc (c)	4,237	220,493
Humana Inc	86,907	21,247,023
Labcorp Holdings Inc	19,462	5,108,970
Option Care Health Inc (c)	27,448	891,511
Tenet Healthcare Corp (c)	21,108	3,715,008
		76,334,809
Health Care Technology - 1.3%
Doximity Inc Class A (c)	215,011	13,188,774
Veeva Systems Inc Class A (c)	86,625	24,946,268
		38,135,042
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (c)	337,984	3,913,855
Agilent Technologies Inc	21,488	2,535,799
Charles River Laboratories International Inc (c)	38,918	5,905,028
Illumina Inc (c)	192,386	18,355,549
Medpace Holdings Inc (c)	15,497	4,863,888
QIAGEN NV (United States) (b)	52,787	2,536,943
		38,111,062
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co	275,092	12,734,009
Organon & Co	175,073	1,694,707
Viatris Inc	170,483	1,522,413
		15,951,129
TOTAL HEALTH CARE		260,044,909

Industrials - 17.8%
Aerospace & Defense - 4.0%
Axon Enterprise Inc (c)	35,763	29,609,619
Curtiss-Wright Corp	40,228	19,653,389
HEICO Corp	29,365	9,631,720
HEICO Corp Class A	19,221	4,973,434
Howmet Aerospace Inc	179,788	33,463,941
Textron Inc	108,309	8,696,130
Woodward Inc	22,972	5,630,207
		111,658,440
Building Products - 1.8%
A O Smith Corp	122,473	8,030,555
Allegion plc	121,659	17,533,495
Armstrong World Industries Inc	20,676	3,358,609
Builders FirstSource Inc (c)	30,326	3,538,741
Johnson Controls International plc	17	1,796
Lennox International Inc	7,546	4,325,669
Masco Corp	5,606	360,802
Owens Corning	57,348	7,886,497
Trane Technologies PLC	13,661	5,975,458
		51,011,622
Commercial Services & Supplies - 0.8%
Cintas Corp	62,218	13,866,526
Veralto Corp	72,777	7,346,838
Vestis Corp	209,368	1,199,678
		22,413,042
Construction & Engineering - 1.4%
AECOM	25,751	2,906,258
Comfort Systems USA Inc	22,816	12,234,167
EMCOR Group Inc	18,504	9,897,605
Valmont Industries Inc	47,279	15,439,903
		40,477,933
Electrical Equipment - 1.6%
Acuity Inc	51,890	15,480,863
AMETEK Inc	116,185	21,024,838
Hubbell Inc	1	408
Sensata Technologies Holding PLC	310,182	9,339,580
		45,845,689
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	30,921	4,440,256
Lyft Inc Class A (c)	1,001,507	15,783,750
Old Dominion Freight Line Inc	1,625	263,737
		20,487,743
Machinery - 2.9%
AGCO Corp	14	1,444
Allison Transmission Holdings Inc	14,542	1,381,345
Cummins Inc	66,056	21,633,340
Donaldson Co Inc	34,933	2,422,604
Flowserve Corp	152,149	7,965,000
Fortive Corp	63	3,284
Gates Industrial Corp PLC (c)	465,609	10,722,975
ITT Inc	57,456	9,010,824
Middleby Corp/The (c)	22,054	3,175,776
Oshkosh Corp	37,424	4,249,121
Westinghouse Air Brake Technologies Corp	109,820	22,990,818
		83,556,531
Passenger Airlines - 0.3%
United Airlines Holdings Inc (c)	98,361	7,832,486
Professional Services - 2.4%
Amentum Holdings Inc	35,078	828,192
Booz Allen Hamilton Holding Corp Class A	95,193	9,912,447
Concentrix Corp	12,622	667,135
Dun & Bradstreet Holdings Inc	374,098	3,400,551
Leidos Holdings Inc	125,161	19,745,399
Paylocity Holding Corp (c)	46,649	8,452,332
SS&C Technologies Holdings Inc	220,461	18,254,171
Verisk Analytics Inc	18,561	5,781,752
		67,041,979
Trading Companies & Distributors - 1.9%
Fastenal Co	284,946	11,967,732
FTAI Aviation Ltd	1,551	178,427
MSC Industrial Direct Co Inc Class A (b)	57,771	4,911,690
QXO Inc (c)	74,267	1,599,711
Watsco Inc	7,850	3,466,717
Wesco International Inc	63,385	11,738,902
WW Grainger Inc	19,677	20,468,803
		54,331,982
TOTAL INDUSTRIALS		504,657,447

Information Technology - 13.4%
Communications Equipment - 0.9%
F5 Inc (c)	57,548	16,937,527
Motorola Solutions Inc	19,968	8,395,745
		25,333,272
Electronic Equipment, Instruments & Components - 0.9%
Itron Inc (c)	17,925	2,359,468
Keysight Technologies Inc (c)	19,896	3,260,159
Littelfuse Inc (b)	9,482	2,149,854
Ralliant Corp	21	1,017
Zebra Technologies Corp Class A (c)	60,636	18,697,717
		26,468,215
IT Services - 1.5%
EPAM Systems Inc (c)	4,129	730,090
GoDaddy Inc Class A (c)	107,368	19,332,682
Kyndryl Holdings Inc (c)	104,276	4,375,421
MongoDB Inc Class A (c)	1,726	362,443
Okta Inc Class A (c)	7,294	729,181
Twilio Inc Class A (c)	133,336	16,581,665
		42,111,482
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic Inc (c)	151,084	15,751,262
Enphase Energy Inc (c)	75,246	2,983,504
GlobalFoundries Inc (c)	23,648	903,354
KLA Corp	4,797	4,296,865
MACOM Technology Solutions Holdings Inc (c)	26,929	3,858,656
MKS Inc	9,304	924,445
Onto Innovation Inc (c)	33,939	3,425,463
Qorvo Inc (c)	206,035	17,494,433
Skyworks Solutions Inc	210,054	15,653,224
		65,291,206
Software - 5.8%
ANSYS Inc (c)	11,646	4,090,308
AppLovin Corp Class A (c)	44,041	15,417,873
Atlassian Corp Class A (c)	8,172	1,659,651
BILL Holdings Inc (c)	55,386	2,562,156
Commvault Systems Inc (c)	31,742	5,533,583
Docusign Inc (c)	110,329	8,593,526
Dropbox Inc Class A (c)	544,039	15,559,515
Dynatrace Inc (c)	316,250	17,460,163
Fortinet Inc (c)	129,035	13,641,580
HubSpot Inc (c)	37,214	20,714,430
Manhattan Associates Inc (c)	6,854	1,353,459
Nutanix Inc Class A (c)	98,405	7,522,078
Palantir Technologies Inc Class A (c)	5,114	697,140
Pegasystems Inc	100,672	5,449,375
Q2 Holdings Inc (c)	10,471	979,981
RingCentral Inc Class A (c)	269,616	7,643,614
Teradata Corp (c)	404,177	9,017,189
UiPath Inc Class A (c)	99,565	1,274,432
Unity Software Inc (c)	167,797	4,060,687
Zoom Communications Inc Class A (c)	236,219	18,420,359
Zscaler Inc (c)	12,502	3,924,878
		165,575,977
Technology Hardware, Storage & Peripherals - 2.0%
Hewlett Packard Enterprise Co	919,732	18,808,519
HP Inc	90,499	2,213,606
NetApp Inc	185,058	19,717,930
Western Digital Corp	249,458	15,962,817
		56,702,872
TOTAL INFORMATION TECHNOLOGY		381,483,024

Materials - 4.7%
Chemicals - 2.3%
Axalta Coating Systems Ltd (c)	389,281	11,557,753
CF Industries Holdings Inc	17,151	1,577,891
Corteva Inc	43,815	3,265,532
DuPont de Nemours Inc	182,867	12,542,848
Ecolab Inc	41,272	11,120,328
FMC Corp (b)	214,104	8,938,842
International Flavors & Fragrances Inc	188,804	13,886,534
		62,889,728
Construction Materials - 0.5%
CRH PLC	106,190	9,748,242
Vulcan Materials Co	20,996	5,476,177
		15,224,419
Containers & Packaging - 1.2%
Amcor PLC	2,026,521	18,623,728
Crown Holdings Inc	131,241	13,515,198
Sealed Air Corp	37,588	1,166,356
		33,305,282
Metals & Mining - 0.7%
Newmont Corp	106,011	6,176,201
Nucor Corp	63,018	8,163,352
Royal Gold Inc	31,213	5,550,920
Steel Dynamics Inc	5,560	711,735
		20,602,208
TOTAL MATERIALS		132,021,637

Real Estate - 8.1%
Diversified REITs - 0.3%
WP Carey Inc	134,923	8,416,497
Health Care REITs - 1.3%
CareTrust REIT Inc	312,038	9,548,363
Healthpeak Properties Inc	613,669	10,745,344
Ventas Inc	269,123	16,995,117
		37,288,824
Industrial REITs - 0.2%
First Industrial Realty Trust Inc	22,782	1,096,498
STAG Industrial Inc Class A	146,886	5,329,024
		6,425,522
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (c)	41,273	5,783,173
Compass Inc Class A (c)	239,185	1,502,081
Zillow Group Inc Class A (b)(c)	88,539	6,064,036
Zillow Group Inc Class C (c)	108,528	7,602,387
		20,951,677
Residential REITs - 0.9%
American Homes 4 Rent Class A	337,512	12,174,058
Equity Residential	208,892	14,098,121
		26,272,179
Retail REITs - 1.5%
Brixmor Property Group Inc	584,050	15,208,662
Regency Centers Corp	136,442	9,718,764
Simon Property Group Inc	109,519	17,606,274
		42,533,700
Specialized REITs - 3.2%
American Tower Corp	51,020	11,276,440
Crown Castle Inc	59,516	6,114,079
CubeSmart	49,150	2,088,875
Digital Realty Trust Inc	151,910	26,482,471
EPR Properties	33,070	1,926,658
Extra Space Storage Inc	26,353	3,885,486
Gaming and Leisure Properties Inc	288,532	13,468,674
Iron Mountain Inc	15,566	1,596,605
National Storage Affiliates Trust	13,973	446,996
Rayonier Inc	8	177
SBA Communications Corp Class A	1,696	398,289
VICI Properties Inc	625,715	20,398,309
		88,083,059
TOTAL REAL ESTATE		229,971,458

Utilities - 3.9%
Electric Utilities - 1.7%
Edison International	137,671	7,103,824
Evergy Inc	88,994	6,134,356
Exelon Corp	242,639	10,535,385
NRG Energy Inc	102,117	16,397,949
PG&E Corp	510,431	7,115,408
Xcel Energy Inc	52	3,541
		47,290,463
Gas Utilities - 0.0%
MDU Resources Group Inc	93,222	1,554,010
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	243,929	2,566,133
Clearway Energy Inc Class A	52,719	1,595,277
Clearway Energy Inc Class C (b)	94,185	3,013,920
Vistra Corp	41,081	7,961,909
		15,137,239
Multi-Utilities - 1.7%
Ameren Corp	34,861	3,348,050
CenterPoint Energy Inc	233,414	8,575,630
CMS Energy Corp	182,129	12,617,898
Consolidated Edison Inc	69,676	6,991,987
DTE Energy Co	46,516	6,161,509
NiSource Inc	128,585	5,187,119
WEC Energy Group Inc	39,064	4,070,469
		46,952,662
Water Utilities - 0.0%
American Water Works Co Inc	8,169	1,136,389
TOTAL UTILITIES		112,070,763

TOTAL UNITED STATES		2,779,294,114
TOTAL COMMON STOCKS (Cost $2,557,098,455)		2,810,915,570

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/31/2025	4.23	2,390,000	2,381,701
US Treasury Bills 0% 9/25/2025 (f)	4.23	4,000,000	3,959,962
US Treasury Bills 0% 9/4/2025	4.28	2,640,000	2,619,700
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,961,475)			8,961,363

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	15,425,863	15,428,947
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	27,951,909	27,954,705
TOTAL MONEY MARKET FUNDS (Cost $43,383,652)			43,383,652

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,609,443,582)	2,863,260,585
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(25,584,523)
NET ASSETS - 100.0%	2,837,676,062

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	48	Sep 2025	15,002,400	452,890	452,890

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,410,737.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,628,655	374,076,942	438,276,649	1,028,632	-	(1)	15,428,947	15,425,863	0.0%
Fidelity Securities Lending Cash Central Fund	10,080,342	267,365,108	249,490,745	133,399	-	-	27,954,705	27,951,909	0.1%
Total	89,708,997	641,442,050	687,767,394	1,162,031	-	(1)	43,383,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	114,558,143	114,558,143	-	-
Consumer Discretionary	380,376,422	380,376,422	-	-
Consumer Staples	88,816,387	88,816,387	-	-
Energy	130,334,941	130,334,941	-	-
Financials	474,925,475	474,925,475	-	-
Health Care	260,044,909	260,037,607	-	7,302
Industrials	504,657,447	504,657,447	-	-
Information Technology	381,483,024	381,483,024	-	-
Materials	132,021,637	132,021,637	-	-
Real Estate	229,971,458	229,971,458	-	-
Utilities	113,725,727	113,725,727	-	-

U.S. Treasury Obligations	8,961,363	-	8,961,363	-

Money Market Funds	43,383,652	43,383,652	-	-
Total Investments in Securities:	2,863,260,585	2,854,291,920	8,961,363	7,302
Derivative Instruments:

Assets
Futures Contracts	452,890	452,890	-	-
Total Assets	452,890	452,890	-	-
Total Derivative Instruments:	452,890	452,890	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	452,890	0
Total Equity Risk	452,890	0
Total Value of Derivatives	452,890	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Mid Cap ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $27,196,496) - See accompanying schedule:
Unaffiliated issuers (cost $2,566,059,930)	$2,819,876,933
Fidelity Central Funds (cost $43,383,652)	43,383,652

Total Investment in Securities (cost $2,609,443,582)		$2,863,260,585
Cash		403,583
Dividends receivable		2,767,209
Distributions receivable from Fidelity Central Funds		104,956
Other receivables		511
Total assets		2,866,536,844
Liabilities
Payable for investments purchased	$374,719
Accrued management fee	524,430
Payable for daily variation margin on futures contracts	5,405
Other payables and accrued expenses	1,523
Collateral on securities loaned	27,954,705
Total liabilities		28,860,782
Net Assets		$2,837,676,062
Net Assets consist of:
Paid in capital		$2,687,572,895
Total accumulated earnings (loss)		150,103,167
Net Assets		$2,837,676,062
Net Asset Value, offering price and redemption price per share ($2,837,676,062 ÷ 82,516,761 shares)		$34.39
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$32,007,168
Interest	145,378
Income from Fidelity Central Funds (including $133,399 from security lending)	1,162,031
Total income	33,314,577
Expenses
Management fee	$5,129,920
Independent trustees' fees and expenses	8,511
Interest	4,284
Miscellaneous	-
Total expenses before reductions	5,142,715
Expense reductions	(2,815)
Total expenses after reductions	5,139,900
Net Investment income (loss)	28,174,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,234,927)
Redemptions in-kind	272,013,260
Fidelity Central Funds	-
Foreign currency transactions	-
Futures contracts	2,679,811
Total net realized gain (loss)	228,458,144
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,438,986
Fidelity Central Funds	(1)
Futures contracts	404,791
Total change in net unrealized appreciation (depreciation)	64,843,776
Net gain (loss)	293,301,920
Net increase (decrease) in net assets resulting from operations	$321,476,597
Statement of Changes in Net Assets

	Year ended June 30, 2025	Ten months ended June 30, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,174,677	$15,169,494	$19,450,767
Net realized gain (loss)	228,458,144	178,466,399	8,724,420
Change in net unrealized appreciation (depreciation)	64,843,776	13,844,200	111,463,962
Net increase (decrease) in net assets resulting from operations	321,476,597	207,480,093	139,639,149
Distributions to shareholders	(29,122,156)	(25,950,215)	(57,460,804)

Share transactions
Proceeds from sales of shares	2,000,994,293	655,066,382	531,911,323
Reinvestment of distributions	-	14,294,274	54,197,269
Cost of shares redeemed	(1,109,248,748)	(833,830,134)	(686,633,472)

Net increase (decrease) in net assets resulting from share transactions	891,745,545	(164,469,478)	(100,524,880)
Total increase (decrease) in net assets	1,184,099,986	17,060,400	(18,346,535)

Net Assets
Beginning of period	1,653,576,076	1,636,515,676	1,654,862,211
End of period	$2,837,676,062	$1,653,576,076	$1,636,515,676

Other Information
Shares
Sold	60,700,000	22,793,530	21,113,682
Issued in reinvestment of distributions	-	584,792	2,258,425
Redeemed	(34,300,000)	(30,719,865)	(27,059,804)
Net increase (decrease)	26,400,000	(7,341,543)	(3,687,697)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the ten months ended June 30, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Mid Cap ETF

Years ended June 30,	2025	2024 A	2023 B,C	2022 B,C	2021 B,C	2020 B,C
Selected Per-Share Data
Net asset value, beginning of period	$29.47	$25.79	$24.65	$32.17	$23.47	$22.59
Income from Investment Operations
Net investment income (loss) D,E	.41	.27	.28	.28	.22	.29
Net realized and unrealized gain (loss)	4.93	3.86	1.69	(3.81)	9.40	1.50
Total from investment operations	5.34	4.13	1.97	(3.53)	9.62	1.79
Distributions from net investment income	(.42)	(.45)	(.23)	(.23)	(.25)	(.34)
Distributions from net realized gain	-	-	(.57)	(3.76)	(.67)	(.59)
Total distributions	(.42)	(.45)	(.83) F	(3.99)	(.92)	(.91) F
Net asset value, end of period	$34.39	$29.47	$25.79	$24.65	$32.17	$23.47
Total Return G,H,I	18.20%	16.23%	8.19%	(12.36)%	41.82%	7.91%
Ratios to Average Net Assets E,J,K
Expenses before reductions	.23%	.29% L,M	.45%	.51%	.59%	.59%
Expenses net of fee waivers, if any	.23%	.29% L,M	.45%	.51%	.59%	.59%
Expenses net of all reductions, if any	.23%	.29% L,M	.45%	.51%	.59%	.59%
Net investment income (loss)	1.27%	1.19% L,M	1.12%	1.00%	.77%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,837,676	$1,653,576	$1,636,516	$1,654,862	$2,042,347	$1,182,253
Portfolio turnover rate N	70 % O	73% L,O	104%	116%	70%	73%

AFor the ten month period ended June 30. The Fund changed its fiscal year end from August 31 to June 30, effective March 1, 2024.
BAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
CFor the year ended August 31.
DCalculated based on average shares outstanding during the period.
ENet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IBased on net asset value.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF and Fidelity Enhanced Mid Cap ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Enhanced Large Cap Growth ETF is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 17, 2023, each Fidelity Enhanced Index Fund (Predecessor Fund) reorganized into the newly created exchange traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund reflect the financial information of each Predecessor Fund through November 17, 2023 (see Prior Fiscal Year Reorganization Information note).

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Enhanced International ETF	Fidelity International Enhanced Index Fund
Fidelity Enhanced Large Cap Core ETF	Fidelity Large Cap Core Enhanced Index Fund
Fidelity Enhanced Large Cap Growth ETF	Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Enhanced Large Cap Value ETF	Fidelity Large Cap Value Enhanced Index Fund
Fidelity Enhanced Mid Cap ETF	Fidelity Mid Cap Enhanced Index Fund
Effective March 1, 2024 each Fund's fiscal year-end changed from August 31 to June 30. Accordingly, the Fund's financial statements and related notes include information as of the one year period ended June 30, 2025, the ten month period ended June 30, 2024, and the one year period ended August 31, 2023, as applicable.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca), and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Enhanced International ETF Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced International ETF	2,741,415,536	513,143,540	(33,809,036)	479,334,504
Fidelity Enhanced Large Cap Core ETF	3,869,972,414	905,178,195	(91,299,586)	813,878,609
Fidelity Enhanced Large Cap Growth ETF	2,271,050,028	1,474,943,084	(49,883,851)	1,425,059,233
Fidelity Enhanced Large Cap Value ETF	2,107,029,535	322,687,893	(96,310,305)	226,377,588
Fidelity Enhanced Mid Cap ETF	2,615,338,035	352,016,263	(104,093,713)	247,922,550

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Enhanced International ETF	11,686,990	(98,223,155)	480,051,807
Fidelity Enhanced Large Cap Core ETF	74,418	(181,662,043)	813,878,609
Fidelity Enhanced Large Cap Growth ETF	197,914	(88,472,969)	1,425,059,233
Fidelity Enhanced Large Cap Value ETF	-	(87,566,663)	226,377,607
Fidelity Enhanced Mid Cap ETF	-	(97,819,384)	247,922,550

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced International ETF	(98,223,155)	-	(98,223,155)
Fidelity Enhanced Large Cap Core ETF	(171,846,589)	(9,815,454)	(181,662,043)
Fidelity Enhanced Large Cap Growth ETF	(84,774,517)	(3,698,452)	(88,472,969)
Fidelity Enhanced Large Cap Value ETF	(74,292,481)	(13,274,182)	(87,566,663)
Fidelity Enhanced Mid Cap ETF	(97,819,384)	-	(97,819,384)

The tax character of distributions paid was as follows:

June 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Enhanced International ETF	66,312,030	-	66,312,030
Fidelity Enhanced Large Cap Core ETF	45,512,986	-	45,512,986
Fidelity Enhanced Large Cap Growth ETF	15,582,492	-	15,582,492
Fidelity Enhanced Large Cap Value ETF	38,336,716	-	38,336,716
Fidelity Enhanced Mid Cap ETF	29,122,156	-	29,122,156

June 30, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Enhanced International ETF	71,077,009	-	71,077,009
Fidelity Enhanced Large Cap Core ETF	35,565,387	-	35,565,387
Fidelity Enhanced Large Cap Growth ETF	21,077,755	601,538	21,679,293
Fidelity Enhanced Large Cap Value ETF	102,487,259	72,971,462	175,458,721
Fidelity Enhanced Mid Cap ETF	25,950,215	-	25,950,215

August 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity International Enhanced Index Fund	33,763,256	-	33,763,256
Fidelity Large Cap Core Enhanced Index Fund	14,695,385	7,597,614	22,292,999
Fidelity Large Cap Growth Enhanced Index Fund	10,050,462	-	10,050,462
Fidelity Large Cap Value Enhanced Index Fund	84,574,965	172,625,609	257,200,574
Fidelity Mid Cap Enhanced Index Fund	16,855,170	40,605,634	57,460,804

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced International ETF	2,098,812,532	1,387,347,917
Fidelity Enhanced Large Cap Core ETF	3,817,088,840	2,923,414,777
Fidelity Enhanced Large Cap Growth ETF	2,890,328,499	1,787,568,966
Fidelity Enhanced Large Cap Value ETF	2,291,380,009	1,413,837,022
Fidelity Enhanced Mid Cap ETF	2,435,431,745	1,492,886,171

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced International ETF	993,790,377	489,015,262
Fidelity Enhanced Large Cap Core ETF	2,049,801,551	1,622,386,610
Fidelity Enhanced Large Cap Growth ETF	661,609,702	1,249,165,411
Fidelity Enhanced Large Cap Value ETF	203,418,577	764,995,084
Fidelity Enhanced Mid Cap ETF	1,008,225,916	1,068,746,100

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Enhanced Large Cap Growth ETF	2,376,033	30,168,211	67,930,785
Fidelity Enhanced Large Cap Value ETF	269,891,296	408,600,213	3,633,326,017
Fidelity Enhanced Mid Cap ETF	2,515,337	10,553,430	40,748,466
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fee Rate
Fidelity Enhanced International ETF	.28%
Fidelity Enhanced Large Cap Core ETF	.18%
Fidelity Enhanced Large Cap Growth ETF	.18%
Fidelity Enhanced Large Cap Value ETF	.18%
Fidelity Enhanced Mid Cap ETF	.23%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced International ETF	3,699
Fidelity Enhanced Large Cap Core ETF	66,254
Fidelity Enhanced Large Cap Growth ETF	35,412
Fidelity Enhanced Large Cap Value ETF	40,913
Fidelity Enhanced Mid Cap ETF	63,490

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Enhanced International ETF	Borrower	4,978,000	5.58%	1,543
Fidelity Enhanced Large Cap Growth ETF	Borrower	17,022,000	5.08%	2,400
Fidelity Enhanced Mid Cap ETF	Borrower	7,598,000	5.08%	4,284

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced International ETF	63,604,660	33,286,239	2,956,986
Fidelity Enhanced Large Cap Core ETF	155,343,593	130,595,860	1,708,703
Fidelity Enhanced Large Cap Growth ETF	156,945,128	138,063,770	(11,056,299)
Fidelity Enhanced Large Cap Value ETF	145,839,766	53,249,989	239,730
Fidelity Enhanced Mid Cap ETF	98,057,267	86,835,851	(606,173)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced International ETF	36,650	-	-
Fidelity Enhanced Large Cap Core ETF	250	1	-
Fidelity Enhanced Large Cap Growth ETF	93	-	-
Fidelity Enhanced Large Cap Value ETF	674	1	-
Fidelity Enhanced Mid Cap ETF	14,470	9	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Enhanced Large Cap Core ETF	3,143,444
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced International ETF	429
Fidelity Enhanced Large Cap Core ETF	1,474
Fidelity Enhanced Large Cap Growth ETF	778
Fidelity Enhanced Large Cap Value ETF	1,478
Fidelity Enhanced Mid Cap ETF	2,815
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark to market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12 . Prior Fiscal Year Reorganization Information.
On November 17, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.
Predecessor Funds	New ETFs
Fidelity International Enhanced Index Fund	Fidelity Enhanced International ETF
Fidelity Large Cap Core Enhanced Index Fund	Fidelity Enhanced Large Cap Core ETF
Fidelity Large Cap Growth Enhanced Index Fund	Fidelity Enhanced Large Cap Growth ETF
Fidelity Large Cap Value Enhanced Index Fund	Fidelity Enhanced Large Cap Value ETF
Fidelity Mid Cap Enhanced Index Fund	Fidelity Enhanced Mid Cap ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity International Enhanced Index Fund	1,368,602,643	195,092,188	1,368,248,892	54,730,068	.4057160000
Fidelity Large Cap Core Enhanced Index Fund	1,840,988,775	537,069,093	1,948,361,461	77,934,309	.8388640000
Fidelity Large Cap Growth Enhanced Index Fund	2,012,959,825	875,152,421	2,145,716,375	85,828,689	1.2032280000
Fidelity Large Cap Value Enhanced Index Fund	1,827,644,613	392,942	2,004,099,301	80,163,716	.5729240000
Fidelity Mid Cap Enhanced Index Fund	1,369,301,709	129,571,229	1,460,889,645	58,435,751	.6458920000

Acquiring ETF	Net Assets $	Total net assets after the acquisition $
Fidelity Enhanced International ETF	25	1,368,248,917
Fidelity Enhanced Large Cap Core ETF	25	1,948,361,486
Fidelity Enhanced Large Cap Growth ETF	25	2,145,716,400
Fidelity Enhanced Large Cap Value ETF	25	2,004,099,326
Fidelity Enhanced Mid Cap ETF	25	1,460,889,670

Pro forma results of operations of the combined entity for the entire period ended June 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Fidelity Enhanced International ETF	$35,812,169	$99,267,722	$58,817,853	$193,897,744
Fidelity Enhanced Large Cap Core ETF	22,993,277	209,030,464	246,834,439	478,858,180
Fidelity Enhanced Large Cap Growth ETF	12,362,182	260,568,152	368,592,605	641,522,939
Fidelity Enhanced Large Cap Value ETF	40,907,004	453,402,154	(574,650,497)	(80,341,339)
Fidelity Enhanced Mid Cap ETF	15,874,097	178,466,399	13,844,200	208,184,696

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since November 17, 2023.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, and Fidelity Enhanced Mid Cap ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, and Fidelity Enhanced Mid Cap ETF (five of the funds constituting Fidelity Covington Trust, referred to hereafter as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025 and the statements of changes in net assets for the year ended June 30, 2025, the period September 1, 2023 through June 30, 2024 and the year ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year ended June 30, 2025, the changes in their net assets for the year ended June 30, 2025, the period September 1, 2023 through June 30, 2024 and for the year ended August 31, 2023, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Enhanced Large Cap Core ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Enhanced Large Cap Growth ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Enhanced Large Cap Value ETF
September 2024	94%
December 2024	94%
March 2025	89%
June 2025	89%
Fidelity Enhanced Mid Cap ETF
September 2024	85%
December 2024	85%
March 2025	75%
June 2025	75%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Enhanced International ETF
September 2024	40.64%
December 2024	77.43%
March 2025	83.35%
June 2025	83.35%
Fidelity Enhanced Large Cap Core ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Enhanced Large Cap Growth ETF
September 2024	100%
December 2024	100%
March 2025	100%
June 2025	100%
Fidelity Enhanced Large Cap Value ETF
September 2024	98.45%
December 2024	98.45%
March 2025	91.21%
June 2025	91.21%
Fidelity Enhanced Mid Cap ETF
September 2024	92.03%
December 2024	92.03%
March 2025	76.42%
June 2025	76.42%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Enhanced Large Cap Value ETF
September 2024	1.55%
December 2024	1.55%
March 2025	8.80%
June 2025	8.80%
Fidelity Enhanced Mid Cap ETF
September 2024	7.97%
December 2024	7.97%
March 2025	23.58%
June 2025	23.58%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Enhanced International ETF	$1,498,809
Fidelity Enhanced Large Cap Value ETF	$1,022,129
Fidelity Enhanced Mid Cap ETF	$997,113

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Enhanced International ETF	03/20/2024	$0.2468	$0.0185
	06/25/2024	$0.2922	$0.0219
	09/24/2024	$0.1601	$0.0057
	12/24/2024	$0.1581	$0.0057

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced International ETF
Fidelity Enhanced Large Cap Core ETF
Fidelity Enhanced Large Cap Growth ETF
Fidelity Enhanced Large Cap Value ETF
Fidelity Enhanced Mid Cap ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of each fund's Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through May 31, 2026.

1.9910053.101
EIE-ANN-0825
Fidelity® Enhanced Small Cap ETF

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced Small Cap ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd (b)	141,427	1,166,773
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (c)	45,204	725,072
CANADA - 0.2%
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (c)	145,064	1,228,693
Xenon Pharmaceuticals Inc (c)	16,981	531,505
		1,760,198
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	79,260	1,160,366
TOTAL CANADA		2,920,564
IRELAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (c)	94,038	4,419,786
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	46,183	1,807,141
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd (b)	160,680	1,338,464
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	31,619	1,274,246
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	133,842	2,787,929
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (c)	41,021	1,995,261
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (c)	28,721	8,463,504
UNITED STATES - 96.9%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.8%
AST SpaceMobile Inc Class A (b)(c)	48,395	2,261,498
Atn International Inc	58,250	946,563
Bandwidth Inc Class A (c)	201,545	3,204,566
IDT Corp Class B	6,238	426,180
Lumen Technologies Inc (c)	1,859,994	8,146,774
Shenandoah Telecommunications Co	24,276	331,609
		15,317,190
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (b)(c)	116,189	360,186
Cinemark Holdings Inc (b)	176,407	5,323,963
Lionsgate Studios Corp	299,994	1,742,965
Madison Square Garden Entertainment Corp Class A (c)	71,773	2,868,767
Marcus Corp/The	26,209	441,884
		10,737,765
Interactive Media & Services - 0.8%
EverQuote Inc Class A (c)	16,215	392,079
TrueCar Inc (c)	241,944	459,694
Vimeo Inc Class A (b)(c)	1,063,964	4,298,415
Yelp Inc Class A (c)	300,402	10,294,777
ZipRecruiter Inc Class A (c)	54,129	271,185
		15,716,150
Media - 0.5%
Cable One Inc	5,627	764,203
Gannett Co Inc (c)	412,477	1,476,668
John Wiley & Sons Inc Class A	176,746	7,888,174
		10,129,045
Wireless Telecommunication Services - 0.0%
Spok Holdings Inc	14,332	253,389
TOTAL COMMUNICATION SERVICES		52,153,539

Consumer Discretionary - 10.2%
Automobile Components - 0.6%
American Axle & Manufacturing Holdings Inc (b)(c)	500,183	2,040,747
Cooper-Standard Holdings Inc (c)	110,066	2,366,419
Goodyear Tire & Rubber Co/The (c)	155,222	1,609,652
Phinia Inc	125,449	5,581,226
		11,598,044
Automobiles - 0.3%
Winnebago Industries Inc	195,270	5,662,829
Broadline Retail - 0.4%
Groupon Inc (b)(c)	240,957	8,060,012
Diversified Consumer Services - 1.3%
Adtalem Global Education Inc (c)	75,752	9,637,928
Chegg Inc (c)	530,667	642,107
Coursera Inc (c)	68,668	601,532
Graham Holdings Co Class B	4,602	4,354,274
KinderCare Learning Cos Inc (c)	128,650	1,299,365
Strategic Education Inc	55,557	4,729,567
Universal Technical Institute Inc (c)	100,672	3,411,774
		24,676,547
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants Inc (c)	42,198	1,882,031
Life Time Group Holdings Inc (c)	364,982	11,069,904
Light & Wonder Inc Class A (c)	28,889	2,780,855
Monarch Casino & Resort Inc	27,388	2,367,419
PlayAGS Inc (c)	119,475	1,492,243
Rush Street Interactive Inc Class A (c)	39,073	582,187
Shake Shack Inc Class A (c)	37,243	5,236,366
		25,411,005
Household Durables - 2.1%
Cavco Industries Inc (c)	10,415	4,524,588
Ethan Allen Interiors Inc (b)	128,955	3,591,397
Flexsteel Industries Inc	13,592	489,719
Installed Building Products Inc	6,997	1,261,699
KB Home	48,211	2,553,737
M/I Homes Inc (c)	75,070	8,416,848
Meritage Homes Corp	171,048	11,455,085
Sonos Inc (c)	140,532	1,519,151
Taylor Morrison Home Corp (c)	92,306	5,669,435
		39,481,659
Leisure Products - 0.6%
Funko Inc Class A (b)(c)	141,450	673,301
Peloton Interactive Inc Class A (c)	988,356	6,859,191
Sturm Ruger & Co Inc	73,763	2,648,092
Topgolf Callaway Brands Corp (c)	87,678	705,808
		10,886,392
Specialty Retail - 3.3%
Abercrombie & Fitch Co Class A (c)	119,804	9,925,761
Carparts Com Inc (c)	327,567	242,431
Carvana Co Class A (c)	28,922	9,745,557
EVgo Inc Class A (b)(c)	225,983	824,838
ODP Corp/The (c)	121,066	2,194,927
Petco Health & Wellness Co Inc Class A (c)	2,352,049	6,656,299
RealReal Inc/The (b)(c)	237,953	1,139,795
Sally Beauty Holdings Inc (c)	720,677	6,673,469
Sleep Number Corp (b)(c)	85,441	577,154
Sonic Automotive Inc Class A	25,843	2,065,631
Stitch Fix Inc Class A (b)(c)	432,145	1,598,937
Upbound Group Inc	340,423	8,544,617
Urban Outfitters Inc (c)	167,455	12,147,186
		62,336,602
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc (b)(c)	834,110	3,820,224
Oxford Industries Inc	27,779	1,118,105
Wolverine World Wide Inc	88,350	1,597,368
		6,535,697
TOTAL CONSUMER DISCRETIONARY		194,648,787

Consumer Staples - 2.5%
Beverages - 0.7%
Coca-Cola Consolidated Inc	54,528	6,088,051
National Beverage Corp (c)	41,162	1,779,845
Primo Brands Corp Class A	185,588	5,497,117
		13,365,013
Consumer Staples Distribution & Retail - 1.0%
Natural Grocers by Vitamin Cottage Inc	41,199	1,617,061
Sprouts Farmers Market Inc (c)	64,421	10,606,273
United Natural Foods Inc (c)	187,254	4,364,891
Weis Markets Inc (b)	3,496	253,425
		16,841,650
Food Products - 0.6%
Fresh Del Monte Produce Inc	99,102	3,212,887
Lancaster Colony Corp	3,149	544,052
Utz Brands Inc Class A	372,047	4,669,190
WK Kellogg Co (b)	227,225	3,621,967
		12,048,096
Household Products - 0.1%
Central Garden & Pet Co Class A (c)	15,195	475,451
Energizer Holdings Inc	93,338	1,881,694
		2,357,145
Personal Care Products - 0.1%
Honest Co Inc/The (c)	446,170	2,271,006
Medifast Inc (b)(c)	17,248	242,334
		2,513,340
TOTAL CONSUMER STAPLES		47,125,244

Energy - 4.0%
Energy Equipment & Services - 1.6%
Archrock Inc	59,392	1,474,703
Aris Water Solutions Inc Class A (b)	91,793	2,170,904
Bristow Group Inc (b)(c)	40,316	1,329,219
ChampionX Corp	49,439	1,228,065
Expro Group Holdings NV (c)	625,164	5,370,159
Helix Energy Solutions Group Inc (c)	311,265	1,942,294
Helmerich & Payne Inc (b)	439,033	6,655,740
Nabors Industries Ltd (b)(c)	52,325	1,466,147
Nabors Industries Ltd warrants 6/11/2026 (c)	10,764	7,104
Noble Corp PLC (b)	117,428	3,117,713
Oceaneering International Inc (c)	89,708	1,858,750
Oil States International Inc (c)	108,189	579,893
ProPetro Holding Corp (b)(c)	257,364	1,536,463
Solaris Energy Infrastructure Inc Class A (b)	22,528	637,317
Tidewater Inc (b)(c)	38,994	1,798,793
		31,173,264
Oil, Gas & Consumable Fuels - 2.4%
Berry Corp	62,777	173,892
California Resources Corp	52,037	2,376,530
Core Natural Resources Inc	31,956	2,228,611
Crescent Energy Co Class A	389,381	3,348,677
Delek US Holdings Inc	76,758	1,625,734
Dorian LPG Ltd	151,672	3,697,763
Excelerate Energy Inc Class A	150,398	4,409,670
Gulfport Energy Corp (c)	9,344	1,879,732
Kinetik Holdings Inc Class A	10,744	473,273
Murphy Oil Corp (b)	520,840	11,718,901
Riley Exploration Permian Inc (b)	51,275	1,344,943
Uranium Energy Corp (b)(c)	142,580	969,544
World Kinect Corp	381,841	10,825,193
		45,072,463
TOTAL ENERGY		76,245,727

Financials - 18.5%
Banks - 8.6%
1st Source Corp	28,360	1,760,305
Amalgamated Financial Corp (b)	58,857	1,836,338
Ameris Bancorp	128,798	8,333,231
Associated Banc-Corp	74,166	1,808,909
Atlantic Union Bankshares Corp	28,226	882,909
Axos Financial Inc (c)	146,290	11,123,892
BancFirst Corp (b)	58,258	7,201,854
Bank of Hawaii Corp (b)	118,678	8,014,325
Banner Corp	20,853	1,337,720
Byline Bancorp Inc	18,335	490,095
Cathay General Bancorp	23,613	1,075,100
Central Pacific Financial Corp	170,691	4,784,469
Community Financial System Inc	101,668	5,781,859
Community Trust Bancorp Inc	19,292	1,020,933
FB Financial Corp	157,947	7,154,999
Financial Institutions Inc	39,759	1,021,011
First Busey Corp	173,063	3,960,547
First Commonwealth Financial Corp	215,736	3,501,395
First Financial Bancorp	99,395	2,411,323
First Financial Bankshares Inc	216,261	7,781,071
First Merchants Corp	172,570	6,609,431
Flushing Financial Corp	36,154	429,510
Fulton Financial Corp	189,456	3,417,786
Hancock Whitney Corp	16,610	953,414
Lakeland Financial Corp	112,672	6,923,694
Mercantile Bank Corp	6,353	294,843
Midland States Bancorp Inc	16,703	289,296
NB Bancorp Inc (b)(c)	188,818	3,372,289
Nbt Bancorp Inc (b)	21,657	899,848
Northfield Bancorp Inc	152,051	1,745,545
Northwest Bancshares Inc	794,695	10,156,202
OceanFirst Financial Corp	121,354	2,137,044
Old National Bancorp/IN	236,766	5,052,586
Park National Corp	25,068	4,192,874
Peapack-Gladstone Financial Corp	30,949	874,309
Provident Financial Services Inc	225,914	3,960,272
Renasant Corp (b)	63,328	2,275,375
S&T Bancorp Inc	13,623	515,222
Seacoast Banking Corp of Florida (b)	30,190	833,848
Sierra Bancorp	37,804	1,122,401
Stellar Bancorp Inc	9,019	252,351
Triumph Financial Inc (c)	6,970	384,117
TrustCo Bank Corp NY	8,262	276,116
UMB Financial Corp	20,989	2,207,203
United Bankshares Inc/WV	80,626	2,937,205
United Community Banks Inc/GA	59,861	1,783,259
Univest Financial Corp	10,072	302,563
Veritex Holdings Inc	98,127	2,561,115
Washington Trust Bancorp Inc	12,935	365,802
WesBanco Inc	357,612	11,311,268
Westamerica BanCorp	18,958	918,326
		160,637,399
Capital Markets - 2.7%
Acadian Asset Management Inc	55,958	1,971,960
BGC Group Inc Class A	1,004,092	10,271,861
Federated Hermes Inc Class B	235,367	10,431,466
Oppenheimer Holdings Inc Class A	9,264	609,293
Piper Sandler Cos	21,782	6,054,089
Victory Capital Holdings Inc Class A	180,957	11,521,533
Virtus Invt Partners Inc	4,256	772,038
WisdomTree Inc (b)	843,655	9,710,469
		51,342,709
Consumer Finance - 2.3%
Dave Inc Class A (c)	49,630	13,321,188
Encore Capital Group Inc (c)	94,224	3,647,411
EZCORP Inc Class A (b)(c)	340,281	4,723,100
FirstCash Holdings Inc	50,691	6,850,382
Lendingtree Inc (c)	141,984	5,263,347
NerdWallet Inc Class A (c)	232,485	2,550,360
PROG Holdings Inc	194,523	5,709,250
Regional Management Corp	31,794	928,703
		42,993,741
Financial Services - 1.9%
Cannae Holdings Inc	37,505	781,979
Compass Diversified Holdings	185,033	1,162,007
Federal Agricultural Mortgage Corp Class C	13,297	2,583,341
Flywire Corp (c)	364,708	4,267,084
Merchants Bancorp/IN	32,041	1,059,596
Mr Cooper Group Inc (c)	31,069	4,635,806
NCR Atleos Corp (c)	31,329	893,816
NMI Holdings Inc (c)	236,223	9,966,249
Payoneer Global Inc (c)	1,470,844	10,075,282
Remitly Global Inc (c)	31,699	594,990
Repay Holdings Corp Class A (c)	80,449	387,764
Waterstone Financial Inc	43,161	596,053
		37,003,967
Insurance - 2.6%
Amerisafe Inc	43,140	1,886,512
CNO Financial Group Inc	101,133	3,901,711
Genworth Financial Inc Class A (c)	440,871	3,429,976
HCI Group Inc	27,655	4,209,091
Heritage Insurance Holdings Inc (c)	77,764	1,939,434
Horace Mann Educators Corp	64,080	2,753,518
Lemonade Inc (b)(c)	107,379	4,704,274
Oscar Health Inc Class A (b)(c)	329,011	7,053,996
Root Inc/OH Class A (c)	20,412	2,612,124
Selective Insurance Group Inc	108,732	9,421,628
Selectquote Inc (c)	367,974	875,778
Trupanion Inc (c)	120,118	6,648,531
Universal Insurance Holdings Inc	22,585	626,282
		50,062,855
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
ARMOUR Residential REIT Inc (b)	48,154	809,469
Brightspire Capital Inc Class A	73,785	372,613
Kkr Real Estate Finance Trust Inc (b)	148,110	1,298,925
Ladder Capital Corp Class A	124,081	1,333,871
Ready Capital Corp (b)	239,864	1,048,206
TPG RE Finance Trust Inc	311,887	2,407,768
		7,270,852
TOTAL FINANCIALS		349,311,523

Health Care - 14.8%
Biotechnology - 6.5%
89bio Inc (c)	207,425	2,036,914
ACADIA Pharmaceuticals Inc (c)	124,055	2,675,866
Adaptimmune Therapeutics Plc ADR (c)	123,869	29,691
Adicet Bio Inc (c)	244,002	148,841
ADMA Biologics Inc (c)	124,588	2,268,747
Agios Pharmaceuticals Inc (c)	12,929	430,019
Akebia Therapeutics Inc (c)	643,025	2,340,611
Akero Therapeutics Inc (c)	80,363	4,288,170
Alkermes PLC (c)	142,047	4,063,965
Altimmune Inc (c)	317,319	1,228,025
Amicus Therapeutics Inc (c)	318,930	1,827,469
Anika Therapeutics Inc (b)(c)	17,784	188,155
Arbutus Biopharma Corp (b)(c)	63,303	195,606
Arcellx Inc (c)	16,818	1,107,465
Arcus Biosciences Inc (c)	161,401	1,313,804
Arcutis Biotherapeutics Inc (b)(c)	106,054	1,486,877
ArriVent Biopharma Inc (c)	9,837	214,151
Arrowhead Pharmaceuticals Inc (c)	26,593	420,169
Atreca Inc Class A rights (c)(d)	1,051	0
Avidity Biosciences Inc (c)	54,287	1,541,751
Beam Therapeutics Inc (c)	25,519	434,078
Bicara Therapeutics Inc	72,495	673,479
BioCryst Pharmaceuticals Inc (c)	231,020	2,069,939
Biohaven Ltd (c)	106,754	1,506,299
Black Diamond Therapeutics Inc (b)(c)	259,178	642,761
Blueprint Medicines Corp (c)	32,304	4,140,727
Bridgebio Pharma Inc (c)	94,673	4,087,980
C4 Therapeutics Inc (b)(c)	122,922	175,778
Carisma Therapeutics Inc rights (c)(d)	304,482	3
Cartesian Therapeutics Inc rights (c)(d)	85,524	23,947
Catalyst Pharmaceuticals Inc (c)	124,792	2,707,986
Celldex Therapeutics Inc (c)	14,302	291,046
Cogent Biosciences Inc (c)	223,970	1,608,105
Crinetics Pharmaceuticals Inc (c)	38,194	1,098,459
Cytokinetics Inc (c)	57,936	1,914,205
Denali Therapeutics Inc (c)	46,815	654,942
Design Therapeutics Inc (c)	78,206	263,554
Dynavax Technologies Corp (b)(c)	150,805	1,495,986
Emergent BioSolutions Inc (b)(c)	122,649	782,501
Erasca Inc (c)	266,209	338,085
Halozyme Therapeutics Inc (c)	52,958	2,754,875
Ideaya Biosciences Inc (c)	14,131	297,034
Inhibrx Biosciences Inc (b)(c)	26,295	375,230
Insmed Inc (c)	79,743	8,025,336
Intellia Therapeutics Inc (b)(c)	167,286	1,569,143
Ironwood Pharmaceuticals Inc Class A (c)	343,807	246,578
iTeos Therapeutics Inc (c)	45,785	456,476
Jounce Therapeutics Inc rights (c)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	92,452	1,045,170
Kiniksa Pharmaceuticals International Plc Class A (c)	70,602	1,953,557
Kodiak Sciences Inc (b)(c)	184,231	687,182
Krystal Biotech Inc (c)	5,933	815,550
Kymera Therapeutics Inc (c)	15,029	655,866
Madrigal Pharmaceuticals Inc (c)	10,241	3,099,336
Mirum Pharmaceuticals Inc (c)	47,026	2,393,153
Myriad Genetics Inc (c)	276,467	1,468,040
Neurogene Inc (b)(c)	43,176	645,481
Novavax Inc (b)(c)	233,806	1,472,978
Nurix Therapeutics Inc (c)	44,483	506,661
Nuvalent Inc Class A (c)	12,003	915,829
Oncternal Therapeutics Inc rights (b)(c)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)(c)	158,666	580,718
ORIC Pharmaceuticals Inc (b)(c)	91,677	930,522
Praxis Precision Medicines Inc (c)	33,665	1,415,613
Precigen Inc (b)(c)	259,824	368,950
Protagonist Therapeutics Inc (c)	27,498	1,519,814
PTC Therapeutics Inc (c)	77,045	3,762,878
Puma Biotechnology Inc (c)	88,454	303,397
Q32 Bio Inc rights (c)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (c)	76,856	388,891
REGENXBIO Inc (b)(c)	160,541	1,318,042
Replimune Group Inc (c)	130,528	1,212,605
Revolution Medicines Inc (c)	98,707	3,631,431
Rhythm Pharmaceuticals Inc (c)	56,761	3,586,728
Rocket Pharmaceuticals Inc (c)	226,202	554,195
Sangamo Therapeutics Inc (b)(c)	328,034	177,565
Scholar Rock Holding Corp (c)	29,652	1,050,274
Soleno Therapeutics Inc (c)	30,147	2,525,716
SpringWorks Therapeutics Inc (c)	13,223	621,349
Summit Therapeutics Inc (b)(c)	20,775	442,092
Surface Oncology Inc rights (c)(d)	60,289	0
Syndax Pharmaceuticals Inc (c)	129,381	1,211,653
TG Therapeutics Inc (b)(c)	77,254	2,780,371
Tonix Pharmaceuticals Holding Corp (c)	12,750	458,745
Tourmaline Bio Inc (b)(c)	49,078	784,757
Travere Therapeutics Inc (c)	116,856	1,729,469
Twist Bioscience Corp (b)(c)	64,220	2,362,654
Upstream Bio Inc	60,647	665,904
Vanda Pharmaceuticals Inc (c)	108,926	514,131
Vaxcyte Inc (c)	65,810	2,139,483
Veracyte Inc (c)	89,394	2,416,320
Verastem Inc (c)	133,021	552,037
Vericel Corp (c)	15,994	680,545
Voyager Therapeutics Inc (c)	68,957	214,456
Xencor Inc (b)(c)	52,955	416,226
Zenas Biopharma Inc	36,484	353,530
Zentalis Pharmaceuticals Inc (c)	131,461	152,495
		123,923,188
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (c)	591,125	809,841
AngioDynamics Inc (c)	80,064	794,235
AtriCure Inc (c)	78,870	2,584,570
Avanos Medical Inc (c)	201,386	2,464,965
Axogen Inc (c)	219,017	2,376,334
Bioventus Inc (c)	215,343	1,425,571
Cerus Corp (c)	556,191	784,229
Glaukos Corp (c)	34,185	3,530,969
Haemonetics Corp (c)	18,882	1,408,786
iRhythm Technologies Inc (c)	29,233	4,500,713
LivaNova PLC (c)	25,001	1,125,545
Omnicell Inc (c)	190,084	5,588,470
Tactile Systems Technology Inc (b)(c)	60,392	612,375
Tandem Diabetes Care Inc (c)	100,844	1,879,732
Treace Medical Concepts Inc (c)	67,387	396,235
Varex Imaging Corp (c)	215,220	1,865,957
		32,148,527
Health Care Providers & Services - 4.5%
Alignment Healthcare Inc (c)	380,241	5,323,374
BrightSpring Health Services Inc (c)	228,335	5,386,423
Brookdale Senior Living Inc (c)	396,516	2,759,751
Castle Biosciences Inc (c)	23,011	469,884
GeneDx Holdings Corp Class A (c)	128,072	11,822,326
Guardant Health Inc (c)	296,824	15,446,721
HealthEquity Inc (c)	122,915	12,876,575
Hims & Hers Health Inc Class A (b)(c)	117,661	5,865,401
NeoGenomics Inc (c)	90,193	659,311
Option Care Health Inc (c)	407,024	13,220,140
PACS Group Inc (c)	167,262	2,161,025
Pediatrix Medical Group Inc (c)	197,810	2,838,574
Privia Health Group Inc (c)	114,373	2,630,579
Progyny Inc (c)	203,491	4,476,802
		85,936,886
Health Care Technology - 0.6%
Health Catalyst Inc (b)(c)	194,464	733,128
HealthStream Inc	97,068	2,685,872
Phreesia Inc (c)	191,358	5,446,049
Teladoc Health Inc (c)	268,304	2,336,928
		11,201,977
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (c)	213,721	2,489,850
Codexis Inc (b)(c)	222,524	542,959
Cytek Biosciences Inc (c)	151,338	514,549
Medpace Holdings Inc (c)	3,037	953,193
Mesa Laboratories Inc (b)	2,592	244,218
NanoString Technologies Inc (b)(c)(d)	84,939	1
OmniAb Inc (c)	119,369	207,701
Quanterix Corp (c)	99,667	662,786
		5,615,257
Pharmaceuticals - 1.2%
Amneal Intermediate Inc Class A (c)	193,007	1,561,427
Atea Pharmaceuticals Inc (c)	72,531	261,111
Avadel Pharmaceuticals PLC Class A (c)	135,936	1,203,034
Axsome Therapeutics Inc (c)	17,828	1,861,065
BioAge Labs Inc (b)	74,784	308,857
Collegium Pharmaceutical Inc (c)	37,713	1,115,173
Corcept Therapeutics Inc (b)(c)	25,862	1,898,271
Ligand Pharmaceuticals Inc (c)	18,426	2,094,668
MBX Biosciences Inc (b)(c)	46,112	526,138
Nuvation Bio Inc Class A (b)(c)	378,947	738,947
Pacira BioSciences Inc (c)	69,409	1,658,875
Phibro Animal Health Corp Class A	49,218	1,257,028
Prestige Consumer Healthcare Inc (c)	53,197	4,247,780
Supernus Pharmaceuticals Inc (c)	57,675	1,817,916
Tarsus Pharmaceuticals Inc (c)	13,001	526,671
WaVe Life Sciences Ltd (c)	82,109	533,709
Xeris Biopharma Holdings Inc (c)	230,832	1,077,985
		22,688,655
TOTAL HEALTH CARE		281,514,490

Industrials - 16.4%
Aerospace & Defense - 1.9%
AAR Corp (c)	147,475	10,144,805
Archer Aviation Inc Class A (b)(c)	428,059	4,644,440
Ducommun Inc (c)	56,559	4,673,470
Intuitive Machines Inc Class A (b)(c)	90,869	987,746
Kratos Defense & Security Solutions Inc (c)	107,351	4,986,454
National Presto Industries Inc (b)	4,013	393,113
Park Aerospace Corp	19,428	286,952
Rocket Lab Corp (b)	287,389	10,279,905
V2X Inc (c)	10,906	529,486
		36,926,371
Air Freight & Logistics - 0.1%
Hub Group Inc Class A	37,033	1,238,013
Building Products - 1.1%
Apogee Enterprises Inc	103,057	4,184,114
Gibraltar Industries Inc (c)	54,803	3,233,377
Griffon Corp	130,640	9,454,417
Resideo Technologies Inc (c)	162,103	3,575,992
Zurn Elkay Water Solutions Corp	17,723	648,130
		21,096,030
Commercial Services & Supplies - 2.1%
ABM Industries Inc	216,067	10,200,523
BrightView Holdings Inc (c)	257,263	4,283,429
Brink's Co/The	25,051	2,236,804
CECO Environmental Corp (c)	149,395	4,229,372
Healthcare Services Group Inc (c)	114,718	1,724,212
Interface Inc	122,571	2,565,411
OPENLANE Inc (c)	265,127	6,482,355
Pitney Bowes Inc	389,491	4,249,347
Steelcase Inc Class A	43,408	452,745
UniFirst Corp/MA	16,403	3,087,373
		39,511,571
Construction & Engineering - 2.7%
Arcosa Inc	99,062	8,589,666
Comfort Systems USA Inc	20,046	10,748,866
Dycom Industries Inc (c)	15,031	3,673,426
EMCOR Group Inc	20,709	11,077,037
Granite Construction Inc	22,754	2,127,727
Limbach Holdings Inc (b)(c)	13,676	1,916,008
MYR Group Inc (c)	13,112	2,379,172
Primoris Services Corp	25,254	1,968,297
Sterling Infrastructure Inc (c)	28,083	6,479,591
		48,959,790
Electrical Equipment - 1.7%
Bloom Energy Corp Class A (b)(c)	200,810	4,803,375
EnerSys	138,840	11,908,307
LSI Industries Inc	77,575	1,319,550
NEXTracker Inc Class A (c)	67,541	3,672,204
NuScale Power Corp Class A (b)(c)	44,528	1,761,528
Preformed Line Products Co	12,620	2,016,802
Thermon Group Holdings Inc (c)	51,620	1,449,490
Vicor Corp (c)	122,916	5,575,470
		32,506,726
Ground Transportation - 0.5%
ArcBest Corp	68,098	5,244,227
Marten Transport Ltd	354,932	4,610,567
		9,854,794
Machinery - 2.1%
Atmus Filtration Technologies Inc	35,704	1,300,340
Chart Industries Inc (c)	19,001	3,128,515
Enerpac Tool Group Corp Class A	21,737	881,653
ESCO Technologies Inc	19,862	3,810,922
Federal Signal Corp	113,461	12,074,520
Franklin Electric Co Inc	7,359	660,397
Gorman-Rupp Co/The	9,317	342,120
Hillman Solutions Corp Class A (c)	526,569	3,759,703
Hurco Cos Inc (c)	12,537	236,948
Hyster-Yale Inc Class A	48,882	1,944,526
Kennametal Inc	25,933	595,422
L B Foster Co Class A (c)	12,275	268,453
Proto Labs Inc (c)	60,497	2,422,300
SPX Technologies Inc (c)	21,044	3,528,658
Tennant CO	6,812	527,794
Trinity Industries Inc	157,336	4,249,645
		39,731,916
Passenger Airlines - 0.8%
Allegiant Travel Co (b)(c)	33,156	1,821,922
Joby Aviation Inc Class A (b)(c)	104,539	1,102,886
SkyWest Inc (c)	125,674	12,940,652
		15,865,460
Professional Services - 1.2%
Barrett Business Services Inc	76,941	3,207,670
CRA International Inc	9,405	1,762,215
ExlService Holdings Inc (c)	125,750	5,506,593
Kelly Services Inc Class A	78,520	919,469
Maximus Inc	137,706	9,666,961
Planet Labs PBC Class A (c)	261,475	1,594,998
Willdan Group Inc (c)	8,938	558,714
		23,216,620
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc	14,985	3,483,263
Boise Cascade Co	28,940	2,512,571
DNOW Inc (c)	214,630	3,182,963
DXP Enterprises Inc/TX (c)	102,390	8,974,484
FTAI Aviation Ltd	84,485	9,719,154
GATX Corp	10,885	1,671,501
Global Industrial Co	24,536	662,717
GMS Inc (c)	9,448	1,027,470
McGrath RentCorp	5,757	667,582
Mrc Global Inc (c)	68,978	945,688
Rush Enterprises Inc Class A	129,230	6,656,637
Xometry Inc Class A (c)	83,797	2,831,501
		42,335,531
TOTAL INDUSTRIALS		311,242,822

Information Technology - 14.6%
Communications Equipment - 1.1%
Applied Optoelectronics Inc (c)	24,199	621,672
Calix Inc (c)	39,926	2,123,664
CommScope Holding Co Inc (c)	781,106	6,467,558
Extreme Networks Inc (c)	234,459	4,208,539
Harmonic Inc (c)	25,833	244,638
NetScout Systems Inc (c)	196,252	4,869,012
Viavi Solutions Inc (c)	326,336	3,286,204
		21,821,287
Electronic Equipment, Instruments & Components - 2.8%
Arlo Technologies Inc (c)	346,163	5,870,924
Benchmark Electronics Inc (b)	182,093	7,070,671
Daktronics Inc (b)(c)	89,672	1,355,841
Evolv Technologies Holdings Inc Class A (c)	84,978	530,263
Itron Inc (c)	69,302	9,122,222
Kimball Electronics Inc (c)	53,958	1,037,612
Mirion Technologies Inc Class A (c)	141,606	3,048,777
PC Connection Inc	52,841	3,475,881
Plexus Corp (c)	61,748	8,355,122
Sanmina Corp (c)	126,370	12,362,778
Vishay Intertechnology Inc	40,405	641,631
		52,871,722
IT Services - 0.1%
Fastly Inc Class A (c)	217,870	1,538,162
Semiconductors & Semiconductor Equipment - 2.5%
ACM Research Inc Class A (c)	166,841	4,321,182
Ambarella Inc (c)	179,437	11,854,505
Axcelis Technologies Inc (b)(c)	28,006	1,951,738
CEVA Inc (c)	18,005	395,750
Credo Technology Group Holding Ltd (c)	138,214	12,797,234
Diodes Inc (c)	23,282	1,231,385
MaxLinear Inc Class A (c)	556,580	7,909,002
PDF Solutions Inc (c)	104,455	2,233,248
Power Integrations Inc	17,788	994,349
Rigetti Computing Inc Class A (b)(c)	27,559	326,850
Semtech Corp (c)	33,504	1,512,371
Silicon Laboratories Inc (c)	5,376	792,207
Veeco Instruments Inc (b)(c)	43,356	880,994
		47,200,815
Software - 7.4%
8x8 Inc (c)	894,894	1,753,992
ACI Worldwide Inc (c)	68,425	3,141,392
Airship AI Holdings Inc Class A (b)(c)	129,390	762,107
Alarm.com Holdings Inc (c)	129,082	7,302,169
Appian Corp Class A (c)	178,543	5,331,294
Asana Inc Class A (c)	532,963	7,195,001
Aurora Innovation Inc Class A (b)(c)	471,828	2,472,379
Blackbaud Inc (c)	103,819	6,666,218
Braze Inc Class A (c)	15,842	445,160
Clear Secure Inc Class A (b)	411,818	11,432,068
Clearwater Analytics Holdings Inc Class A (c)	39,524	866,761
Commvault Systems Inc (c)	50,908	8,874,792
Core Scientific Inc (c)	89,158	1,521,927
Domo Inc Class B (c)	231,002	3,227,098
Intapp Inc (c)	184,376	9,517,489
Jamf Holding Corp (c)	70,788	673,194
LivePerson Inc (b)(c)	684,717	691,564
LiveRamp Holdings Inc (c)	329,043	10,871,581
Meridianlink Inc (b)(c)	22,484	364,915
PagerDuty Inc (c)	445,088	6,800,945
Progress Software Corp	51,566	3,291,973
PROS Holdings Inc (c)	214,526	3,359,477
Q2 Holdings Inc (c)	152,939	14,313,561
Qualys Inc (c)	24,057	3,437,024
Rapid7 Inc (c)	76,690	1,773,840
SoundHound AI Inc Class A (b)(c)	100,438	1,077,700
Sprinklr Inc Class A (c)	238,527	2,017,938
Sprout Social Inc Class A (b)(c)	196,396	4,106,640
Tenable Holdings Inc (c)	370,680	12,521,570
Upland Software Inc (c)	66,708	130,080
Weave Communications Inc (c)	68,666	571,301
Xperi Inc (c)	244,745	1,935,933
Yext Inc (c)	283,449	2,409,317
		140,858,400
Technology Hardware, Storage & Peripherals - 0.7%
CompoSecure Inc Class A (b)(c)	46,385	653,565
Diebold Nixdorf Inc (c)	79,707	4,415,768
Immersion Corp (b)	250,850	1,976,698
IonQ Inc (b)(c)	129,600	5,568,912
Quantum Computing Inc (c)	29,219	560,128
		13,175,071
TOTAL INFORMATION TECHNOLOGY		277,465,457

Materials - 5.4%
Chemicals - 2.1%
American Vanguard Corp (c)	121,706	477,088
Balchem Corp	37,392	5,952,806
Hawkins Inc	23,995	3,409,690
HB Fuller Co	181,900	10,941,285
Minerals Technologies Inc	102,695	5,655,414
PureCycle Technologies Inc (c)	28,855	395,313
Sensient Technologies Corp	127,300	12,541,596
Trinseo PLC (b)	72,513	226,240
		39,599,432
Construction Materials - 0.2%
United States Lime & Minerals Inc	37,473	3,739,805
Containers & Packaging - 0.3%
Myers Industries Inc	92,582	1,341,513
O-I Glass Inc (c)	313,842	4,626,031
		5,967,544
Metals & Mining - 2.8%
Carpenter Technology Corp	37,949	10,488,345
Coeur Mining Inc (c)	1,572,947	13,936,310
Commercial Metals Co	230,221	11,260,109
Hecla Mining Co	1,349,942	8,086,153
Olympic Steel Inc	42,228	1,376,211
SunCoke Energy Inc	758,239	6,513,273
Worthington Steel Inc	26,471	789,630
		52,450,031
TOTAL MATERIALS		101,756,812

Real Estate - 5.3%
Diversified REITs - 0.4%
American Assets Trust Inc	172,848	3,413,748
Broadstone Net Lease Inc Class A	210,632	3,380,644
		6,794,392
Health Care REITs - 1.4%
American Healthcare REIT Inc	11,399	418,799
CareTrust REIT Inc	457,561	14,001,367
Community Healthcare Trust Inc	70,762	1,176,772
Global Medical REIT Inc	172,669	1,196,596
Healthpeak Properties Inc	524,420	9,182,594
LTC Properties Inc	13,457	465,747
Universal Health Realty Income Trust	13,140	525,206
		26,967,081
Hotel & Resort REITs - 0.1%
Sunstone Hotel Investors Inc	193,594	1,680,395
Industrial REITs - 0.0%
Terreno Realty Corp	14,597	818,453
Office REITs - 0.5%
Brandywine Realty Trust	96,461	413,818
COPT Defense Properties	145,206	4,004,781
Easterly Government Properties Inc	37,488	832,234
Empire State Realty Trust Inc Class A	497,400	4,023,966
Hudson Pacific Properties Inc (c)	251,980	690,425
		9,965,224
Real Estate Management & Development - 1.1%
Anywhere Real Estate Inc (c)	618,027	2,237,258
Compass Inc Class A (c)	1,404,229	8,818,558
Cushman & Wakefield PLC (c)	480,402	5,318,050
eXp World Holdings Inc (b)	407,161	3,705,165
Opendoor Technologies Inc Class A (b)(c)	625,628	333,460
RE/MAX Holdings Inc Class A (c)	26,816	219,355
		20,631,846
Residential REITs - 0.2%
Centerspace	15,003	903,031
Elme Communities	57,574	915,427
NexPoint Residential Trust Inc	9,833	327,635
Veris Residential Inc	61,956	922,525
		3,068,618
Retail REITs - 1.1%
Alexander's Inc	2,102	473,623
CBL & Associates Properties Inc	13,986	355,104
Kite Realty Group Trust	141,696	3,209,414
Macerich Co/The	248,907	4,027,315
Phillips Edison & Co Inc	312,084	10,932,303
Urban Edge Properties	50,107	934,997
Whitestone REIT	123,298	1,538,759
		21,471,515
Specialized REITs - 0.5%
Outfront Media Inc	568,603	9,279,601
TOTAL REAL ESTATE		100,677,125

Utilities - 2.5%
Electric Utilities - 0.3%
ALLETE Inc	13,749	880,898
Oklo Inc Class A (c)	59,046	3,305,986
TXNM Energy Inc	31,170	1,755,494
		5,942,378
Gas Utilities - 1.3%
New Jersey Resources Corp	156,713	7,023,877
Northwest Natural Holding Co (b)	11,322	449,710
Southwest Gas Holdings Inc	170,836	12,708,490
Spire Inc	57,694	4,211,085
		24,393,162
Independent Power and Renewable Electricity Producers - 0.2%
Hallador Energy Co (c)	206,077	3,262,199
Multi-Utilities - 0.6%
Avista Corp	209,138	7,936,787
Black Hills Corp	18,210	1,021,581
Northwestern Energy Group Inc	32,551	1,669,866
		10,628,234
Water Utilities - 0.1%
American States Water Co	7,894	605,154
Consolidated Water Co Ltd (b)	12,555	376,901
H2O America	35,552	1,847,638
		2,829,693
TOTAL UTILITIES		47,055,666

TOTAL UNITED STATES		1,839,197,192
TOTAL COMMON STOCKS (Cost $1,858,976,183)		1,866,095,932

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25	80,000	79,916
US Treasury Bills 0% 7/17/2025	4.26	1,560,000	1,557,130
US Treasury Bills 0% 8/21/2025	4.28 to 4.29	450,000	447,247
US Treasury Bills 0% 9/25/2025 (f)	4.23	3,100,000	3,068,971
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,153,287)			5,153,264

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	26,706,784	26,712,125
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	107,224,840	107,235,562
TOTAL MONEY MARKET FUNDS (Cost $133,947,687)			133,947,687

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $1,998,077,157)	2,005,196,883
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(106,173,842)
NET ASSETS - 100.0%	1,899,023,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	246	Sep 2025	26,957,910	849,473	849,473

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,311,629.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,391,601	245,272,559	249,952,035	877,330	-	-	26,712,125	26,706,784	0.1%
Fidelity Securities Lending Cash Central Fund	29,678,010	494,383,224	416,825,671	337,018	-	(1)	107,235,562	107,224,840	0.4%
Total	61,069,611	739,655,783	666,777,706	1,214,348	-	(1)	133,947,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,153,539	52,153,539	-	-
Consumer Discretionary	194,648,787	194,648,787	-	-
Consumer Staples	47,125,244	47,125,244	-	-
Energy	80,558,105	80,558,105	-	-
Financials	354,098,770	354,098,770	-	-
Health Care	285,269,949	285,245,997	-	23,952
Industrials	315,662,608	315,662,608	-	-
Information Technology	287,089,327	287,089,327	-	-
Materials	101,756,812	101,756,812	-	-
Real Estate	100,677,125	100,677,125	-	-
Utilities	47,055,666	47,055,666	-	-

U.S. Treasury Obligations	5,153,264	-	5,153,264	-

Money Market Funds	133,947,687	133,947,687	-	-
Total Investments in Securities:	2,005,196,883	2,000,019,667	5,153,264	23,952
Derivative Instruments:

Assets
Futures Contracts	849,473	849,473	-	-
Total Assets	849,473	849,473	-	-
Total Derivative Instruments:	849,473	849,473	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	849,473	0
Total Equity Risk	849,473	0
Total Value of Derivatives	849,473	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $110,742,759) - See accompanying schedule:
Unaffiliated issuers (cost $1,864,129,470)	$1,871,249,196
Fidelity Central Funds (cost $133,947,687)	133,947,687

Total Investment in Securities (cost $1,998,077,157)		$2,005,196,883
Cash		940,618
Dividends receivable		1,347,218
Distributions receivable from Fidelity Central Funds		95,815
Receivable for daily variation margin on futures contracts		35,670
Total assets		2,007,616,204
Liabilities
Payable for investments purchased	$935,660
Accrued management fee	428,086
Collateral on securities loaned	107,229,417
Total liabilities		108,593,163
Net Assets		$1,899,023,041
Net Assets consist of:
Paid in capital		$1,995,592,618
Total accumulated earnings (loss)		(96,569,577)
Net Assets		$1,899,023,041
Net Asset Value, offering price and redemption price per share ($1,899,023,041 ÷ 59,421,356 shares)		$31.96
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends	$15,717,412
Interest	106,344
Income from Fidelity Central Funds (including $337,018 from security lending)	1,214,348
Total income	17,038,104
Expenses
Management fee	$3,895,750
Independent trustees' fees and expenses	4,919
Total expenses before reductions	3,900,669
Expense reductions	(5,614)
Total expenses after reductions	3,895,055
Net Investment income (loss)	13,143,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(75,551,226)
Redemptions in-kind	135,859,865
Futures contracts	(1,494,935)
Total net realized gain (loss)	58,813,704
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45,591,563)
Fidelity Central Funds	(1)
Futures contracts	688,754
Total change in net unrealized appreciation (depreciation)	(44,902,810)
Net gain (loss)	13,910,894
Net increase (decrease) in net assets resulting from operations	$27,053,943
Statement of Changes in Net Assets

	Year ended June 30, 2025	Four months ended June 30, 2024	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,143,049	$2,182,494	$4,649,534
Net realized gain (loss)	58,813,704	28,074,517	32,794,589
Change in net unrealized appreciation (depreciation)	(44,902,810)	(29,968,000)	27,704,246
Net increase (decrease) in net assets resulting from operations	27,053,943	289,011	65,148,369
Distributions to shareholders	(16,951,185)	(2,247,305)	(4,715,442)

Share transactions
Proceeds from sales of shares	1,986,137,502	113,489,919	117,577,525
Reinvestment of distributions	-	-	4,092,903
Cost of shares redeemed	(671,389,675)	(43,439,075)	(261,496,096)

Net increase (decrease) in net assets resulting from share transactions	1,314,747,827	70,050,844	(139,825,668)
Total increase (decrease) in net assets	1,324,850,585	68,092,550	(79,392,741)

Net Assets
Beginning of period	574,172,456	506,079,906	585,472,647
End of period	$1,899,023,041	$574,172,456	$506,079,906

Other Information
Shares
Sold	61,600,000	3,900,000	4,564,341
Issued in reinvestment of distributions	-	-	163,135
Redeemed	(21,900,000)	(1,500,000)	(10,287,720)
Net increase (decrease)	39,700,000	2,400,000	(5,560,244)

See Organization and Prior Fiscal Year Reorganization information note regarding reorganization from mutual fund to exchange traded fund for the fiscal year ended February 29, 2024.

Share activity is further described in Organization and Prior Fiscal Year Reorganization information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
Financial Highlights
Fidelity® Enhanced Small Cap ETF

Years ended June 30,	2025	2024 A	2024 B,C	2023 B,D	2022 B,D	2021 B,D
Selected Per-Share Data
Net asset value, beginning of period	$29.11	$29.22	$25.58	$27.53	$34.05	$22.27
Income from Investment Operations
Net investment income (loss) E,F	.30	.11	.22	.24	.14	.16
Net realized and unrealized gain (loss)	2.95	(.10)	3.65	(.99)	(.40)	11.80
Total from investment operations	3.25	.01	3.87	(.75)	(.26)	11.96
Distributions from net investment income	(.40)	(.12)	(.23)	(.22)	(.14)	(.18)
Distributions from net realized gain	-	-	-	(1.00)	(6.12)	-
Total distributions	(.40)	(.12)	(.23)	(1.20) G	(6.26)	(.18)
Net asset value, end of period	$31.96	$29.11	$29.22	$25.58	$27.53	$34.05
Total Return H,I,J	11.19%	.06%	15.26%	(2.62)%	(1.64)%	53.78%
Ratios to Average Net Assets F,K,L
Expenses before reductions	.28%	.28% M,N	.48%	.55%	.63%	.64%
Expenses net of fee waivers, if any	.28%	.28% M,N	.48%	.55%	.63%	.64%
Expenses net of all reductions, if any	.28%	.28% M,N	.48%	.55%	.63%	.64%
Net investment income (loss)	.95%	1.20% M,N	.87%	.94%	.41%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,899,023	$574,172	$506,080	$585,473	$655,168	$689,131
Portfolio turnover rate O	73 % P	71% N,P	97% P	98%	96%	44%

AFor the four month period ended June 30. The Fund changed its fiscal year end from February 29 to June 30, effective March 1, 2024.
BAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
CFor the year ended February 29.
DFor the year ended February 28.
ECalculated based on average shares outstanding during the period.
FNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JBased on net asset value.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MProxy expenses are not annualized.
NAnnualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
PPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Enhanced Small Cap ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective March 1, 2024 the Fund's fiscal year-end changed from February 28 to June 30. Accordingly, the Fund's financial statements and related notes include information as of the one year period ended June 30, 2025, the four month period ended June 30, 2024, and the one year period ended February 29, 2024, as applicable.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3 Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$188,731,380
Gross unrealized depreciation	(185,686,008)
Net unrealized appreciation (depreciation)	$3,045,372
Tax Cost	$2,002,151,511

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(97,694,871)
Net unrealized appreciation (depreciation) on securities and other investments	$3,045,372

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(83,785,703)
Long-term	(13,909,168)
Total capital loss carryforward	$(97,694,871)

The Fund intends to elect to defer to its next fiscal year $1,920,079 of ordinary losses recognized during the period January 1, 2025 to June 30, 2025.

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024	February 29, 2024
Ordinary Income	$16,951,185	$2,247,305	$4,715,442

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Enhanced Small Cap ETF	18,065,320

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Small Cap ETF	2,015,148,232	937,396,088

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced Small Cap ETF	886,117,923	645,316,021
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .28% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced Small Cap ETF	98,354

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Small Cap ETF	95,744,307	42,033,946	(4,193,465)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced Small Cap ETF	36,126	1,268	27,681

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Enhanced Small Cap ETF	5,993,091
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,614.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On November 17, 2023, Fidelity Small Cap Enhanced Index Fund (Predecessor Fund) reorganized into a newly created Fidelity Enhanced Small Cap ETF (ETF) pursuant an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Small Cap Enhanced Index Fund	510,635,061	30,515,551	511,993,789	20,479,785	.5077880000

Acquiring ETF	Net Assets $	Total net assets after the acquisition $
Fidelity Enhanced Small Cap ETF	25	511,993,814

Pro forma results of operations of the combined entity for the entire period ended February 29, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,714,131
Total net realized gain (loss)	32,794,589
Total change in net unrealized appreciation (depreciation)	27,704,246
Net increase (decrease) in net assets resulting from operations	$66,212,966

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since November 17, 2023.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Enhanced Small Cap ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Enhanced Small Cap ETF (one of the funds constituting Fidelity Covington Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025 and the statement of changes in net assets for the year ended June 30, 2025, the period March 1, 2024 through June 30, 2024 and the year ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year ended June 30, 2025, the changes in its net assets for the year ended June 30, 2025, the period March 1, 2024 through June 30, 2024 and for the year ended February 29, 2024, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $780,926 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 39%, 51%, 69%, and 69% of the dividends distributed in September, December, March, and June respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 49.89%, 64.77%, 64.89%, and 64.89% of the dividends distributed September, December, March, and June respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 32.71%, 12.64%, 27.09%, and 27.09% of the dividends distributed in September, December, March, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced Small Cap ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of FMR, and also considered the FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contract and under a separate agreement covering pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Adviser the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group). The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through May 31, 2026.

1.9910154.102
CPE-ANN-0825
Fidelity® Enhanced Emerging Markets ETF
Fidelity® Enhanced U.S. All-Cap Equity ETF

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced Emerging Markets ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 5.4%
Consumer Staples - 1.0%
Beverages - 0.7%
Ambev SA	32,300	79,188
Food Products - 0.3%
BRF SA ADR	10,089	36,825
TOTAL CONSUMER STAPLES		116,013

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro SA - Petrobras	18,500	106,851
Financials - 1.5%
Banks - 0.9%
Itau Unibanco Holding SA	8,800	59,848
NU Holdings Ltd/Cayman Islands Class A (b)	2,698	37,017
		96,865
Insurance - 0.6%
BB Seguridade Participacoes SA	10,200	67,210
TOTAL FINANCIALS		164,075

Industrials - 1.2%
Aerospace & Defense - 1.0%
Embraer SA ADR	1,875	106,706
Electrical Equipment - 0.2%
WEG SA	3,500	27,559
TOTAL INDUSTRIALS		134,265

Utilities - 0.7%
Water Utilities - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,000	87,706
TOTAL BRAZIL		608,910
CHILE - 1.3%
Consumer Discretionary - 1.0%
Broadline Retail - 0.5%
Falabella SA	10,148	53,919
Specialty Retail - 0.5%
Empresas Copec SA	8,000	54,477
TOTAL CONSUMER DISCRETIONARY		108,396

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	4,605	15,669
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	926,374	18,754
TOTAL CHILE		142,819
CHINA - 31.1%
Communication Services - 7.4%
Entertainment - 2.0%
Kingsoft Corp Ltd	13,200	68,775
Netease Inc	5,400	145,147
Tencent Music Entertainment Group Class A ADR	716	13,955
		227,877
Interactive Media & Services - 4.9%
Tencent Holdings Ltd	8,600	551,061
Wireless Telecommunication Services - 0.5%
China United Network Communications Ltd A Shares (China)	75,400	56,204
TOTAL COMMUNICATION SERVICES		835,142

Consumer Discretionary - 10.5%
Automobile Components - 0.2%
Ningbo Tuopu Group Co Ltd A Shares (China)	3,700	24,404
Automobiles - 2.6%
BYD Co Ltd H Shares	9,000	140,447
Geely Automobile Holdings Ltd	37,000	75,226
Seres Group Co Ltd A Shares (China)	3,400	63,749
		279,422
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	24,600	344,089
JD.com Inc A Shares	6,100	99,388
PDD Holdings Inc Class A ADR (b)	289	30,246
		473,723
Hotels, Restaurants & Leisure - 2.1%
Meituan B Shares (b)(c)(d)	9,100	145,253
Trip.com Group Ltd	1,550	90,039
		235,292
Specialty Retail - 1.3%
Pop Mart International Group Ltd (c)(d)	4,400	149,433
TOTAL CONSUMER DISCRETIONARY		1,162,274

Consumer Staples - 0.5%
Beverages - 0.5%
Beijing Yanjing Brewery Co Ltd A Shares (China)	33,300	60,103
Energy - 0.9%
Energy Equipment & Services - 0.2%
CNOOC Energy Technology & Services Ltd A Shares (China)	44,100	25,116
Oil, Gas & Consumable Fuels - 0.7%
PetroChina Co Ltd H Shares	83,600	71,886
TOTAL ENERGY		97,002

Financials - 2.6%
Banks - 0.6%
China Construction Bank Corp H Shares	44,700	45,099
Huaxia Bank Co Ltd A Shares (China)	17,500	19,323
		64,422
Capital Markets - 0.2%
China Galaxy Securities Co Ltd H Shares	14,000	15,748
Huatai Securities Co Ltd H Shares (c)(d)	6,600	13,367
		29,115
Consumer Finance - 0.7%
Qifu Technology Inc Class A ADR	1,792	77,701
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	7,000	16,800
People's Insurance Co Group of China Ltd/The A Shares (China)	16,900	20,547
People's Insurance Co Group of China Ltd/The H Shares	107,000	81,376
		118,723
TOTAL FINANCIALS		289,961

Health Care - 2.8%
Biotechnology - 1.9%
BeOne Medicines Ltd H Shares (b)	4,400	82,843
Innovent Biologics Inc (b)(c)(d)	12,500	124,842
		207,685
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd A Shares (China)	4,700	45,630
Pharmaceuticals - 0.6%
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	8,900	64,478
TOTAL HEALTH CARE		317,793

Industrials - 2.9%
Air Freight & Logistics - 0.6%
JD Logistics Inc (b)(c)(d)	42,500	71,141
Electrical Equipment - 1.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,500	52,811
Shanghai Electric Group Co Ltd A Shares (China) (b)	57,400	59,212
		112,023
Machinery - 0.8%
CRRC Corp Ltd A Shares (China)	65,700	64,564
Yutong Bus Co Ltd A Shares (China)	6,400	22,209
		86,773
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	7,000	12,163
Passenger Airlines - 0.4%
China Southern Airlines Co Ltd A Shares (China) (b)	54,000	44,473
TOTAL INDUSTRIALS		326,573

Information Technology - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Xiaomi Corp B Shares (b)(c)(d)	29,600	226,055
Materials - 0.6%
Construction Materials - 0.3%
China National Building Material Co Ltd H Shares	60,000	28,662
Metals & Mining - 0.3%
China Hongqiao Group Ltd	16,500	37,793
TOTAL MATERIALS		66,455

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
KE Holdings Inc ADR	2,023	35,888
Utilities - 0.6%
Water Utilities - 0.6%
Guangdong Investment Ltd	84,000	70,197
TOTAL CHINA		3,487,443
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	2,174	3,695
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	15,597	53,574
HUNGARY - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
MOL Hungarian Oil & Gas PLC Class A	8,923	77,695
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	1,271	101,529
TOTAL HUNGARY		179,224
INDIA - 15.0%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Mahindra & Mahindra Ltd GDR (d)	4,910	179,706
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd GDR (c)	278	19,404
Financials - 8.1%
Banks - 8.1%
Axis Bank Ltd GDR (d)	1,963	136,232
HDFC Bank Ltd ADR	4,401	337,425
ICICI Bank Ltd ADR	8,458	284,527
State Bank of India GDR (d)	1,579	150,479
		908,663
Health Care - 1.5%
Pharmaceuticals - 1.5%
Dr Reddy's Laboratories Ltd ADR	11,459	172,229
Industrials - 0.4%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd GDR (d)	1,086	46,481
Information Technology - 3.2%
IT Services - 3.2%
Infosys Ltd ADR	11,322	209,797
Wipro Ltd ADR	47,684	144,005
		353,802
TOTAL INDIA		1,680,285
INDONESIA - 0.8%
Consumer Staples - 0.6%
Food Products - 0.6%
Indofood Sukses Makmur Tbk PT	138,100	69,114
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
United Tractors Tbk PT	15,100	19,950
TOTAL INDONESIA		89,064
KOREA (SOUTH) - 12.1%
Communication Services - 1.1%
Interactive Media & Services - 0.6%
NAVER Corp	330	64,017
Wireless Telecommunication Services - 0.5%
SK Telecom Co Ltd	1,428	59,836
TOTAL COMMUNICATION SERVICES		123,853

Consumer Discretionary - 1.6%
Automobile Components - 1.5%
Hankook Tire & Technology Co Ltd	2,508	73,674
Hyundai Mobis Co Ltd	425	90,142
		163,816
Automobiles - 0.1%
Kia Corp	235	16,828
TOTAL CONSUMER DISCRETIONARY		180,644

Financials - 1.4%
Capital Markets - 1.3%
Korea Investment Holdings Co Ltd	440	45,393
NH Investment & Securities Co Ltd	6,455	95,359
		140,752
Insurance - 0.1%
DB Insurance Co Ltd	36	3,280
Samsung Life Insurance Co Ltd	105	9,886
		13,166
TOTAL FINANCIALS		153,918

Industrials - 2.4%
Aerospace & Defense - 0.9%
Hanwha Aerospace Co Ltd	169	105,910
Machinery - 1.1%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	442	119,552
Passenger Airlines - 0.4%
Korean Air Lines Co Ltd	2,740	46,369
TOTAL INDUSTRIALS		271,831

Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 2.4%
SK Hynix Inc	1,208	260,678
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	5,259	232,411
TOTAL INFORMATION TECHNOLOGY		493,089

Utilities - 1.1%
Electric Utilities - 1.1%
Korea Electric Power Corp	4,435	128,807
TOTAL KOREA (SOUTH)		1,352,142
MALAYSIA - 1.1%
Financials - 1.0%
Banks - 1.0%
AMMB Holdings Bhd	20,600	24,943
Malayan Banking Bhd	34,700	79,912
		104,855
Materials - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd	17,500	14,500
TOTAL MALAYSIA		119,355
MEXICO - 1.3%
Consumer Staples - 1.3%
Beverages - 1.3%
Arca Continental SAB de CV	7,500	79,271
Coca-Cola Femsa SAB de CV unit	6,500	62,982

TOTAL MEXICO		142,253
PHILIPPINES - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Jollibee Foods Corp	4,100	15,730
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	11,210	81,834
TOTAL PHILIPPINES		97,564
POLAND - 1.1%
Financials - 1.1%
Banks - 0.3%
Bank Polska Kasa Opieki SA	681	34,954
Insurance - 0.8%
Powszechny Zaklad Ubezpieczen SA	5,269	92,096
TOTAL POLAND		127,050
QATAR - 0.1%
Financials - 0.1%
Banks - 0.1%
Qatar Islamic Bank QPSC	3,823	23,257
SAUDI ARABIA - 1.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	1,299	4,343
Energy - 0.1%
Energy Equipment & Services - 0.1%
Ades Holding Co	3,068	11,207
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co (c)(d)	829	5,376
TOTAL ENERGY		16,583

Financials - 1.6%
Banks - 1.5%
Al Rajhi Bank	3,966	100,036
Saudi Awwal Bank	683	6,137
Saudi National Bank/The	5,090	49,020
		155,193
Capital Markets - 0.1%
Saudi Tadawul Group Holding Co	350	16,462
TOTAL FINANCIALS		171,655

Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	12	171
TOTAL SAUDI ARABIA		192,752
SOUTH AFRICA - 2.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	35,169	54,093
Financials - 0.4%
Banks - 0.3%
Absa Group Ltd	3,751	37,290
Insurance - 0.1%
Discovery Ltd	877	10,641
TOTAL FINANCIALS		47,931

Materials - 1.2%
Chemicals - 0.3%
Sasol Ltd (b)	7,584	33,740
Metals & Mining - 0.9%
Gold Fields Ltd ADR	1,054	24,948
Harmony Gold Mining Co Ltd	5,346	73,925
		98,873
TOTAL MATERIALS		132,613

TOTAL SOUTH AFRICA		234,637
TAIWAN - 19.0%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pou Chen Corp (b)	28,000	29,659
Consumer Staples - 0.5%
Food Products - 0.5%
Uni-President Enterprises Corp	20,000	55,443
Financials - 2.1%
Banks - 1.0%
CTBC Financial Holding Co Ltd	75,000	112,170
Financial Services - 0.2%
Yuanta Financial Holding Co Ltd	17,000	19,869
Insurance - 0.9%
Cathay Financial Holding Co Ltd	10,000	21,493
Fubon Financial Holding Co Ltd	26,000	77,682
		99,175
TOTAL FINANCIALS		231,214

Industrials - 0.6%
Marine Transportation - 0.6%
Evergreen Marine Corp Taiwan Ltd	9,000	61,296
Passenger Airlines - 0.0%
China Airlines Ltd	4,000	2,957
TOTAL INDUSTRIALS		64,253

Information Technology - 14.9%
Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics Inc	8,000	113,077
Hon Hai Precision Industry Co Ltd	8,000	44,081
		157,158
Semiconductors & Semiconductor Equipment - 12.8%
ASE Technology Holding Co Ltd	16,000	80,769
MediaTek Inc	3,000	128,341
Realtek Semiconductor Corp	5,000	97,026
Taiwan Semiconductor Manufacturing Co Ltd	31,000	1,124,611
		1,430,747
Technology Hardware, Storage & Peripherals - 0.7%
Asustek Computer Inc	2,000	44,081
Compal Electronics Inc	36,000	35,730
		79,811
TOTAL INFORMATION TECHNOLOGY		1,667,716

Materials - 0.7%
Construction Materials - 0.7%
Asia Cement Corp	44,000	64,226
TCC Group Holdings Co Ltd	17,000	14,836
		79,062
TOTAL TAIWAN		2,127,347
THAILAND - 1.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL depository receipt	300	2,570
Consumer Staples - 0.6%
Food Products - 0.6%
Charoen Pokphand Foods PCL depository receipt	97,800	69,309
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT PCL depository receipt	20,300	18,764
Financials - 0.2%
Banks - 0.2%
Krung Thai Bank PCL depository receipt	33,100	21,723
TOTAL THAILAND		112,366
TURKEY - 0.5%
Financials - 0.3%
Banks - 0.3%
Turkiye Is Bankasi AS Class C	102,815	34,472
Industrials - 0.2%
Passenger Airlines - 0.2%
Turk Hava Yollari AO	2,774	19,750
TOTAL TURKEY		54,222
UNITED ARAB EMIRATES - 1.6%
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Aldar Properties PJSC	32,000	77,722
Emaar Properties PJSC	27,961	103,542

TOTAL UNITED ARAB EMIRATES		181,264
UNITED STATES - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	5,050	73,781
TOTAL COMMON STOCKS (Cost $9,676,060)		11,083,004

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (f) (Cost $19,978)	4.26	20,000	19,979

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $70,825)	4.32	70,811	70,825

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $9,766,863)	11,173,808
NET OTHER ASSETS (LIABILITIES) - 0.4%	44,048
NET ASSETS - 100.0%	11,217,856

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Sep 2025	61,675	900	900

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $808,964 or 7.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,302,458 or 11.6% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,979.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	9,116,187	9,045,362	3,805	-	-	70,825	70,811	0.0%
Total	-	9,116,187	9,045,362	3,805	-	-	70,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	961,565	961,565	-	-
Consumer Discretionary	1,734,845	1,734,845	-	-
Consumer Staples	601,685	601,685	-	-
Energy	356,249	356,249	-	-
Financials	2,437,572	2,437,572	-	-
Health Care	490,022	490,022	-	-
Industrials	963,741	963,741	-	-
Information Technology	2,740,662	2,740,662	-	-
Materials	292,801	292,801	-	-
Real Estate	217,152	217,152	-	-
Utilities	286,710	286,710	-	-

U.S. Treasury Obligations	19,979	-	19,979	-

Money Market Funds	70,825	70,825	-	-
Total Investments in Securities:	11,173,808	11,153,829	19,979	-
Derivative Instruments:

Assets
Futures Contracts	900	900	-	-
Total Assets	900	900	-	-
Total Derivative Instruments:	900	900	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	900	0
Total Equity Risk	900	0
Total Value of Derivatives	900	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced Emerging Markets ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,696,038)	$11,102,983
Fidelity Central Funds (cost $70,825)	70,825

Total Investment in Securities (cost $9,766,863)		$11,173,808
Cash		3,288
Foreign currency held at value (cost $2,940)		2,943
Dividends receivable		40,784
Distributions receivable from Fidelity Central Funds		402
Receivable for daily variation margin on futures contracts		120
Total assets		11,221,345
Liabilities
Accrued management fee	$3,489
Total liabilities		3,489
Net Assets		$11,217,856
Net Assets consist of:
Paid in capital		$10,130,986
Total accumulated earnings (loss)		1,086,870
Net Assets		$11,217,856
Net Asset Value, offering price and redemption price per share ($11,217,856 ÷ 400,000 shares)		$28.04
Statement of Operations
For the period November 19, 2024 (commencement of operations) through June 30, 2025
Investment Income
Dividends		$186,883
Interest		812
Income from Fidelity Central Funds		3,805
Total income		191,500
Expenses
Management fee	$24,081
Independent trustees' fees and expenses	20
Total expenses before reductions	24,101
Expense reductions	(211)
Total expenses after reductions		23,890
Net Investment income (loss)		167,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(248,365)
Redemptions in-kind	21,159
Foreign currency transactions	722
Futures contracts	(70,531)
Total net realized gain (loss)		(297,015)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,406,945
Assets and liabilities in foreign currencies	390
Futures contracts	900
Total change in net unrealized appreciation (depreciation)		1,408,235
Net gain (loss)		1,111,220
Net increase (decrease) in net assets resulting from operations		$1,278,830
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,610
Net realized gain (loss)	(297,015)
Change in net unrealized appreciation (depreciation)	1,408,235
Net increase (decrease) in net assets resulting from operations	1,278,830
Distributions to shareholders	(170,800)

Share transactions
Proceeds from sales of shares	12,633,157
Cost of shares redeemed	(2,523,331)

Net increase (decrease) in net assets resulting from share transactions	10,109,826
Total increase (decrease) in net assets	11,217,856

Net Assets
Beginning of period	-
End of period	$11,217,856

Other Information
Shares
Sold	500,000
Redeemed	(100,000)
Net increase (decrease)	400,000

Financial Highlights
Fidelity® Enhanced Emerging Markets ETF

Years ended June 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.42
Net realized and unrealized gain (loss)	3.05
Total from investment operations	3.47
Distributions from net investment income	(.43)
Total distributions	(.43)
Net asset value, end of period	$28.04
Total Return D,E,F	14.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I
Expenses net of fee waivers, if any	.38 % I
Expenses net of all reductions, if any	.38% I
Net investment income (loss)	2.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,218
Portfolio turnover rate J	46 % I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Enhanced U.S. All-Cap Equity ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	256	2,808
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	154	3,111
CANADA - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (a)	313	2,651
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Brokerage Inc/The (a)	590	2,661
TOTAL CANADA		5,312
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (a)	57	2,679
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (a)	504	15,100
MONACO - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	42	1,643
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	250	2,278
TOTAL MONACO		3,921
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	184	6,337
UNITED STATES - 99.1%
Communication Services - 10.8%
Diversified Telecommunication Services - 1.1%
AT&T Inc	1,762	50,993
Bandwidth Inc Class A (a)	181	2,878
IDT Corp Class B	39	2,664
		56,535
Entertainment - 4.3%
Electronic Arts Inc	114	18,206
Netflix Inc (a)	65	87,044
Playtika Holding Corp	458	2,166
ROBLOX Corp Class A (a)	247	25,984
Spotify Technology SA (a)	47	36,065
Walt Disney Co/The	457	56,673
		226,138
Interactive Media & Services - 4.6%
Alphabet Inc Class A	511	90,054
Alphabet Inc Class C	235	41,686
Meta Platforms Inc Class A	141	104,071
Vimeo Inc Class A (a)	527	2,129
Yelp Inc Class A (a)	72	2,467
		240,407
Media - 0.7%
Comcast Corp Class A	944	33,692
New York Times Co/The Class A	40	2,239
		35,931
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	33	7,862
TOTAL COMMUNICATION SERVICES		566,873

Consumer Discretionary - 11.3%
Automobile Components - 0.1%
American Axle & Manufacturing Holdings Inc (a)	577	2,354
Phinia Inc	60	2,669
		5,023
Automobiles - 1.6%
Ford Motor Co	1,712	18,575
General Motors Co	423	20,816
Tesla Inc (a)	146	46,378
		85,769
Broadline Retail - 2.8%
Amazon.com Inc (a)	673	147,649
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc (a)	22	2,799
Coursera Inc (a)	276	2,418
Duolingo Inc Class A (a)	16	6,560
Frontdoor Inc (a)	51	3,006
Strategic Education Inc	31	2,639
Universal Technical Institute Inc (a)	75	2,542
		19,964
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (a)	36	4,764
BJ's Restaurants Inc (a)	58	2,587
Booking Holdings Inc	2	11,578
Brinker International Inc (a)	19	3,426
Carnival Corp (a)	432	12,148
DoorDash Inc Class A (a)	154	37,963
Expedia Group Inc Class A	54	9,109
Global Business Travel Group I Class A (a)	420	2,646
International Game Technology PLC	135	2,134
Life Time Group Holdings Inc (a)	93	2,821
Light & Wonder Inc Class A (a)	17	1,636
Monarch Casino & Resort Inc	28	2,420
PlayAGS Inc (a)	197	2,461
Rush Street Interactive Inc Class A (a)	191	2,846
Wendy's Co/The	230	2,627
		101,166
Household Durables - 0.5%
Cavco Industries Inc (a)	5	2,171
Cricut Inc Class A	402	2,722
Garmin Ltd	29	6,053
M/I Homes Inc (a)	24	2,691
Meritage Homes Corp	42	2,813
Sonos Inc (a)	237	2,562
Taylor Morrison Home Corp (a)	40	2,457
Toll Brothers Inc	43	4,908
		26,377
Leisure Products - 0.1%
Hasbro Inc	45	3,322
Peloton Interactive Inc Class A (a)	367	2,547
		5,869
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A (a)	38	3,148
AutoNation Inc (a)	16	3,178
Bath & Body Works Inc	97	2,906
Best Buy Co Inc	85	5,706
Buckle Inc/The	60	2,721
CarMax Inc (a)	68	4,570
Carvana Co Class A (a)	47	15,837
Chewy Inc Class A (a)	92	3,921
Five Below Inc (a)	25	3,280
Gap Inc/The	138	3,010
Home Depot Inc/The	180	65,996
Lithia Motors Inc Class A	11	3,716
ODP Corp/The (a)	147	2,665
Petco Health & Wellness Co Inc Class A (a)	920	2,604
Sally Beauty Holdings Inc (a)	285	2,639
Signet Jewelers Ltd	34	2,705
Stitch Fix Inc Class A (a)	567	2,098
ThredUp Inc Class A (a)	366	2,741
TJX Cos Inc/The	340	41,987
Ulta Beauty Inc (a)	20	9,356
Upbound Group Inc	112	2,811
Urban Outfitters Inc (a)	39	2,829
Williams-Sonoma Inc	21	3,431
		193,855
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc	73	6,410
TOTAL CONSUMER DISCRETIONARY		592,082

Consumer Staples - 3.0%
Beverages - 0.7%
Boston Beer Co Inc/The Class A (a)	10	1,908
Coca-Cola Consolidated Inc	27	3,015
Keurig Dr Pepper Inc	70	2,314
MGP Ingredients Inc	19	569
Molson Coors Beverage Co Class B	10	481
PepsiCo Inc	220	29,049
		37,336
Consumer Staples Distribution & Retail - 1.8%
BJ's Wholesale Club Holdings Inc (a)	53	5,715
Costco Wholesale Corp	4	3,960
Natural Grocers by Vitamin Cottage Inc	47	1,844
United Natural Foods Inc (a)	90	2,098
US Foods Holding Corp (a)	94	7,239
Village Super Market Inc Class A	66	2,541
Walmart Inc	719	70,304
		93,701
Food Products - 0.3%
Cal-Maine Foods Inc	30	2,989
Fresh Del Monte Produce Inc	71	2,302
Hain Celestial Group Inc (a)	1,492	2,267
Tyson Foods Inc Class A	122	6,825
Utz Brands Inc Class A	200	2,510
		16,893
Household Products - 0.1%
Kimberly-Clark Corp	6	774
Procter & Gamble Co/The	23	3,664
		4,438
Personal Care Products - 0.1%
Honest Co Inc/The (a)	476	2,423
Nature's Sunshine Products Inc (a)	170	2,514
		4,937
TOTAL CONSUMER STAPLES		157,305

Energy - 2.8%
Energy Equipment & Services - 0.1%
Natural Gas Services Group Inc (a)	99	2,555
Oil States International Inc (a)	472	2,530
Ranger Energy Services Inc Class A	166	1,982
		7,067
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Corp	169	3,203
Cheniere Energy Inc	97	23,621
Devon Energy Corp	270	8,589
EOG Resources Inc	88	10,526
Excelerate Energy Inc Class A	90	2,639
Exxon Mobil Corp	70	7,546
HF Sinclair Corp	76	3,122
Kinder Morgan Inc	645	18,963
Kinetik Holdings Inc Class A	57	2,510
Marathon Petroleum Corp	136	22,591
Targa Resources Corp	21	3,656
Williams Cos Inc/The	532	33,415
		140,381
TOTAL ENERGY		147,448

Financials - 14.0%
Banks - 1.1%
Byline Bancorp Inc	100	2,673
Central Pacific Financial Corp	96	2,691
Community Trust Bancorp Inc	48	2,540
JPMorgan Chase & Co	117	33,919
Northwest Bancshares Inc	217	2,773
Old Second Bancorp Inc	147	2,608
SmartFinancial Inc	76	2,567
Third Coast Bancshares Inc (a)	77	2,516
TrustCo Bank Corp NY	80	2,674
WesBanco Inc	82	2,594
		57,555
Capital Markets - 5.5%
Acadian Asset Management Inc	78	2,749
Bank of New York Mellon Corp/The	314	28,609
Cboe Global Markets Inc	45	10,494
Charles Schwab Corp/The	537	48,996
CME Group Inc Class A	148	40,792
Goldman Sachs Group Inc/The	79	55,913
Janus Henderson Group PLC	64	2,486
Morgan Stanley	330	46,484
Morningstar Inc	10	3,139
MSCI Inc	33	19,032
Piper Sandler Cos	11	3,057
SEI Investments Co	40	3,594
State Street Corp	128	13,612
Tradeweb Markets Inc Class A	50	7,320
WisdomTree Inc	244	2,808
		289,085
Consumer Finance - 1.0%
Capital One Financial Corp	172	36,595
Dave Inc Class A (a)	12	3,221
Encore Capital Group Inc (a)	62	2,400
Green Dot Corp Class A (a)	249	2,684
Lendingtree Inc (a)	65	2,410
NerdWallet Inc Class A (a)	217	2,380
PROG Holdings Inc	89	2,612
		52,302
Financial Services - 4.1%
Alerus Financial Corp	123	2,662
Berkshire Hathaway Inc Class B (a)	92	44,691
Compass Diversified Holdings	380	2,386
Euronet Worldwide Inc (a)	26	2,636
Federal Agricultural Mortgage Corp Class C	13	2,526
Fiserv Inc (a)	196	33,792
Flywire Corp (a)	233	2,726
Global Payments Inc	110	8,804
Mastercard Inc Class A	106	59,566
NMI Holdings Inc (a)	72	3,038
PayPal Holdings Inc (a)	426	31,660
Velocity Financial Inc (a)	134	2,484
Visa Inc Class A	57	20,238
		217,209
Insurance - 2.1%
Allstate Corp/The	114	22,949
Cincinnati Financial Corp	56	8,340
Donegal Group Inc Class A	124	2,483
Globe Life Inc	36	4,474
HCI Group Inc	17	2,587
Horace Mann Educators Corp	60	2,578
Kemper Corp	44	2,840
Markel Group Inc (a)	5	9,987
Progressive Corp/The	175	46,701
Selective Insurance Group Inc	18	1,560
Selectquote Inc (a)	961	2,287
United Fire Group Inc	90	2,583
Universal Insurance Holdings Inc	90	2,496
		111,865
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Angel Oak Mortgage REIT Inc	76	715
Kkr Real Estate Finance Trust Inc	266	2,333
New York Mortgage Trust Inc	382	2,559
Rithm Capital Corp	275	3,105
		8,712
TOTAL FINANCIALS		736,728

Health Care - 11.4%
Biotechnology - 3.3%
AbbVie Inc	336	62,368
ACADIA Pharmaceuticals Inc (a)	125	2,696
Akebia Therapeutics Inc (a)	657	2,391
Alkermes PLC (a)	100	2,861
BioCryst Pharmaceuticals Inc (a)	247	2,213
Biogen Inc (a)	64	8,038
BioMarin Pharmaceutical Inc (a)	80	4,398
Black Diamond Therapeutics Inc (a)	317	786
Catalyst Pharmaceuticals Inc (a)	117	2,539
Exact Sciences Corp (a)	70	3,720
Exelixis Inc (a)	120	5,289
Gilead Sciences Inc	425	47,120
Incyte Corp (a)	68	4,631
Ironwood Pharmaceuticals Inc Class A (a)	1,405	1,008
MiMedx Group Inc (a)	61	372
Myriad Genetics Inc (a)	180	956
Natera Inc (a)	50	8,447
PTC Therapeutics Inc (a)	59	2,882
Puma Biotechnology Inc (a)	717	2,459
United Therapeutics Corp (a)	19	5,460
		170,634
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co	125	21,531
Boston Scientific Corp (a)	9	967
Insulet Corp (a)	31	9,740
LivaNova PLC (a)	62	2,791
Omnicell Inc (a)	70	2,058
Orthofix Medical Inc (a)	145	1,617
Surmodics Inc (a)	83	2,466
Tactile Systems Technology Inc (a)	139	1,409
		42,579
Health Care Providers & Services - 3.1%
Alignment Healthcare Inc (a)	130	1,820
Aveanna Healthcare Holdings Inc (a)	520	2,720
Cardinal Health Inc	107	17,976
Centene Corp (a)	219	11,887
CVS Health Corp	549	37,870
Elevance Health Inc	92	35,784
Enhabit Inc (a)	35	337
GeneDx Holdings Corp Class A (a)	30	2,769
Humana Inc	53	12,957
Labcorp Holdings Inc	10	2,625
Option Care Health Inc (a)	93	3,021
Pediatrix Medical Group Inc (a)	176	2,526
Privia Health Group Inc (a)	128	2,944
Talkspace Inc Class A (a)	673	1,871
UnitedHealth Group Inc	75	23,398
		160,505
Health Care Technology - 0.5%
Doximity Inc Class A (a)	58	3,558
HealthStream Inc	93	2,572
Phreesia Inc (a)	99	2,818
Veeva Systems Inc Class A (a)	65	18,719
		27,667
Life Sciences Tools & Services - 0.0%
Niagen Bioscience Inc (a)	184	2,651
Pharmaceuticals - 3.7%
Amneal Intermediate Inc Class A (a)	304	2,459
Bristol-Myers Squibb Co	893	41,337
Eli Lilly & Co	26	20,268
Jazz Pharmaceuticals PLC (a)	28	2,971
Johnson & Johnson	116	17,719
Merck & Co Inc	645	51,059
Pfizer Inc	1,834	44,457
Phibro Animal Health Corp Class A	106	2,707
Supernus Pharmaceuticals Inc (a)	83	2,616
Viatris Inc	520	4,644
Xeris Biopharma Holdings Inc (a)	545	2,545
		192,782
TOTAL HEALTH CARE		596,818

Industrials - 10.3%
Aerospace & Defense - 2.3%
Astronics Corp (a)	81	2,712
Axon Enterprise Inc (a)	32	26,494
Curtiss-Wright Corp	16	7,817
Ducommun Inc (a)	32	2,644
HEICO Corp	8	2,624
Howmet Aerospace Inc	176	32,759
Lockheed Martin Corp	87	40,293
V2X Inc (a)	58	2,816
		118,159
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (a)	425	2,584
Building Products - 1.8%
Allegion plc	38	5,477
Apogee Enterprises Inc	50	2,029
Armstrong World Industries Inc	19	3,086
Gibraltar Industries Inc (a)	44	2,596
Griffon Corp	37	2,678
Johnson Controls International plc	288	30,419
Resideo Technologies Inc (a)	132	2,912
Trane Technologies PLC	98	42,866
		92,063
Commercial Services & Supplies - 1.3%
ABM Industries Inc	49	2,313
BrightView Holdings Inc (a)	169	2,814
Cintas Corp	152	33,877
CoreCivic Inc (a)	112	2,360
Healthcare Services Group Inc (a)	175	2,630
Interface Inc	125	2,616
Republic Services Inc	90	22,195
		68,805
Construction & Engineering - 0.7%
AECOM	56	6,320
Argan Inc	11	2,425
Comfort Systems USA Inc	15	8,043
EMCOR Group Inc	19	10,163
MYR Group Inc (a)	17	3,085
Sterling Infrastructure Inc (a)	9	2,077
Tutor Perini Corp (a)	63	2,947
Valmont Industries Inc	9	2,939
		37,999
Electrical Equipment - 1.1%
Acuity Inc	13	3,878
Allient Inc	80	2,905
AMETEK Inc	101	18,278
Atkore Inc	41	2,893
EnerSys	33	2,830
LSI Industries Inc	139	2,364
nVent Electric PLC	72	5,274
Rockwell Automation Inc	49	16,276
Sensata Technologies Holding PLC	102	3,071
		57,769
Ground Transportation - 1.1%
Lyft Inc Class A (a)	196	3,088
Uber Technologies Inc (a)	565	52,715
		55,803
Machinery - 0.5%
Astec Industries Inc	60	2,501
ESCO Technologies Inc	17	3,262
Flowserve Corp	61	3,193
Gates Industrial Corp PLC (a)	141	3,247
Hillman Solutions Corp Class A (a)	248	1,770
Hyster-Yale Inc Class A	60	2,387
Proto Labs Inc (a)	64	2,563
Shyft Group Inc/The	214	2,684
SPX Technologies Inc (a)	20	3,354
Worthington Enterprises Inc	44	2,800
		27,761
Marine Transportation - 0.0%
Matson Inc	6	668
Passenger Airlines - 0.0%
SkyWest Inc (a)	29	2,986
Professional Services - 0.8%
Amentum Holdings Inc	60	1,416
Booz Allen Hamilton Holding Corp Class A	56	5,831
Heidrick & Struggles International Inc	60	2,746
IBEX Holdings Ltd (a)	88	2,561
Legalzoom.com Inc (a)	280	2,495
Leidos Holdings Inc	56	8,835
Maximus Inc	32	2,246
Paylocity Holding Corp (a)	19	3,443
SS&C Technologies Holdings Inc	94	7,783
Willdan Group Inc (a)	45	2,813
		40,169
Trading Companies & Distributors - 0.7%
DNOW Inc (a)	146	2,164
DXP Enterprises Inc/TX (a)	30	2,630
Global Industrial Co	95	2,566
Karat Packaging Inc	79	2,225
McGrath RentCorp	24	2,783
MSC Industrial Direct Co Inc Class A	35	2,976
Rush Enterprises Inc Class A	30	1,545
Rush Enterprises Inc Class B	25	1,312
WW Grainger Inc	19	19,765
		37,966
TOTAL INDUSTRIALS		542,732

Information Technology - 30.7%
Communications Equipment - 0.7%
Extreme Networks Inc (a)	166	2,980
Motorola Solutions Inc	72	30,273
NetScout Systems Inc (a)	109	2,704
Ribbon Communications Inc (a)	657	2,635
		38,592
Electronic Equipment, Instruments & Components - 0.2%
Arlo Technologies Inc (a)	159	2,697
Itron Inc (a)	23	3,027
Plexus Corp (a)	16	2,165
		7,889
IT Services - 0.5%
Backblaze Inc Class A (a)	44	241
BigCommerce Holdings Inc (a)	507	2,535
Gartner Inc (a)	3	1,213
GoDaddy Inc Class A (a)	61	10,984
Kyndryl Holdings Inc (a)	104	4,364
Twilio Inc Class A (a)	62	7,710
		27,047
Semiconductors & Semiconductor Equipment - 14.2%
ACM Research Inc Class A (a)	103	2,668
Advanced Micro Devices Inc (a)	394	55,909
Ambarella Inc (a)	44	2,907
Analog Devices Inc	8	1,904
Applied Materials Inc	269	49,246
Axcelis Technologies Inc (a)	28	1,951
Broadcom Inc	539	148,575
Cirrus Logic Inc (a)	29	3,023
Credo Technology Group Holding Ltd (a)	62	5,741
KLA Corp	51	45,683
MACOM Technology Solutions Holdings Inc (a)	26	3,726
Marvell Technology Inc	37	2,864
NVIDIA Corp	2,285	361,007
Onto Innovation Inc (a)	16	1,615
PDF Solutions Inc (a)	124	2,651
QUALCOMM Inc	316	50,326
		739,796
Software - 10.6%
8x8 Inc (a)	1,243	2,436
ACI Worldwide Inc (a)	59	2,709
Adobe Inc (a)	125	48,360
Alarm.com Holdings Inc (a)	44	2,489
Asana Inc Class A (a)	151	2,039
Clear Secure Inc Class A	90	2,498
Commvault Systems Inc (a)	19	3,312
Domo Inc Class B (a)	176	2,459
Fortinet Inc (a)	264	27,910
HubSpot Inc (a)	1	557
Intapp Inc (a)	48	2,478
Kaltura Inc (a)	1,074	2,159
LiveRamp Holdings Inc (a)	81	2,676
Microsoft Corp	578	287,503
OneSpan Inc	154	2,570
Ooma Inc (a)	206	2,657
PagerDuty Inc (a)	162	2,475
PROS Holdings Inc (a)	141	2,208
Q2 Holdings Inc (a)	32	2,995
Red Violet Inc	51	2,509
Salesforce Inc	206	56,174
Servicenow Inc (a)	48	49,348
Sprout Social Inc Class A (a)	120	2,509
Synchronoss Technologies Inc (a)	412	2,822
Tenable Holdings Inc (a)	87	2,939
Teradata Corp (a)	116	2,588
Weave Communications Inc (a)	261	2,172
Workday Inc Class A (a)	88	21,120
Xperi Inc (a)	302	2,389
Yext Inc (a)	294	2,499
Zoom Communications Inc Class A (a)	113	8,812
		558,371
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	1,124	230,611
Diebold Nixdorf Inc (a)	52	2,881
Immersion Corp	300	2,364
		235,856
TOTAL INFORMATION TECHNOLOGY		1,607,551

Materials - 2.9%
Chemicals - 1.3%
Balchem Corp	17	2,706
Corteva Inc	300	22,359
DuPont de Nemours Inc	34	2,332
Ecolab Inc	109	29,369
International Flavors & Fragrances Inc	112	8,238
Koppers Holdings Inc	81	2,604
		67,608
Construction Materials - 0.6%
CRH PLC	297	27,265
United States Lime & Minerals Inc	25	2,495
		29,760
Containers & Packaging - 0.1%
Amcor PLC	990	9,098
Metals & Mining - 0.9%
Coeur Mining Inc (a)	348	3,083
Commercial Metals Co	62	3,032
Hecla Mining Co	479	2,869
Newmont Corp	488	28,432
Olympic Steel Inc	82	2,672
Royal Gold Inc	29	5,158
SunCoke Energy Inc	294	2,525
		47,771
TOTAL MATERIALS		154,237

Real Estate - 1.6%
Health Care REITs - 0.4%
CareTrust REIT Inc	99	3,029
Healthpeak Properties Inc	304	5,323
Ventas Inc	182	11,494
		19,846
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (a)	547	1,980
Compass Inc Class A (a)	345	2,167
Cushman & Wakefield PLC (a)	259	2,867
RE/MAX Holdings Inc Class A (a)	315	2,577
		9,591
Retail REITs - 0.1%
Brixmor Property Group Inc	128	3,333
CBL & Associates Properties Inc	82	2,082
Phillips Edison & Co Inc	78	2,732
		8,147
Specialized REITs - 0.9%
American Tower Corp	182	40,226
Equinix Inc	8	6,363
		46,589
TOTAL REAL ESTATE		84,173

Utilities - 0.3%
Electric Utilities - 0.0%
PG&E Corp	19	264
Gas Utilities - 0.1%
MDU Resources Group Inc	156	2,600
Southwest Gas Holdings Inc	40	2,976
		5,576
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	304	3,198
Multi-Utilities - 0.1%
Avista Corp	34	1,290
Black Hills Corp	38	2,132
Unitil Corp	10	522
		3,944
Water Utilities - 0.1%
Consolidated Water Co Ltd	59	1,771
H2O America	45	2,339
		4,110
TOTAL UTILITIES		17,092

TOTAL UNITED STATES		5,203,039
TOTAL COMMON STOCKS (Cost $4,881,981)		5,242,307

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,881,981)	5,242,307
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,568
NET ASSETS - 100.0%	5,249,875

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	142,344	142,344	520	-	-	-	-	0.0%
Total	-	142,344	142,344	520	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	566,873	566,873	-	-
Consumer Discretionary	609,990	609,990	-	-
Consumer Staples	157,305	157,305	-	-
Energy	155,428	155,428	-	-
Financials	739,839	739,839	-	-
Health Care	599,469	599,469	-	-
Industrials	547,689	547,689	-	-
Information Technology	1,607,551	1,607,551	-	-
Materials	154,237	154,237	-	-
Real Estate	86,834	86,834	-	-
Utilities	17,092	17,092	-	-

Total Investments in Securities:	5,242,307	5,242,307	-	-
Fidelity® Enhanced U.S. All-Cap Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,881,981)		$5,242,307
Cash		13,899
Receivable for investments sold		273
Dividends receivable		2,391
Distributions receivable from Fidelity Central Funds		40
Total assets		5,258,910
Liabilities
Payable for investments purchased	$8,272
Accrued management fee	763
Total liabilities		9,035
Net Assets		$5,249,875
Net Assets consist of:
Paid in capital		$4,992,949
Total accumulated earnings (loss)		256,926
Net Assets		$5,249,875
Net Asset Value, offering price and redemption price per share ($5,249,875 ÷ 200,000 shares)		$26.25
Statement of Operations
For the period November 19, 2024 (commencement of operations) through June 30, 2025
Investment Income
Dividends		$36,489
Income from Fidelity Central Funds		520
Total income		37,009
Expenses
Management fee	$4,835
Independent trustees' fees and expenses	8
Total expenses before reductions	4,843
Expense reductions	(214)
Total expenses after reductions		4,629
Net Investment income (loss)		32,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(102,730)
Total net realized gain (loss)		(102,730)
Change in net unrealized appreciation (depreciation) on investment securities		360,326
Net gain (loss)		257,596
Net increase (decrease) in net assets resulting from operations		$289,976
Statement of Changes in Net Assets

For the period November 19, 2024 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,380
Net realized gain (loss)	(102,730)
Change in net unrealized appreciation (depreciation)	360,326
Net increase (decrease) in net assets resulting from operations	289,976
Distributions to shareholders	(33,050)

Share transactions
Proceeds from sales of shares	4,992,949

Net increase (decrease) in net assets resulting from share transactions	4,992,949
Total increase (decrease) in net assets	5,249,875

Net Assets
Beginning of period	-
End of period	$5,249,875

Other Information
Shares
Sold	200,000
Net increase (decrease)	200,000

Financial Highlights
Fidelity® Enhanced U.S. All-Cap Equity ETF

Years ended June 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.10
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	1.15
Total from investment operations	1.33
Distributions from net investment income	(.18)
Total distributions	(.18)
Net asset value, end of period	$26.25
Total Return D,E,F	5.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18% I
Expenses net of fee waivers, if any	.18 % I
Expenses net of all reductions, if any	.17% I
Net investment income (loss)	1.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,250
Portfolio turnover rate J	101 % I,K

AFor the period November 19, 2024 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced Emerging Markets ETF	9,813,034	1,635,811	(275,037)	1,360,774
Fidelity Enhanced U.S. All-Cap Equity ETF	4,889,044	536,454	(183,191)	353,263

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Enhanced Emerging Markets ETF	43,774	(318,067)	1,361,164
Fidelity Enhanced U.S. All-Cap Equity ETF	448	(96,785)	353,263

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced Emerging Markets ETF	(276,289)	(41,778)	(318,067)
Fidelity Enhanced U.S. All-Cap Equity ETF	(96,785)	-	(96,785)

The tax character of distributions paid was as follows:

June 30, 2025
Ordinary Income ($)
Fidelity Enhanced Emerging Markets ETF	170,800
Fidelity Enhanced U.S. All-Cap Equity ETF	33,050

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Enhanced Emerging Markets ETF	70,229

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced Emerging Markets ETF	12,995,262	2,868,335
Fidelity Enhanced U.S. All-Cap Equity ETF	2,467,670	2,315,986

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced Emerging Markets ETF	-	219,397
Fidelity Enhanced U.S. All-Cap Equity ETF	4,840,684	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced Emerging Markets ETF	.38%
Fidelity Enhanced U.S. All-Cap Equity ETF	.18%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enhanced U.S. All-Cap Equity ETF	66

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enhanced Emerging Markets ETF	273,101	78,900	(5,154)
Fidelity Enhanced U.S. All-Cap Equity ETF	166,887	23,429	(1,303)
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced Emerging Markets ETF	211
Fidelity Enhanced U.S. All-Cap Equity ETF	214
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Enhanced Emerging Markets ETF and Fidelity Enhanced U.S. All-Cap Equity ETF (two of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of June 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2024 (commencement of operations) through June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period November 19, 2024 (commencement of operations) through June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Enhanced U.S. All-Cap Equity ETF
December 2024	83%
March 2025	97%
June 2025	97%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Enhanced Emerging Markets ETF
December 2024	48.99%
March 2025	34.55%
June 2025	34.55%

Fidelity Enhanced U.S. All-Cap Equity ETF
December 2024	88.28%
March 2025	100.00%
June 2025	100.00%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Enhanced U.S. All-Cap Equity ETF
December 2024	11.73%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Enhanced Emerging Markets ETF	$4,170
Fidelity Enhanced U.S. All-Cap Equity ETF	$474

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9916456.100
EMU-ANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025